REGISTRATION STATEMENT NO. 333-101815
                                                                       811-21267

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 5

                                 --------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

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                                  One Cityplace
                        HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[N/A]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[N/A]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[N/A]   on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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


                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                      PIONEER ANNUISTAR ANNUITY PROSPECTUS:
              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                                  Pioneer Global High Yield VCT Portfolio -- Class II Shares
AIM VARIABLE INSURANCE FUNDS                                            Pioneer Growth Shares VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)            Pioneer High Yield VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)             Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Class II Shares
   Franklin Rising Dividends Securities Fund -- Class 2 Shares          Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Franklin Small-Mid Cap Growth Securities Fund --                       Class II Shares
     Class 2 Shares(3)                                                  Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Templeton Foreign Securities Fund -- Class 2 Shares                    Class II Shares
GREENWICH STREET SERIES FUND                                            Pioneer International Value VCT Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund --                  Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
     Class II Shares                                                    Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        Class II Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares           Pioneer Papp America-Pacific Rim VCT Portfolio
   Oppenheimer Global Securities Fund/VA -- Service Shares              Pioneer Papp Small and Mid Cap Growth Portfolio VCT --
PIONEER VARIABLE CONTRACTS TRUST                                          Class II Shares
   Pioneer America Income VCT Portfolio -- Class II Shares              Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                    Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares                Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares            Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares               Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Pioneer Europe VCT Portfolio -- Class II Shares                      All Cap Fund -- Class II
   Pioneer Fund VCT Portfolio -- Class II Shares                        Total Return Fund -- Class II

--------------
(1)   Formerly AIM V.I. Capital Appreciation Fund -- Series II        (3)   Formerly Franklin Small Cap Fund -- Class 2 Shares
(2)   Formerly AIM V.I. Mid Cap Core Equity -- Series II

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                       TABLE OF CONTENTS

Glossary...............................................   3      Variable Annuity.......................................  46
Summary................................................   4         Fixed Annuity.......................................  47
Fee Table..............................................   8      Payment Options........................................  47
Condensed Financial Information........................  16         Election of Options.................................  47
The Annuity Contract...................................  16         Annuity Options.....................................  47
   Contract Owner Inquiries............................  17         Variable Liquidity Benefit .........................  48
   Purchase Payments...................................  17      Miscellaneous Contract Provisions......................  48
   Accumulation Units..................................  18         Right to Return.....................................  48
   The Variable Funding Options........................  18         Termination.........................................  48
   The Fixed Account...................................  21         Required Reports....................................  49
Charges and Deductions.................................  21         Suspension of Payments..............................  49
   General.............................................  21      The Separate Accounts..................................  49
   Withdrawal Charge...................................  22         Performance Information.............................  50
   Free Withdrawal Allowance...........................  22      Federal Tax Considerations.............................  50
   Administrative Charges..............................  23         General Taxation of Annuities.......................  50
   Mortality and Expense Risk Charge...................  23         Types of Contracts: Qualified and
   Enhanced Stepped-Up Provision Charge................  23           Non-qualified.....................................  51
   Guaranteed Minimum Withdrawal Benefit Charge........  23         Qualified Annuity Contracts.........................  51
   Guaranteed Minimum Accumulation Benefit Charge......  23           Taxation of Qualified Annuity Contracts...........  51
   Variable Liquidity Benefit Charge...................  23           Mandatory Distributions for Qualified Plans.......  51
   Transfer Charge.....................................  24         Non-qualified Annuity Contracts.....................  51
   Variable Funding Option Expenses....................  24           Diversification Requirements for Variable
   Premium Tax.........................................  24             Annuities.......................................  52
   Changes in Taxes Based upon Premium or Value........  24           Ownership of the Investments......................  52
Transfers..............................................  24           Taxation of Death Benefit Proceeds................  53
   Market Timing/Excessive Trading.....................  25         Other Tax Considerations............................  53
   Dollar Cost Averaging...............................  26           Treatment of Charges for Optional Benefits........  53
Access to Your Money...................................  27           Penalty Tax for Premature Distributions...........  53
   Systematic Withdrawals..............................  27           Puerto Rico Tax Considerations....................  53
   Managed Distribution Program........................  27           Non-Resident Aliens...............................  53
   Loans...............................................  27      Other Information......................................  54
Ownership Provisions...................................  28         The Insurance Companies.............................  54
   Types of Ownership..................................  28         Financial Statements................................  54
     Contract Owner....................................  28         Distribution of Variable Annuity Contracts..........  54
     Beneficiary.......................................  28         Conformity with State and Federal Laws..............  56
     Annuitant.........................................  28         Voting Rights.......................................  56
Death Benefit..........................................  29         Restrictions on Financial Transactions..............  57
   Death Proceeds before the Maturity Date.............  29         Legal Proceedings and Opinions......................  57
   Enhanced Stepped-Up Provision.......................  31      Appendix A: Condensed Financial Information
   Payment of Proceeds.................................  31         for Travelers Insurance Company: Separate
   Spousal Contract Continuance........................  33      Account Thirteen....................................... A-1
   Beneficiary Contract Continuance....................  33      Appendix B: Condensed Financial Information
   Planned Death Benefit...............................  34         for Travelers Life and Annuity Company:
   Death Proceeds after the Maturity Date..............  34           Separate Account Fourteen......................... B-1
 Living Benefits.......................................  34      Appendix C: The Fixed Account.......................... C-1
   Guaranteed Minimum Withdrawal Benefit...............  34      Appendix D: Waiver of Withdrawal Charge
   Guaranteed Minimum Accumulation Benefit.............  40         for Nursing Home Confinement........................ D-1
The Annuity Period.....................................  46      Appendix E: Contents of the Statement of
   Maturity Date.......................................  46         Additional Information.............................. E-1
   Allocation of Annuity...............................  46

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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS - a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                            PIONEER ANNUISTAR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

As of May 2, 2005, the contract is not available for purchase if the owner or Annuitant is age 81 or older. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................        6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE..........................................        $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE........................        6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................        $30(4)

---------------------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
-----------------------------------------------  -----------------------------
  Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
-----------------------------------------------  -----------------------------
  Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                  STANDARD         ENHANCED
                                               DEATH BENEFIT     DEATH BENEFIT
                                            ------------------ -----------------
Mortality and Expense Risk Charge..........       1.40%             1.60%
Administrative Expense Charge..............       0.15%             0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED.........       1.55%             1.75%
Optional E.S.P. Charge.....................       0.20%             0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED..................       1.75%             1.95%
Optional GMAB Charge.......................       0.50%             0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED....................       2.05%             2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5) ..........       2.25%             2.45%
Optional GMWB I Charge.....................       0.40%(6)          0.40%(6)
Optional GMWB II Charge....................       0.50%(6)          0.50%(6)
Optional GMWB III Charge...................       0.25%             0.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED..................       1.95%             2.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED.................       2.05%             2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED................       1.80%             2.00%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED............       2.15%             2.35%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED...........       2.25%             2.45%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED..........       2.00%             2.20%

---------------------------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED)

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-291-2974.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                          MINIMUM      MAXIMUM
                                                        -----------  -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM UNDERLYING FUND
ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION
AND/OR SERVICE FEES (12b-1) FEES, AND OTHER EXPENSES)      0.42%        15.01%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
Money Market Portfolio ....................     0.32%            --          0.10%         0.42%              --    --(1)(17)
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital
Appreciation Fund --
Series II Shares* .........................     0.61%          0.25%         0.30%         1.16%              --         1.16%(2)
AIM V.I. Mid Cap Core Equity Fund --
Series II Shares* .........................     0.73%          0.25%         0.31%         1.29%              --         1.29%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Rising Dividends Securities
Fund -- Class 2 Shares* ...................     0.68%          0.25%         0.03%         0.96%            0.02%        0.94%(4)
Franklin Small-Mid Cap Growth
Securities Fund -- Class 2 Shares* ........     0.48%          0.25%         0.29%         1.02%            0.03%        0.99%(5)
Templeton Foreign Securities Fund --
Class 2 Shares* ...........................     0.68%          0.25%         0.19%         1.12%            0.05%        1.07%(6)
GREENWICH STREET SERIES FUND
Salomon Brothers Variable Aggressive
Growth Fund -- Class II Shares* ...........     0.87%          0.25%         0.16%         1.28%              --         1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation
Fund/VA -- Service Shares* ................     0.64%          0.25%         0.02%         0.91%              --         0.91%
Oppenheimer Global Securities
Fund/VA -- Service Shares* ................     0.63%          0.25%         0.03%         0.91%              --         0.91%
PIONEER VARIABLE CONTRACTS TRUST
Pioneer America Income
VCT Portfolio -- Class II Shares* .........     0.55%          0.25%         0.26%         1.06%              --         1.06%
Pioneer Balanced VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.29%         1.19%              --         1.19%
Pioneer Cullen Value VCT Portfolio --
Class II Shares* ..........................     0.70%          0.25%         0.41%         1.36%            0.36%        1.00%(8)
Pioneer Emerging Markets VCT
Portfolio -- Class II Shares* .............     1.15%          0.25%         0.71%         2.11%            0.12%        1.99%(14)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
  Pioneer Equity Income  VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.08%         0.98%              --         0.98%
Pioneer Equity Opportunities VCT
Portfolio -- Class II Shares* .............     0.75%          0.25%         0.38%         1.38%            0.13%        1.25%(9)
Pioneer Europe VCT Portfolio --
Class II Shares* ..........................     1.00%          0.25%         0.95%         2.20%            0.45%        1.75%(14)
Pioneer Fund VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.06%         0.96%              --         0.96%
Pioneer Global High Yield VCT
Portfolio -- Class II Shares* .............     0.65%          0.25%         0.39%         1.29%            0.29%        1.00%(8)
Pioneer Growth Shares VCT Portfolio --
Class II Shares* ..........................     0.70%          0.25%         0.30%         1.25%              --         1.25%
Pioneer High Yield VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.14%         1.04%              --         1.04%
Pioneer Ibbotson Aggressive
Allocation VCT Portfolio --
Class II Shares* ..........................     0.17%          0.25%         1.15%         1.57%            0.08%        1.49%(10)
Pioneer Ibbotson Growth Allocation
VCT Portfolio -- Class II Shares* .........     0.17%          0.25%         1.12%         1.54%            0.09%        1.45%(11)
Pioneer Ibbotson Moderate Allocation
VCT Portfolio -- Class II Shares* .........     0.17%          0.25%         1.04%         1.46%            0.06%        1.40%(12)
Pioneer International Value VCT
Portfolio -- Class II Shares* .............     1.00%          0.25%         0.88%         2.13%              --         2.13%
Pioneer Mid Cap Value VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.07%         0.97%              --         0.97%
Pioneer Oak Ridge Large Cap Growth VCT
Portfolio -- Class II Shares* .............     0.75%          0.25%           --          6.22%              --         6.22%(13)
Pioneer Papp America-Pacific Rim
VCT Portfolio* ............................     0.75%          0.25%           --          15.01%             --        15.01%(13)
Pioneer Papp Small and Mid Cap Growth
Portfolio VCT -- Class II Shares* .........     0.75%          0.25%           --          7.50%              --         7.50%(13)
Pioneer Real Estate Shares VCT
Portfolio -- Class II Shares* .............     0.80%          0.25%         0.18%         1.23%              --         1.23%
Pioneer Small Cap Value VCT
Portfolio --  Class II Shares* ............     0.75%          0.25%         0.59%         1.59%            0.05%        1.54%(14)
Pioneer Small Company VCT Portfolio --
Class II Shares* ..........................     0.75%          0.25%         0.76%         1.76%            0.28%        1.48%(14)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
Pioneer Strategic Income VCT
Portfolio -- Class II Shares* .............     0.65%          0.25%         0.39%         1.29%              --         1.29%(14)
Pioneer Value VCT Portfolio --
Class II Shares* ..........................     0.75%          0.25%         2.61%         3.61%            2.11%        1.50%(15)
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC
All Cap Fund -- Class II* .................     0.81%          0.25%         0.13%         1.19%              --         1.19%(16)
Total Return Fund -- Class II* ............     0.78%          0.25%         0.33%         1.36%              --       --(17)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(13) There is a contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.

(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.

(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                            VOLUNTARY FEE
                                            WAIVER AND/OR
                                               EXPENSE        NET TOTAL ANNUAL
     FUNDING OPTION                         REIMBURSEMENT    OPERATING EXPENSES
     ---------------                       ---------------  --------------------
     Money Market Portfolio..............       0.02%               0.40%
     Total Return Fund -- Class II.......       0.11%               1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS  10 YEARS
----------------                          -------  ---------  --------  ---------  -------   --------   -------- ---------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      941      1540       2162      3671       341       1040       1762     3671
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2281      4916       6888      9727      1681       4416       6488     9727

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I")(assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  -------------------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      882      1364       1872      3114       282       864       1472      3114
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2230      4810       6767      9656      1630      4310       6367      9656

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  --------- ---------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892      1393       1921      3209       292       893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238      4828       6788      9669      1638      4328       6388      9669

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  --------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      867      1319       1798      2969       267       819       1398      2969
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2217      4783       6736      9637      1617      4283       6336      9637


EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  -------------------  ---------  -------  ---------  --------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892      1393       1921      3209       292       893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238      4828       6788      9669      1638      4328       6388      9669


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                 MAXIMUM AGE BASED ON THE OLDER
                                                   OF THE OWNER AND ANNUITANT
      DEATH BENEFIT/OPTIONAL FEATURE                  ON THE CONTRACT DATE
      --------------------------------------    --------------------------------
      Standard Death Benefit                                   85
      Enhanced Death Benefit                                   75
      Enhanced Stepped-Up Provision (E.S.P)                    75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-291-2474 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                     INVESTMENT                                   INVESTMENT
                OPTION                                     OBJECTIVE                                ADVISER/SUBADVISER
---------------------------------------    -------------------------------------------    -----------------------------------------
Money Market Portfolio                     Seeks high current return with                 Travelers Asset Management
                                           preservation of capital and liquidity.         International Company LLC ("TAMIC")
                                           The Fund normally invests in high-quality
                                           short term money market instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund --   Seeks growth of capital. The Fund invests      A I M Advisors, Inc.
     Series II Shares                      principally in common stocks of companies
                                           expected to benefit from new or
                                           innovative products, services or
                                           processes and those that have
                                           above-average long-term earnings and have
                                           excellent prospects for future growth.

   AIM V.I. Mid Cap Core Equity Fund --    The Fund invests, normally, at least 80%       A I M Advisors, Inc.
     Series II Shares                      of its net assets plus the amount of any
                                           borrowings for investment purposes, in
                                           equity securities, including convertible
                                           securities, of mid-capitalization
                                           companies.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends               Seeks long-term capital appreciation,          Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares     with preservation of capital is an
                                           important consideration. The Fund
                                           normally invests at least 80% of its net
                                           assets in investments of companies that
                                           have paid rising dividends.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The Fund       Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares     normally invests at least 80% of its net
                                           assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The Fund       Templeton Investment Counsel, LLC
     Class 2 Shares                        normally invests at least 80% of its net
                                           assets in investments of issuers located
                                           outside of the U.S., including those in
                                           emerging markets.
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable               Seeks capital appreciation. The Fund           Salomon Brothers Asset Management, Inc.
     Aggressive Growth Fund --             normally invests in common stocks of
     Class II Shares                       companies that the manager believes are
                                           experiencing or will experience growth in
                                           earnings and/or cash flow that exceeds
                                           the average rate of earnings growth of
                                           the companies that comprise the S&P 500.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ------------------------------------------    -----------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation        Seeks capital appreciation. The Fund          Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             normally invests in securities of
                                           well-known, established companies.

   Oppenheimer Global Securities           Seeks long-term capital appreciation. The     Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             Fund normally invests in common stocks of
                                           foreign issuers, "growth-type" companies,
                                           cyclical industries and special
                                           situations that are considered to have
                                           appreciation possibilities.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT              Seeks as high a level of current income       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          as is consistent with preservation of
                                           capital.

   Pioneer Balanced VCT Portfolio --       Seeks capital growth and current income       Pioneer Investment Management, Inc.
     Class II Shares                       by actively managing investments in a         Subadviser: Prudential Investment
                                           diversified portfolio of equity               Management, Inc.
                                           securities.

   Pioneer Cullen Value VCT Portfolio --   Seeks capital appreciation, with current      Pioneer Investment Management, Inc.
     Class II Shares                       income as a secondary objective.              Subadviser: Cullen Capital Management, Inc.


   Pioneer Emerging Markets VCT            Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Equity Income VCT               Seeks current income and long-term growth     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          of capital from a portfolio consisting
                                           primarily of income producing equity
                                           securities of U.S. corporations.

   Pioneer Equity Opportunities VCT        Seeks long-term capital growth. As a          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          secondary objective, the portfolio may
                                           seek income.

   Pioneer Europe VCT Portfolio --         Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio --           Seeks reasonable income and capital           Pioneer Investment Management, Inc.
     Class II Shares                       growth. The Fund normally invests in
                                           equity securities believed to be selling
                                           at reasonable prices or discounts to
                                           their underlying values.

   Pioneer Global High Yield VCT           Seeks to maximize total return through a      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          combination of income and capital
                                           appreciation.

   Pioneer Growth Shares VCT               Seeks appreciation of capital.                Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer High Yield VCT Portfolio --     Seeks to maximize total return through a      Pioneer Investment Management, Inc.
     Class II Shares                       combination of income and capital
                                           appreciation.

   Pioneer Ibbotson Aggressive             Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Allocation VCT Portfolio --                                                         Subadviser: Ibbotson Associates, LLC
     Class II Shares

   Pioneer Ibbotson Growth Allocation      Seeks long-term capital growth and            Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares      current income.                               Subadviser: Ibbotson Associates, LLC

   Pioneer Ibbotson Moderate               Seeks long-term capital growth and            Pioneer Investment Management, Inc.
     Allocation VCT Portfolio --           current income.                               Subadviser: Ibbotson Associates, LLC
     Class II Shares

   Pioneer International Value VCT         Seeks long-term capital growth.               Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Mid Cap Value VCT               Seeks capital appreciation. The Fund          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          normally invests in the equity securities
                                           of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation.                   Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                    Subadviser: Oak Ridge Investments, LLC

   Pioneer Papp America-Pacific Rim        Seeks long term capital growth.               Pioneer Investment Management, Inc.
     VCT Portfolio                                                                       Subadviser: L. Roy Papp & Associates, LLP

   Pioneer Papp Small and Mid Cap          Seeks long term capital growth.               Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                    Subadviser: L. Roy Papp & Associates, LLP
     Class II Shares

   Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          Current income is a secondary objective.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                     OBJECTIVE                               ADVISER/SUBADVISER
---------------------------------------    ------------------------------------------    -----------------------------------------
   Pioneer Small Cap Value VCT             Seeks capital growth by investing in a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          diversified portfolio of  securities
                                           consisting primarily of common stock.

   Pioneer Small Company VCT               Seeks capital growth.                         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Strategic Income VCT            Seeks a high level of current income.         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Value VCT Portfolio --          Seeks reasonable income and capital           Pioneer Investment Management, Inc.
     Class II Shares                       growth.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

   All Cap Fund -- Class II                Seeks capital appreciation. The Fund          Salomon Brothers Asset Management, Inc.
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in the
                                           marketplace.

   Total Return Fund -- Class II           Seeks above average income (compared to a     Salomon Brothers Asset Management, Inc.
                                           portfolio invested entirely in equity
                                           securities). Secondarily seeks growth of
                                           capital and income.  The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of U.S. and
                                           foreign issuers.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts, and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

              YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
        ---------------------------------------------  -------------------------
         GREATER THAN OR EQUAL TO     BUT LESS THAN
        --------------------------- -----------------
                 0 years                 2 years                  6%
                 2 years                 4 years                  5%
                 4 years                 5 years                  4%
                 5 years                 6 years                  3%
                 6 years                 7 years                  2%
                7 + years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o   if a lifetime annuity payout has begun

      o if you elect Annuity Payments for a fixed period of at least five year's duration, or

      o   under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

              YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
        -----------------------------------------------  -----------------------
         GREATER THAN OR EQUAL TO     BUT LESS THAN
        --------------------------- -------------------
                 0 years                 2 years                   6%
                 2 years                 4 years                   5%
                 4 years                 5 years                   4%
                 5 years                 6 years                   3%
                 6 years                 7 years                   2%
                7 + years                                          0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o   the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase PAYMENTS.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      o   the death benefit will not be payable upon the Annuitant's death;

      o   the Contingent Annuitant becomes the Annuitant; and

      o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

--------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit
will be the greatest of:      o   the Contract

                              o   your Adjusted Purchase Payment (see below)*;

                              o the Step-Up Value, if any, as described below or

                              o the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death       o   the Contract Value; benefit will be the
                                  greatest of:

                              o   your Adjusted Purchase Payment (see below)* or

                              o the Step-Up Value, if any, as described below or

                              o the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday
--------------------------------------------------------------------------------

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

THE RIDER EFFECTIVE DATE is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                     NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    continue the Contract and instruct
                                                                    the Company to pay the beneficiary
                                                                    who may elect to continue the
                                                                    Contract.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                              Yes
OWNER)                                 is the Annuitant" above.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                              Yes.  Death of
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                               Annuitant is
                                                                                                            treated as death
                                                                                                            of the owner in
                                                                                                            these
                                                                                                            circumstances.

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------

                                                       QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary(ies), or      Unless the beneficiary elects to       Yes
                                       if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive a distribution.

BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                                                  AVAILABLE GMWB RIDERS

--------------------------- --------------------------------- -------------------------------- --------------------------------
NAME OF RIDER:              GMWB I                            GMWB II                          GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
ALSO CALLED:                Principal                         Principal                        Principal
                            Guarantee                         Guarantee 5/10                   Guarantee 5
--------------------------- --------------------------------- -------------------------------- --------------------------------
AVAILABILITY:               Not available for purchase        Available on or after            Available on or after
                            on or after March 21, 2005,       March  21, 2005 if approved      March 21, 2005 if approved
                            unless GMWB II is not             in your state                    in your state
                            approved in your state

--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                        GMWB I         GMWB II       GMWB III
                                    --------------  -------------- -------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:                     5% of RBB       5% of RBB      5% of RBB
If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:                    10% of RBB      10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB             AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB             AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF

-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                  X 10,000/115,000)]    X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               o   a qualified retirement plan (Code Section 401),

               o   a tax-sheltered annuity (Code Section 403(b)),

               o   an individual retirement account (Code Sections 408(a)),

               o   an individual retirement annuity (Code Section 408(b)), or

               o   a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal

          Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I     GMWB II      GMWB III
                                            ---------- -----------  ------------
Current Annual Charge......................    0.40%      0.50%        0.25%
Maximum Annual Charge After a Reset........    1.00%      1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------------------
                                      GMWB I                         GMWB II                         GMWB III
--------------------------------------------------------------------------------------------------------------------------
 AWB                               5% of RBB if first             5% of RBB if first                5% of RBB
                                 withdrawal before 3rd          withdrawal before 3rd
                                      anniversary                    anniversary
                                  10% of RBB if first            10% of RBB if first
                                  withdrawal after 3rd           withdrawal after 3rd
                                      anniversary                    anniversary
--------------------------------------------------------------------------------------------------------------------------
 ANNUAL CHARGE                        0.40%                           0.50%                           0.25%
--------------------------------------------------------------------------------------------------------------------------
 RESET                                 Yes                             Yes                              No
--------------------------------------------------------------------------------------------------------------------------
 CAN I CANCEL MY GMWB?                  No                        Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT RESTRICTIONS                No                             Yes                             Yes
--------------------------------------------------------------------------------------------------------------------------
 WAIVER OF RECALCULATION                No                             Yes                             Yes
 OF AWB FOR DISTRIBUTIONS
 FROM TAX-QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ==================================================== ===================================================
                                  INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                     ---------------------------------------------------- ---------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT        BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000      Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000         $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= ===============

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                          EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== ===================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- ---------------------------------------------------
                                                              BASE                                                 BASE
                                           PURCHASE        CALCULATION                          PURCHASE       CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT           AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000         $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable      $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                               EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             ================================================================================================
                                                           ASSUMING INCREASING CONTRACT VALUE
                             ------------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
============================ ------------ --------------------- -------------------- --------------------- ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696              $10,000
============================ ============ ===================== ==================== ===================== ==================

                                                            ASSUMING DECLINING CONTRACT VALUE

                             ------------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
============================ ------------ --------------------- -------------------- --------------------- ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765              $11,765
============================ ============ ===================== ==================== ===================== ==================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                                     CLASS B SUBACCOUNTS/
                           CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                        UNDERLYING FUNDS
----------------------------------------------------------------------------------------  ------------------------------------------
AIM VARIABLE INSURANCE FUNDS                  Pioneer Fund VCT Portfolio --                Money Market Portfolio
  AIM V.I. Capital Appreciation Fund --         Class II Shares                            PIONEER VARIABLE CONTRACTS TRUST
    Series II Shares                          Pioneer Growth Shares VCT Portfolio --         Pioneer America Income VCT Portfolio --
  AIM V.I. Mid Cap Core Equity Fund --          Class II Shares                                Class II Shares
    Series II Shares                          Pioneer Ibbotson Aggressive Allocation         Pioneer Global High Yield VCT
FRANKLIN TEMPLETON VARIABLE INSURANCE           VCT Portfolio -- Class II Shares               Portfolio -- Class II Shares
  PRODUCTS TRUST                              Pioneer Ibbotson Growth Allocation             Pioneer High Yield VCT Portfolio --
  Franklin Rising Dividends Securities          VCT Portfolio -- Class II Shares               Class II Shares
    Fund -- Class 2 Shares                    Pioneer Ibbotson Moderate Allocation           Pioneer Strategic Income VCT
  Franklin Small-Mid Cap Growth                 VCT Portfolio -- Class II Shares               Portfolio -- Class II Shares
    Securities Fund - Class 2 Shares          Pioneer International Value VCT
  Templeton Foreign Securities Fund --          Portfolio -- Class II Shares
    Class 2 Shares                            Pioneer Mid Cap Value VCT Portfolio --
GREENWICH STREET SERIES FUND                    Class II Shares
  Salomon Brothers Variable Aggressive        Pioneer Oak Ridge Large Cap Growth
    Growth Fund -- Class II Shares              VCT Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS            Pioneer Papp America-Pacific Rim VCT
  Oppenheimer Capital Appreciation              Portfolio
    Fund/VA -- Service Shares                 Pioneer Papp Small and Mid Cap
  Oppenheimer Global Securities                 Growth Portfolio VCT --
    Fund/VA -- Service Shares                     Class II Shares
PIONEER VARIABLE CONTRACTS TRUST              Pioneer Real Estate Shares VCT
  Pioneer Balanced VCT Portfolio --              Portfolio -- Class II Shares
    Class II Shares                           Pioneer Small Cap Value VCT
  Pioneer Cullen Value VCT Portfolio --          Portfolio -- Class II Shares
    Class II Shares                           Pioneer Small Company VCT
  Pioneer Emerging Markets VCT                   Portfolio -- Class II Shares
    Portfolio -- Class II Shares              Pioneer Value VCT Portfolio --
  Pioneer Equity Income VCT Portfolio --         Class II Shares
    Class II Shares                        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Pioneer Equity Opportunities VCT             All Cap Fund -- Class II
    Portfolio -- Class II Shares               Total Return Fund -- Class II
  Pioneer Europe VCT Portfolio --
    Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments,
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (an in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o   The Travelers Insurance Company ("TIC")

o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities

Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities

Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (8/03) ..................................   2004         0.994             0.989              55,015
                                                                      2003         1.000             0.994              13,810

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03) .........   2004         1.225             1.283              39,093
                                                                      2003         1.000             1.225              16,655

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03) .........   2004         1.244             1.392               4,645
                                                                      2003         1.000             1.244                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.216             1.329             259,711
                                                                      2003         1.000             1.216              33,517

   Franklin Small Cap Fund -- Class 2 Shares (11/03) ..............   2004         1.335             1.465             142,176
                                                                      2003         1.000             1.335                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) .....   2004         1.338             1.562             136,647
                                                                      2003         1.000             1.338              10,473

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03) .........................................   2004         1.257             1.346              47,535
                                                                      2003         1.000             1.257               1,293

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.233             1.295             247,784
                                                                      2003         1.000             1.233              29,629

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03) .................................................   2004         1.413             1.654             130,771
                                                                      2003         1.000             1.413               2,962

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03) .................................................   2004         0.996             1.010             114,631
                                                                      2003         1.000             0.996               8,327

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03) ......   2004         1.110             1.143              31,780
                                                                      2003         1.000             1.110                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.510             1.765              19,451
                                                                      2003         1.000             1.510                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.205             1.377             114,770
                                                                      2003         1.000             1.205              12,289

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.283             1.493                  --
                                                                      2003         1.000             1.283                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03) ...........   2004         1.213             1.324              53,093
                                                                      2003         1.000             1.213               5,141

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.154             1.208              65,311
                                                                      2003         1.000             1.154                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03) .....   2004         1.153             1.223             137,405
                                                                      2003         1.000             1.153              14,646

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04) ..................................................   2004         1.290             1.504              17,330
                                                                      2003         1.000             1.290                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.324             1.587             223,479
                                                                      2003         1.000             1.324              11,380

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04) .........................................   2004         1.023             1.095              61,245

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04) ..................................................   2004         0.994             1.002                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04) .........................................   2004         1.050             1.074              27,027

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.261             1.681              53,949
                                                                      2003         1.000             1.261                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.355             1.599              26,176
                                                                      2003         1.000             1.355               7,387

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.285             1.433                  --
                                                                      2003         1.000             1.285                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.089             1.179             174,929
                                                                      2003         1.000             1.089              18,718

   Pioneer Value VCT Portfolio -- Class II Shares (12/03) .........   2004         1.192             1.307              38,899
                                                                      2003         1.000             1.192               3,492

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.115             1.191              74,720
                                                                      2003         1.000             1.115              42,640

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (8/03) ..................................   2004         1.000             0.994                  --

AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund -- Series II (9/03) .........   2004         1.000             1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03) .........   2004         1.000             1.065                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.000             1.072                  --

   Franklin Small Cap Fund -- Class 2 Shares (11/03) ..............   2004         1.000             1.084                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) .....   2004         1.000             1.155                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03) .........................................   2004         1.000             1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.000             1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03) .................................................   2004         1.000             1.168                  --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03) .................................................   2004         1.000             1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03) ......   2004         1.000             1.025                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.000             1.295                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.000             1.177                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03) ...........   2004         1.000             1.090                  --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.000             1.081                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03) .....   2004         1.000             1.084                  --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04) ..................................................   2004         1.000             1.170                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.143                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04) .........................................   2004         1.000             1.070                  --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04) ..................................................   2004         0.989             0.992                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04) .........................................   2004         0.992             1.010                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.307                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.153                  --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.098                  --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03) .........   2004         1.000             1.086                  --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.000             1.053                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (6/03) ..................................   2004         0.994             0.989              60,459
                                                                      2003         1.000             0.994              59,552

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03) ...............................................   2004         1.225             1.283              70,363
                                                                      2003         1.000             1.225             102,973

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03) ...............................................   2004         1.244             1.392             138,541
                                                                      2003         1.000             1.244              16,060

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.216             1.329             415,254
                                                                      2003         1.000             1.216             263,583

   Franklin Small Cap Fund -- Class 2 Shares (6/03) ...............   2004         1.335             1.465             206,802
                                                                      2003         1.000             1.335             121,712

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) .....   2004         1.338             1.562              97,374
                                                                      2003         1.000             1.338              46,950

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03) .........................................   2004         1.257             1.346             265,847
                                                                      2003         1.000             1.257             135,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.233             1.295             245,463
                                                                      2003         1.000             1.233             346,877

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03) ..................................................   2004         1.413             1.654              91,372
                                                                      2003         1.000             1.413              96,013

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         0.996             1.010             186,533
                                                                      2003         1.000             0.996              75,439

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03) .......   2004         1.110             1.143              57,039
                                                                      2003         1.000             1.110             107,929

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.510             1.765              28,063
                                                                      2003         1.000             1.510              27,892

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.205             1.377             227,382
                                                                      2003         1.000             1.205             477,856

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.283             1.493              11,186
                                                                      2003         1.000             1.283              11,186

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03) ...........   2004         1.213             1.324             827,946
                                                                      2003         1.000             1.213             224,211

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.154             1.208              60,163
                                                                      2003         1.000             1.154              30,996

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03) .....   2004         1.153             1.223           1,312,795
                                                                      2003         1.000             1.153             987,536

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.290             1.504              13,236
                                                                      2003         1.000             1.290              13,806

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.324             1.587             221,978
                                                                      2003         1.000             1.324             102,907

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04) .........................................   2004         1.039             1.095              55,286

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04) ..................................................   2004         1.027             1.002                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04) .........................................   2004         0.990             1.074              48,035

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.261             1.681              17,124
                                                                      2003         1.000             1.261               7,399

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03) ..................................................   2004         1.355             1.599              92,203
                                                                      2003         1.000             1.355              79,274

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.285             1.433               4,694
                                                                      2003         1.000             1.285               2,996

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.089             1.179             434,953
                                                                      2003         1.000             1.089              73,086

   Pioneer Value VCT Portfolio -- Class II Shares (7/03) ..........   2004         1.192             1.307              49,476
                                                                      2003         1.000             1.192              22,290

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.115             1.191             122,812
                                                                      2003         1.000             1.115              18,372

   Money Market Portfolio (6/03) ..................................   2004         1.000             0.994                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03) .........   2004         1.000             1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03) ..........   2004         1.000             1.065                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.000             1.072                  --

   Franklin Small Cap Fund -- Class 2 Shares (6/03) ...............   2004         1.000             1.084                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) .....   2004         1.000             1.155                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03) .........................................   2004         1.000             1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.000             1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03) ..................................................   2004         1.000             1.168                  --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03) . .....   2004         1.000             1.025                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.295                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.124                  --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.000             1.177                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03) ...........   2004         1.000             1.090                  --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.081                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03) .....   2004         1.000             1.084                  --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.170                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.143                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04) .........................................   2004         1.000             1.070                  --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04) ..................................................   2004         1.000             0.992                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04) .........................................   2004         1.000             1.010                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.307                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03) ..................................................   2004         1.000             1.153                  --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.098                  --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03) ..........   2004         1.000             1.086                  --

Salomon Brothers Variable Series Funds Inc.

   Total Return Fund -- Class II (6/03) ...........................   2004         1.000             1.053                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
               (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19933                                                             May, 2005
                                                                   15420-00-0404

                            TRAVELERS LIFE & ANNUITY
                   PORTFOLIO ARCHITECT II ANNUITY PROSPECTUS:
              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                               PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                     Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                                    All Cap Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                           Investors Fund -- Class I
  Global Growth Fund -- Class 2 Shares                                    Large Cap Growth Fund -- Class I
  Growth Fund -- Class 2 Shares                                           Small Cap Growth Fund -- Class I
  Growth-Income Fund -- Class 2 Shares                                  THE TRAVELERS SERIES TRUST
DELAWARE VIP TRUST                                                        Convertible Securities Portfolio
  Delaware VIP REIT Series -- Standard Class                              Disciplined Mid Cap Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                          Equity Income Portfolio
  Dreyfus Variable Investment Fund -- Appreciation Portfolio --           Federated High Yield Portfolio
    Initial Shares                                                        Large Cap Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders                  Managed Allocation Series: Aggressive Portfolio
    Portfolio -- Initial Shares                                           Managed Allocation Series: Conservative Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                           Managed Allocation Series: Moderate Portfolio
  Mercury Global Allocation V.I. Fund -- Class III(1)                     Managed Allocation Series: Moderate-Aggressive Portfolio
  Mercury Value Opportunities V.I. Fund -- Class III(2)                   Managed Allocation Series: Moderate-Conservative Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Mercury Large Cap Core Portfolio(3)
  Mutual Shares Securities Fund -- Class 2 Shares                         MFS Mid Cap Growth Portfolio
  Templeton Developing Markets Securities Fund -- Class 2 Shares          MFS Value Portfolio
  Templeton Foreign Securities Fund -- Class 2 Shares                     Mondrian International Stock Portfolio(4)
  Templeton Growth Securities Fund -- Class 2 Shares                      Pioneer Fund Portfolio(5)
GREENWICH STREET SERIES FUND                                              Pioneer Mid Cap Value Portfolio
  Equity Index Portfolio -- Class II Shares                               Social Awareness Stock Portfolio
  Salomon Brothers Variable Aggressive Growth Fund --                     Style Focus Series: Small Cap Growth Portfolio
    Class I Shares                                                        Style Focus Series: Small Cap Value Portfolio
  Salomon Brothers Variable Growth & Income Fund --                       Travelers Quality Bond Portfolio
    Class I Shares                                                        U.S. Government Securities Portfolio
JANUS ASPEN SERIES                                                      TRAVELERS SERIES FUND INC.
  Global Technology Portfolio -- Service Shares                           AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                            MFS Total Return Portfolio
  Lazard Retirement Small Cap Portfolio                                   Pioneer Strategic Income Portfolio
LORD ABBETT SERIES FUND, INC.                                             SB Adjustable Rate Income Portfolio Smith Barney Class
  Growth and Income Portfolio                                             Strategic Equity Portfolio
  Mid-Cap Value Portfolio                                               VAN KAMPEN LIFE INVESTMENT TRUST
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        Comstock Portfolio Class II Shares
  Oppenheimer Main Street Fund/VA -- Service Shares                     VARIABLE INSURANCE PRODUCTS FUND
PIMCO VARIABLE INSURANCE TRUST                                            Contrafund(R) Portfolio -- Service Class 2
  Real Return Portfolio -- Administrative Class                           Mid Cap Portfolio -- Service Class 2
  Total Return Portfolio -- Administrative Class

--------------
(1) Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III     (4) Formerly Lazard International Stock Portfolio
(2) Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III   (5) Formerly Utilities Portfolio
(3) Formerly Merrill Lynch Large Cap Core Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                 TABLE OF CONTENTS

Glossary...............................................     3    The Annuity Period.................................    52
Summary................................................     5       Maturity Date...................................    52
Fee Table..............................................     9       Allocation of Annuity...........................    52
Condensed Financial Information........................    18       Variable Annuity................................    53
The Annuity Contract...................................    18       Fixed Annuity...................................    53
   Contract Owner Inquiries............................    19    Payment Options....................................    53
   Purchase Payments...................................    19       Election of Options.............................    53
   Accumulation Units..................................    19       Annuity Options.................................    54
   The Variable Funding Options........................    20       Variable Liquidity Benefit .....................    54
The Fixed Account......................................    26    Miscellaneous Contract Provisions..................    55
Charges and Deductions.................................    26       Right to Return.................................    55
   General.............................................    26       Termination.....................................    55
   Withdrawal Charge...................................    27       Required Reports................................    55
   Free Withdrawal Allowance...........................    27       Suspension of Payments..........................    55
   Administrative Charges..............................    27    The Separate Accounts..............................    55
   Mortality and Expense Risk Charge...................    28       Performance Information.........................    56
   Enhanced Stepped-Up Provision Charge................    28    Federal Tax Considerations.........................    56
   Guaranteed Minimum Withdrawal Benefit                            General Taxation of Annuities...................    56
    Charge.............................................    28       Types of Contracts: Qualified
   Guaranteed Minimum Accumulation Benefit                            and Non-qualified.............................    57
    Charge.............................................    28       Qualified Annuity Contracts.....................    57
   Variable Liquidity Benefit Charge...................    28         Taxation of Qualified Annuity Contracts.......    57
   Transfer Charge.....................................    29         Mandatory Distributions for
   Variable Funding Option Expenses....................    29           Qualified Plans.............................    57
   Premium Tax.........................................    29       Non-qualified Annuity Contracts.................    58
   Changes in Taxes Based upon                                        Diversification Requirements for
     Premium or Value..................................    29           Variable Annuities..........................    58
Transfers..............................................    29         Ownership of the Investments..................    59
   Market Timing/Excessive Trading.....................
   Dollar Cost Averaging...............................    30         Taxation of Death Benefit Proceeds............    59
Access to Your Money...................................    31       Other Tax Considerations........................    59
   Systematic Withdrawals..............................    32         Treatment of Charges for Optional
   Managed Distribution Program........................    32           Benefits....................................    59
   Loans...............................................    32         Penalty Tax for Premature Distribution........    59
Ownership Provisions...................................    32         Puerto Rico Tax Considerations................    59
   Types of Ownership..................................    32         Non-Resident Aliens...........................    60
     Contract Owner....................................    32    Other Information..................................    60
     Beneficiary.......................................    33       The Insurance Companies.........................    60
     Annuitant.........................................    33       Financial Statements............................    60
Death Benefit..........................................    33       Distribution of Variable Annuity Contracts......    61
   Death Proceeds before the Maturity Date.............    33       Conformity with State and Federal Laws..........    63
   Enhanced Stepped-Up Provision.......................    36       Voting Rights...................................    63
   Payment of Proceeds.................................    36       Restrictions on Financial Transactions..........    63
   Spousal Contract Continuance........................    38       Legal Proceedings and Opinions..................    63
   Beneficiary Contract Continuance....................    38    Appendix A: Condensed Financial
   Planned Death Benefit...............................    39       Information for Travelers Insurance
   Death Proceeds after the Maturity Date..............    39         Company: Separate Account Thirteen............   A-1
 Living Benefits.......................................    39    Appendix B: Condensed Financial
   Guaranteed Minimum Withdrawal Benefit...............    39       Information for Travelers Life and Annuity
   Guaranteed Minimum Accumulation Benefit.............    45         Company: Separate Account Fourteen............   B-1
                                                                 Appendix C: The Fixed Account......................   C-1
                                                                 Appendix D: Waiver of Withdrawal Charge
                                                                    for Nursing Home Confinement....................   D-1
                                                                 Appendix E: Contents of the Statement of
                                                                    Additional Information..........................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            TRAVELERS LIFE & ANNUITY
                         PORTFOLIO ARCHITECT II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.30% for the Standard Death Benefit, 1.40% for the Step-Up Death Benefit, and 1.60% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in Contract Year eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       O AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE........................................   $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE.........................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................$30(4)

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



           YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-------------------------------------------------------- -----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       2 years                    6%
           2 years                       4 years                    5%
           4 years                       5 years                    4%
           5 years                       6 years                    3%
           6 years                       7 years                    2%
          7 + years                                                 0%

 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT               WITHDRAWAL CHARGE
-------------------------------------------------------- -----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       2 years                    6%
           2 years                       4 years                    5%
           4 years                       5 years                    4%
           5 years                       6 years                    3%
           6 years                       7 years                    2%
          7 + years                                                 0%


 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a maximum charge of 0.20% for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                           STANDARD DEATH          STEP-UP DEATH         ROLL-UP DEATH
                                                               BENEFIT                BENEFIT               BENEFIT
                                                        ----------------------  --------------------- ---------------------
Mortality and Expense Risk Charge                               1.30%                  1.40%                 1.60%
Administrative Expense Charge                                   0.15%                  0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                      1.45%                  1.55%                 1.75%
Optional E.S.P. Charge                                          0.20%                  0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                   1.65%                  1.75%                 1.95%
Optional GMAB Charge                                            0.50%                  0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED                                                        1.95%                  2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)                                                2.15%                  2.25%                 2.45%
Optional GMWB I Charge                                          0.40%(6)               0.40%(6)              0.40%(6)
Optional GMWB II Charge                                         0.50%(6)               0.50%(6)              0.50%(6)
Optional GMWB III Charge                                        0.25%                  0.25%                 0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED                                                   1.85%                  1.95%                 2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED                                                   1.95%                  2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED                                                   1.70%                  1.80%                 2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED                                                 2.05%                  2.15%                 2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED                                                2.15%                  2.25%                 2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED                                               1.90%                  2.00%                 2.20%

---------------------------------
(5)   GMAB and GMWB cannot both be elected.

(6)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM     MAXIMUM
                                                           ---------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses......   0.41%       1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
Capital Appreciation Fund ....................     0.70%          --          0.08%       0.78%               --           --(1)(32)
High Yield Bond Trust ........................     0.45%          --          0.18%       0.63%               --           --(2)(32)
Managed Assets Trust .........................     0.50%          --          0.11%       0.61%               --           --(3)(32)
Money Market Portfolio .......................     0.32%          --          0.10%       0.42%               --           --(3)(32)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Large Cap Growth
     Portfolio -- Class B*+ ..................     0.75%        0.25%         0.05%       1.05%               --         1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* .....     0.61%        0.25%         0.04%       0.90%               --           --(32)
   Growth Fund -- Class 2 Shares* ............     0.35%        0.25%         0.01%       0.61%               --         0.61%
   Growth-Income Fund -- Class 2 Shares* .....     0.29%        0.25%         0.02%       0.56%               --           --(32)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ..........................     0.74%          --          0.10%       0.84%               --         0.84%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --
     Appreciation Portfolio --
     Initial Shares ..........................     0.75%          --          0.04%       0.79%               --         0.79%
   Dreyfus Variable Investment Fund --
     Developing Leaders Portfolio --
       Initial Shares ........................     0.75%          --          0.04%       0.79%               --         0.79%
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund --
     Class III* ..............................     0.65%        0.25%         0.11%       1.01%               --         1.01%
   Mercury Value Opportunities V.I. Fund --
     Class III* ..............................     0.75%        0.25%         0.07%       1.07%               --         1.07%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares* .........................     0.60%        0.25%         0.15%       1.00%               --         1.00%(6)
   Templeton Developing Markets Securities
     Fund -- Class 2 Shares* .................     1.25%        0.25%         0.29%       1.79%               --         1.79%
   Templeton Foreign Securities Fund --
     Class 2 Shares* .........................     0.68%        0.25%         0.19%       1.12%             0.05%        1.07%(7)
   Templeton Growth Securities Fund --
     Class 2 Shares* .........................     0.79%        0.25%         0.07%       1.11%               --         1.11%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* ........................     0.31%        0.25%         0.03%       0.59%               --         0.59%

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
   Salomon Brothers Variable Aggressive
     Growth Fund -- Class I Shares ...........     0.87%          --          0.17%       1.04%               --        1.04%(9)
   Salomon Brothers Variable Growth &
     Income Fund -- Class I Shares ...........     0.65%          --          0.44%       1.09%             0.02%       1.07%(10)
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares*+ ....     0.55%        0.25%         0.01%       0.81%               --        0.81%
   Global Life Sciences Portfolio --
     Service Shares*+ ........................     0.64%        0.25%         0.25%       1.14%               --        1.14%
   Global Technology Portfolio --
     Service Shares* .........................     0.64%        0.25%         0.07%       0.96%               --        0.96%
   Worldwide Growth Portfolio --
     Service Shares*+ ........................     0.60%        0.25%         0.03%       0.88%               --        0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio* ....     0.75%        0.25%         0.37%       1.37%               --        1.37%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ...............     0.50%          --          0.39%       0.89%               --        0.89%
   Mid-Cap Value Portfolio ...................     0.75%          --          0.42%       1.17%               --        1.17%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
     Service Shares* .........................     0.66%        0.25%         0.01%       0.92%               --        0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%         0.26%       0.65%               --        0.66%(12)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%         0.25%       0.65%               --        0.65%(12)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund --
     Class IB Shares*+ .......................     0.75%        0.25%         0.19%       1.19%               --        1.19%
   Putnam VT Small Cap Value Fund --
     Class IB Shares* ........................     0.77%        0.25%         0.10%       1.12%               --        1.12%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I ...................     0.81%          --          0.08%       0.89%               --        0.89%(13)
   Investors Fund -- Class I .................     0.68%          --          0.09%       0.77%               --        0.77%(14)
   Large Cap Growth Fund -- Class I ..........     0.71%          --          0.86%       1.57%               --          --(15)(32)
   Small Cap Growth Fund -- Class I ..........     0.75%          --          0.28%       1.03%               --        1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio ..........     0.60%          --          0.15%       0.75%               --          --(3)(32)
   Disciplined Mid Cap Stock Portfolio .......     0.70%          --          0.12%       0.82%               --          --(3)(32)
   Equity Income Portfolio ...................     0.73%          --          0.11%       0.84%               --          --(16)(32)
   Federated High Yield Portfolio ............     0.65%          --          0.22%       0.87%               --          --(3)(32)
   Federated Stock Portfolio+  ...............     0.63%          --          0.31%       0.94%               --          --(3)(32)
   Large Cap Portfolio .......................     0.75%          --          0.11%       0.86%               --        0.86%(16)
   Managed Allocation Series:
     Aggressive Portfolio ....................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
Managed Allocation Series:
  Conservative Portfolio .....................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate Portfolio .........................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate-Aggressive Portfolio ..............     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate-Conservative Portfolio ............     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Mercury Large Cap Core Portfolio .............     0.79%          --          0.16%       0.95%               --          --(18)(32)
MFS Mid Cap Growth Portfolio .................     0.75%          --          0.13%       0.88%               --          --(19)(32)
MFS Value Portfolio ..........................     0.72%          --          0.39%       1.11%               --          --(20)(32)
Mondrian International Stock Portfolio .......     0.72%          --          0.19%       0.91%               --          --(21)(32)
Pioneer Fund Portfolio .......................     0.75%          --          0.37%       1.12%               --          --(22)(32)
Pioneer Mid Cap Value Portfolio ..............     0.75%          --          0.43%       1.18%             0.18%       1.00%(23)
Social Awareness Stock Portfolio .............     0.61%          --          0.14%       0.75%               --          --(24)(32)
Style Focus Series:
  Small Cap Growth Portfolio .................     0.85%          --          0.43%       1.28%             0.18%       1.10%(25)
Style Focus Series:
  Small Cap Value Portfolio ..................     0.83%          --          0.43%       1.26%             0.16%       1.10%(26)
Travelers Quality Bond Portfolio .............     0.32%          --          0.12%       0.44%               --          --(3)(32)
U.S. Government Securities Portfolio .........     0.32%          --          0.11%       0.43%               --          --(3)(32)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio ........     0.80%          --          0.05%       0.85%               --        0.85%
   MFS Total Return Portfolio ................     0.77%          --          0.02%       0.79%               --        0.79%(27)
   Pioneer Strategic Income Portfolio ........     0.75%          --          0.15%       0.90%               --        0.90%
   SB Adjustable Rate Income Portfolio
     Smith Barney Class* .....................     0.60%        0.25%         0.46%       1.31%               --        1.31%
   Strategic Equity Portfolio ................     0.80%          --          0.05%       0.85%               --        0.85%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares* .......     0.57%        0.25%         0.04%       0.86%               --        0.86%
   Enterprise Portfolio Class II Shares*+ ....     0.50%        0.25%         0.13%       0.88%               --          --(28)(32)
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class 2* ........................     0.57%        0.25%         0.11%       0.93%               --          --(29)(32)
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2*+ ..........     0.58%        0.25%         0.38%       1.21%               --          --(30)(32)
   Mid Cap Portfolio -- Service Class 2* .....     0.57%        0.25%         0.14%       0.96%               --          --(31)(32)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(4) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints: 0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(11) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(14) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(15) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(17) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(21) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(22) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(24) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(30) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
                                                                               ------------------------  ------------------------
        Capital Appreciation Fund..........................................             0.01%                     0.77%
        High Yield Bond Trust..............................................             0.03%                     0.60%
        Managed Assets Trust...............................................             0.01%                     0.60%
        Money Market Portfolio.............................................             0.02%                     0.40%
        Global Growth Fund -- Class 2 Shares................................            0.01%                     0.89%
        Growth-Income Fund -- Class 2 Shares................................            0.01%                     0.55%
        Large Cap Growth Fund -- Class I....................................            0.57%                     1.00%
        Convertible Securities Portfolio...................................             0.01%                     0.74%
        Disciplined Mid Cap Stock Portfolio................................             0.02%                     0.80%
        Equity Income Portfolio............................................             0.01%                     0.83%
        Federated High Yield Portfolio.....................................             0.04%                     0.83%
        Federated Stock Portfolio..........................................             0.11%                     0.83%

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
                                                                               ------------------------  ------------------------
        Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
        MFS Value Portfolio................................................             0.11%                     1.00%
        Mondrian International Stock Portfolio.............................             0.02%                     0.89%
        Pioneer Fund Portfolio.............................................             0.13%                     0.99%
        Social Awareness Stock Portfolio...................................             0.04%                     0.71%
        Travelers Quality Bond Portfolio...................................             0.02%                     0.42%
        U.S. Government Securities Portfolio...............................             0.01%                     0.42%
        Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
        Contrafund(R) Portfolio -- Service Class 2............................          0.02%                     0.91%
        Dynamic Capital Appreciation Portfolio -- Service Class 2...........            0.19%                     1.02%
        Mid Cap Portfolio -- Service Class 2................................            0.03%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate `account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1076      1932      2792      4813      476       1432       2392      4813
Underlying Fund with Minimum Total
Annual Operating Expenses.............      940      1537      2157      3662      340       1037       1757      3662


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1017      1762       2522      4335     417        1262       2122      4335
Underlying Fund with Minimum Total
Annual Operating Expenses.............      881      1361       1867      3104     281         861       1467      3104


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1027      1791       2567      4417      427       1291       2167      4417
Underlying Fund with Minimum Total
Annual Operating Expenses.............      891      1390       1916      3200      291        890       1516      3200


EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1002      1719       2453      4210      402       1219       2053      4210
Underlying Fund with Minimum Total
Annual Operating Expenses.............      866      1316       1793      2959      266        816       1393      2959


EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1027      1791       2567      4417      427       1291       2167      4417
Underlying Fund with Minimum Total
Annual Operating Expenses.............      891      1390       1916      3200      291        890       1516      3200

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Portfolio Architect II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                              MAXIMUM AGE BASED ON THE OLDER
                                                     OF THE OWNER AND
     DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
----------------------------------------  --------------------------------------
Deferred Annual Step Up Death Benefit
(Standard Death Benefit)                                   75
Step Up Death Benefit                                      85
5% Roll Up Death Benefit                                   75
Enhanced Stepped-Up Provision (E.S.P)                      75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

 We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New

York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
Capital Appreciation Fund                Seeks growth of capital. The Fund           Travelers Asset Management
                                         normally invests in equity securities of    International Company LLC
                                         issuers of any size and in any industry.
                                                                                     Subadviser: Janus Capital Corp.
High Yield Bond Trust                    Seeks high current income. The Fund         Travelers Asset Management
                                         normally invests in below                   International Company LLC
                                         investment-grade bonds and debt
                                         securities.

Managed Assets Trust                     Seeks high total return. The Fund           Travelers Asset Management
                                         normally invests in equities,               International Company LLC
                                         convertible and fixed-income securities.    Subadviser: Travelers Investment
                                         The Fund's policy is to allocate            Management Company
                                         investments among asset classes.

Money Market Portfolio                   Seeks high current return with              Travelers Asset Management
                                         preservation of capital and liquidity.      International Company LLC
                                         The Fund normally invests in
                                         high-quality short term money market
                                         instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+               aggressive investment policies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares  Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies located around the world.

   Growth Fund -- Class 2 Shares         Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares  Seeks capital appreciation and income.      Capital Research and Management Co.
                                         The Fund normally invests in common
                                         stocks or other securities that
                                         demonstrate the potential for
                                         appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --           Seeks to achieve maximum long term total    Delaware Management Company
     Standard Class                      return with capital appreciation as a
                                         secondary objective.  The Fund normally
                                         invests in companies that manage a
                                         portfolio of real estate to earn profits
                                         for shareholders (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --   Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial   consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                              capital. Current income is a secondary
                                         objective. The Fund normally invests in
                                         common stocks of established companies.

   Dreyfus Variable Investment Fund --   Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --     The Fund normally invests in companies
     Initial Shares                      with market capitalizations of less than
                                         $2 billion at the time of purchase.
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     Fund -- Class III                   Fund normally invests in a portfolio of     L.P. (dba Mercury Advisors)
                                         equity, debt and money market
                                         securities, primarily of corporate and
                                         governmental issuers located around the
                                         world.

   Mercury Value Opportunities V.I.      Seeks long-term growth of capital. The      Merrill Lynch Investment Managers,
     Fund -- Class III                   Fund normally invests in common stocks      L.P. (dba Mercury Advisors)
                                         of small cap companies and emerging
                                         growth companies believed to have
                                         special investment value.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --      Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                      secondary objective. The Fund normally
                                         invests in U.S. equity securities, and
                                         substantially in undervalued stocks,
                                         risk arbitrage securities and distressed
                                         companies.

   Templeton Developing Markets          Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares   The Fund normally invests at least 80%
                                         of its net assets in the emerging market
                                         investments, and invests primarily to
                                         predominantly in equity securities.

   Templeton Foreign Securities Fund     Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                   normally invests at least 80% of its net
                                         assets in investments of issuers located
                                         outside of the U.S., including those in
                                         emerging markets.

   Templeton Growth Securities Fund --   Seeks long-term capital growth. The Fund    Templeton Global Advisors Limited
     Class 2 Shares                      normally invests in equity securities of
                                         companies located anywhere in the world,
                                         including the U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II    Seeks investment results that, before       Travelers Investment Management
     Shares                              expenses, correspond to the price and       Company
                                         yield performance of the S&P 500 Index.
                                         The Fund normally invests in equity
                                         securities, or other investments with
                                         similar economic characteristics that
                                         are included in the S&P 500 Index.

   Salomon Brothers Variable             Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class I   normally invests in common stocks of        Inc.
     Shares                              companies that the manager believes are
                                         experiencing or will experience growth
                                         in earnings and/or cash flow that
                                         exceeds the average rate of earnings
                                         growth of the companies that comprise
                                         the S&P 500.

   Salomon Brothers Variable Growth &    Seeks income and long-term capital          Salomon Brothers Asset Management,
     Income Fund -- Class I Shares       growth. The Fund normally invests in        Inc.
                                         equity securities that provide dividend
                                         or interest income and non-income
                                         producing stocks for potential
                                         appreciation in value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service         Seeks long term capital growth,             Janus Capital Management, LLC.
     Shares+                             consistent with preservation of capital
                                         and balanced by current income. The Fund
                                         normally invests in common stocks
                                         selected for their growth potential and
                                         other securities selected for their
                                         income potential.

   Global Life Sciences Portfolio --     Seeks long-term growth of capital. The      Janus Capital Management, LLC.
     Service Shares+                     Fund normally invests in securities of
                                         companies with a life science (e.g.
                                         health, personal care, pharmaceuticals)
                                         orientation.

   Global Technology Portfolio --        Seeks long-term growth of capital. The      Janus Capital Management, LLC
     Service Shares                      Fund normally invests in securities of
                                         companies that are expected to benefit
                                         from advances or improvements in
                                         technology.

   Worldwide Growth Portfolio --         Seeks growth of capital in a manner         Janus Capital Management, LLC.
     Service Shares+                     consistent with the preservation of
                                         capital. The Fund normally invests in
                                         the common stocks of companies of any
                                         size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap           Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                           The Fund normally invests in equity
                                         securities, principally common stocks,
                                         of relatively small U.S. companies that
                                         are believed to be undervalued based on
                                         their earnings, cash flow or asset
                                         values.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio           Seeks long-term growth of capital and       Lord Abbett & Co.
                                         income without excessive fluctuations in
                                         market value. The Fund primarily invests
                                         in equity securities of large, seasoned,
                                         U.S. and multinational companies
                                         believed to be undervalued.

   Mid-Cap Value Portfolio               Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                         normally invests primarily in equity
                                         securities, which are believed to be
                                         undervalued in the marketplace.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --    Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                      growth in the value of its shares as
                                         well as current income) from equity and
                                         debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --              Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                with preservation of real capital and       Company LLC
                                         prudent investment management.

   Total Return Portfolio --             Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                with preservation of capital and prudent    Company LLC
                                         investment management. The Fund normally
                                         invests in intermediate maturity fixed
                                         income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity        Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+            invests mainly in common stocks of
                                         companies outside the United States that
                                         Putnam Management believes have
                                         investment potential.

   Putnam VT Small Cap Value Fund --     Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                     invests mainly in common stocks of U.S.
                                         companies, with a focus on value stocks.
                                         Value stocks are those that Putnam
                                         Management believes are currently
                                         undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                         normally invests in common stocks and       Inc.
                                         their equivalents of companies the
                                         manager believes are undervalued in the
                                         marketplace.

   Investors Fund -- Class I             Seeks long term growth of capital.          Salomon Brothers Asset Management,
                                         Secondarily seeks current income. The       Inc.
                                         Fund normally invests in common stocks
                                         of established companies.

   Large Cap Growth Fund -- Class I      Seeks long-term growth of capital. The      Salomon Brothers Asset Management,
                                         Fund normally invests in equity             Inc.
                                         securities of companies with large
                                         market capitalizations.

   Small Cap Growth Fund -- Class I      Seeks long term growth of capital. The      Salomon Brothers Asset Management,
                                         Fund normally invests in equity             Inc.
                                         securities of companies with small
                                         market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      Seeks current income and capital            Travelers Asset Management
                                         appreciation. The Fund normally invests     International Company LLC
                                         in convertible securities.

   Disciplined Mid Cap Stock Portfolio   Seeks growth of capital. The Fund           Travelers Asset Management
                                         normally invests in the equity              International Company LLC
                                         securities of companies with mid-size       Subadviser: Travelers Investment
                                         market capitalizations.                     Management Company

   Equity Income Portfolio               Seeks reasonable income by investing        Travelers Asset Management
                                         primarily in income producing equity        International Company LLC
                                         securities. In choosing these               Subadviser: Fidelity Management &
                                         securities, the fund will also consider     Research Company
                                         the potential for capital appreciation.
                                         The fund's goal is to achieve a yield
                                         which exceeds the composite yield on the
                                         securities compromising the S&P 500.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Federated High Yield Portfolio        Seeks high current income. The Fund         Travelers Asset Management
                                         normally invests in below                   International Company LLC
                                         investment-grade bonds and debt             Subadviser: Federated Investment
                                         securities.                                 Management Company

   Federated Stock Portfolio+            Seeks growth of income and capital. The     Travelers Asset Management
                                         Fund normally invests in equity             International Company LLC
                                         securities of high quality companies.       Subadviser: Federated Equity
                                                                                     Management Company of Pennsylvania
   Large Cap Portfolio                   Seeks long term growth of capital. The      Travelers Asset Management
                                         Fund normally invests in the securities     International Company LLC
                                         of companies with large market              Subadviser: Fidelity Management &
                                         capitalizations.                            Research Company

   Managed Allocation Series:            Seeks long-term growth of capital. The      Travelers Asset Management
     Aggressive Portfolio                Fund normally invests in other              International Company LLC
                                         investment companies ("Underlying           Subadviser: Deutsche Investment
                                         Funds") that invest primarily in equity     Management Americas Inc.
                                         securities.

   Managed Allocation Series:            Seeks a high level of current income        Travelers Asset Management
     Conservative Portfolio              with some consideration given to growth     International Company LLC
                                         of capital. The Fund normally invests in    Subadviser: Deutsche Investment
                                         other investment companies ("Underlying     Management Americas Inc.
                                         Funds") that invest in both equity and
                                         debt securities.

   Managed Allocation Series:            Seeks a balance between a high level of     Travelers Asset Management
     Moderate Portfolio                  current income and growth of capital,       International Company LLC
                                         with a greater emphasis on growth of        Subadviser: Deutsche Investment
                                         capital. The Fund normally invests in       Management Americas Inc.
                                         other investment companies ("Underlying
                                         Funds") that invest in both equity and
                                         debt securities.

   Managed Allocation Series:            Seeks long-term growth of capital. The      Travelers Asset Management
     Moderate-Aggressive Portfolio       Fund normally invests in other              International Company LLC
                                         investment companies ("Underlying           Subadviser: Deutsche Investment
                                         Funds") that invest in both equity and      Management Americas Inc.
                                         debt securities.

   Managed Allocation Series:            Seeks a balance between a high level of     Travelers Asset Management
     Moderate-Conservative Portfolio     current income and growth of capital,       International Company LLC
                                         with a greater emphasis on income. The      Subadviser: Deutsche Investment
                                         Fund normally invests in other              Management Americas Inc.
                                         investment companies ("Underlying
                                         Funds") that invest in both equity and
                                         debt securities.

   Mercury Large Cap Core Portfolio      Seeks long-term capital growth. The Fund    Travelers Asset Management
                                         normally invests in a diversified           International Company LLC
                                         portfolio of equity securities of large     Subadviser: Merrill Lynch
                                         cap companies.                              Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio          Seeks long term growth of capital. The      Travelers Asset Management
                                         Fund normally invests in equity             International Company LLC
                                         securities of companies with medium         Subadviser: Massachusetts Financial
                                         market capitalization.                      Services

   MFS Value Portfolio                   Seeks capital appreciation and              Travelers Asset Management
                                         reasonable income. The Fund normally        International Company LLC
                                         invests in income producing equity          Subadviser: Massachusetts Financial
                                         securities of companies believed to be      Services
                                         undervalued in the market.

   Mondrian International Stock          Seeks capital appreciation. The Fund        Travelers Asset Management
     Portfolio                           normally invests in equity securities of    International Company LLC
                                         relatively large non-U.S. companies.        Subadviser: Mondrian Investment
                                                                                     Partners Ltd.

   Pioneer Fund Portfolio                Seeks reasonable income and capital         Travelers Asset Management
                                         growth. The Fund invests in equity          International Company LLC
                                         securities, primarily of U.S. issuers.      Subadviser: Pioneer Investment
                                                                                     Management, Inc.

   Pioneer Mid Cap Value Portfolio       Seeks capital appreciation. The Fund        Travelers Asset Management
                                         normally invests in the equity              International Company LLC
                                         securities of mid-size companies.           Subadviser: Pioneer Investment
                                                                                     Management, Inc.

   Social Awareness Stock Portfolio      Seeks long term capital appreciation and    Smith Barney Fund Management LLC
                                         retention of net investment income. The
                                         Fund normally invests in equity
                                         securities of large and mid-size
                                         companies that meet certain investment
                                         and social criteria.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Growth Portfolio                    normally invests in common stocks and       International Company LLC
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company and Janus
                                                                                     Capital Management LLC
   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                     normally invests in common stocks and       International Company LLC
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company and Dreman Value
                                                                                     Management L.L.C.
   Travelers Quality Bond Portfolio      Seeks current income and total return       Travelers Asset Management
                                         with moderate capital volatility. The       International Company LLC
                                         Fund normally invests in
                                         investment-grade bonds and debt
                                         securities.

   U.S. Government Securities            Seeks current income, total return and      Travelers Asset Management
     Portfolio                           high credit quality. The Fund normally      International Company LLC
                                         invests in securities issued or
                                         guaranteed by the U.S. Government, its
                                         agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio    Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in common stocks of        Subadviser:  AIM Capital Management
                                         companies that are likely to benefit        Inc.
                                         from new products, services or processes
                                         or have experienced above-average
                                         earnings growth.

   MFS Total Return Portfolio            Seeks above average income consistent       Travelers Investment Adviser Inc.
                                         with the prudent employment of capital.     Subadviser: Massachusetts Financial
                                         Secondarily, seeks growth of capital and    Services
                                         income. The Fund normally invests in a
                                         broad range of equity and fixed-income
                                         securities of both U.S. and foreign
                                         issuers.

   Pioneer Strategic Income Portfolio    Seeks high current income. The Fund         Travelers Investment Adviser Inc.
                                         normally invests in debt securities and     Subadviser: Pioneer Investment
                                         has the flexibility to invest in a broad    Management, Inc.
                                         range of issuers and segments of the
                                         debt securities market.

   SB Adjustable Rate Income             Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class        the degree of fluctuation of its net
                                         asset value resulting from movements in
                                         interest rates.

   Strategic Equity Portfolio            Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                         equity securities.                          Research Company
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares    Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                         Fund normally invests in common and
                                         preferred stocks, and convertible
                                         securities, of well established
                                         undervalued companies.

   Enterprise Portfolio Class II         Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                             normally invests in common stocks of
                                         companies believed to have above-average
                                         potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service    Seeks long-term capital appreciation by     Fidelity Management & Research
     Class 2                             investing in common stocks of companies     Company
                                         whose value Fidelity Management &
                                         Research Co. believes is not fully
                                         recognized by the public.

   Dynamic Capital Appreciation          Seeks capital appreciation by investing     Fidelity Management & Research
     Portfolio -- Service Class 2+       in common stocks of domestic and foreign    Company
                                         issuers.

   Mid Cap Portfolio -- Service Class 2  Seeks long-term growth of capital by        Fidelity Management & Research
                                         investing in common stocks of companies     Company
                                         with medium market capitalizations.

--------------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts, and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

      YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-----------------------------------------------   ----------------------------
    GREATER THAN OR EQUAL TO    BUT LESS THAN
            0 years                2 years                    6%
            2 years                4 years                    5%
            4 years                5 years                    4%
            5 years                6 years                    3%
            6 years                7 years                    2%
           7 + years                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o if you elect Annuity Payments for a fixed period of at least five year's duration, or

       o   under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.30% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.40% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT               WITHDRAWAL CHARGE
-----------------------------------------------   ------------------------------
   GREATER THAN OR EQUAL TO     BUT LESS THAN
            0 years                2 years                      6%
            2 years                4 years                      5%
            4 years                5 years                      4%
            5 years                6 years                      3%
            6 years                7 years                      2%
           7+ years                                             0%

Please refer to "Payment Options" for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o   the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

    o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

    o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

    o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the

Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see "The Annuity
Contract".)

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all referenced to "Annuitant" below with "owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------
If the Annuitant dies
before age 80, the death
benefit will be the
greatest of:              o the Contract Value on the Death Report Date;
                          o your Adjusted Purchase Payment (see below)*;
                          o the Step-Up Value, if any, as described below
                          o the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If the Annuitant dies
on or after age 80, the
death benefit will be
the greatest of:          o the Contract Value on the Death Report Date;
                          o your Adjusted Purchase Payment (see below)* or
                          o the Step-Up Value, if any, as described below, or
                          o the Roll-Up Death Benefit Value (as described below)
                            on the Annuitant's 80th birthday, plus any
                            additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.
--------------------------------------------------------------------------------

* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial

Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b)  is any Purchase Payment made during the previous Contract Year

    c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b) is any Purchase Payment made since the previous Contract Date anniversary

    c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment would be $50,000 -- $16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                              NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MANDATORY
      BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                    PAYOUT RULES
        UPON THE DEATH OF THE                PAY THE PROCEEDS TO:         UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)          The beneficiary(ies), or        Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                     if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT) (WITH        The beneficiary(ies), or        Unless the beneficiary elects to       Yes
NO JOINT OWNER)                           if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint owner.                                             Yes
THE ANNUITANT)
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary(ies), or,       Unless the beneficiary elects to       Yes
ANNUITANT)                                if none, to the surviving       continue the Contract rather than
                                          joint owner.                    receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT THE       The surviving joint owner.      Unless the spouse elects to            Yes
ANNUITANT)                                                                continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE           The beneficiary(ies), or        Unless the spouse elects to            Yes
ANNUITANT)                                if none, to the surviving       continue the Contract.
                                          joint owner

                                                                          A spouse who is not the
                                                                          beneficiary may decline to
                                                                          continue the Contract and
                                                                          instruct the Company to pay
                                                                          the beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT        The beneficiary(ies), or        Unless the beneficiary elects to       Yes
OWNER)                                    if none, to the Contract        continue the Contract rather than
                                          Owner.                          receive the distribution.

                                                                          But, if there is a Contingent
                                                                          Annuitant, then the Contingent
                                                                          Annuitant becomes the Annuitant
                                                                          and the Contract continues in
                                                                          effect (generally using the
                                                                          original Maturity Date). The
                                                                          proceeds will then be paid upon
                                                                          the death of the Contingent
                                                                          Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT OWNER)     See death of "owner who is                                             Yes
                                          the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A               The beneficiary(ies), or                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)                 if none, to the owner.                                                 Annuitant is
                                                                                                                 treated as
                                                                                                                 death of the
                                                                                                                 owner in these
                                                                                                                 circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING            No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)                 payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                               No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                    No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------

                                                QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MANDATORY
      BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                    PAYOUT RULES
        UPON THE DEATH OF THE                PAY THE PROCEEDS TO:         UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                           The beneficiary(ies), or        Unless the beneficiary elects to       Yes
                                          if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                               No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                    No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership;

       o   take a loan; or

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                                               AVAILABLE GMWB RIDERS

--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
              ALSO CALLED:             Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:     Not available for purchase           Available on or after           Available on or after
                               on or after March 21, 2005,       March 21, 2005 if approved      March  21, 2005 if approved
                                  unless GMWB II is not                 in your state                    in your state
                                 approved in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


------------------------------------- -------------- ------------- -------------
                                          GMWB I        GMWB II       GMWB III
------------------------------------- -------------- ------------- -------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:                       5% of RBB     5% of RBB     5% of RBB
------------------------------------- -------------- ------------- -------------
If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:                      10% of RBB    10% of RBB     5% of RBB
------------------------------------- -------------- ------------- -------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

    o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

    o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                                         8,696                  500                            $11,765             = $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                  X 10,000/115,000)]    X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

    o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o   a qualified retirement plan (Code Section 401),

            o   a tax-sheltered annuity (Code Section 403(b)),

            o   an individual retirement account (Code Sections 408(a)),

            o   an individual retirement annuity (Code Section 408(b)), or

            o   a qualified deferred compensation plan (Code Section 457).

        Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

    o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

    o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

    o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

    o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

        You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

    o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to

Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


-------------------------------------- ------------ ------------- --------------
                                          GMWB I       GMWB II       GMWB III
-------------------------------------- ------------ ------------- --------------
Current Annual Charge                      0.40%        0.50%         0.25%
-------------------------------------- ------------ ------------- --------------
Maximum Annual Charge After a Reset        1.00%        1.00%          N/A
-------------------------------------- ------------ ------------- --------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

        o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

        o The total annual payment amount will equal the AWB and will never exceed your RBB, and

        o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

        o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

        o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= =================

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== =====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                           PURCHASE      BASE CALCULATION                       PURCHASE      BASE CALCULATION
                      CONTRACT VALUE       PAYMENT            AMOUNT       CONTRACT VALUE       PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
==================== ================= ================= ================ ================= ================= =================

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                        EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
============================ ============ ===================== ==================== ===================== ====================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
============================ ============ ===================== ==================== ===================== ====================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

        o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

        o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

        o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

        o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                                        CLASS B SUBACCOUNTS/UNDERLYING FUNDS
----------------------------------------------                                              --------------------------------------
Capital Appreciation Fund                       PUTNAM VARIABLE TRUST                       High Yield Bond Trust
Managed Assets Trust                               Putnam VT Small Cap Value Fund --        Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES                      Class IB Shares                        PIMCO VARIABLE INSURANCE TRUST
   Global Growth Fund -- Class 2 Shares         SALOMON BROTHERS VARIABLE SERIES             Real Return Portfolio --
   Growth Fund -- Class 2 Shares                   FUNDS INC.                                 Administrative Class
   Growth-Income Fund -- Class 2 Shares            All Cap Fund -- Class I                    Total Return Portfolio --
DELAWARE VIP TRUST                                 Investors Fund -- Class I                  Administrative Class
   Delaware VIP REIT Series -- Standard            Large Cap Growth Fund -- Class I         THE TRAVELERS SERIES TRUST
     Class                                         Small Cap Growth Fund -- Class I           Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                THE TRAVELERS SERIES TRUST                    Travelers Quality Bond Portfolio
Dreyfus Variable Investment Fund --                Convertible Securities Portfolio           U.S. Government Securities Portfolio
   Appreciation Portfolio -- Initial Shares        Disciplined Mid Cap Stock Portfolio      TRAVELERS SERIES FUND INC.
   Dreyfus Variable Investment Fund --             Equity Income Portfolio                    Pioneer Strategic Income Portfolio
   Developing Leaders Portfolio --                 Large Cap Portfolio                        SB Adjustable Rate Income Portfolio
   Initial Shares                                  Managed Allocation Series: Aggressive        Smith Barney Class
FAM VARIABLE SERIES FUNDS, INC.                    Portfolio
   Mercury Global Allocation V.I. Fund --          Managed Allocation Series:
     Class III                                     Conservative Portfolio
   Mercury Value Opportunities V.I. Fund --        Managed Allocation Series: Moderate
     Class III                                       Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE              Managed Allocation Series: Moderate--
   PRODUCTS TRUST                                    Aggressive Portfolio
   Mutual Shares Securities Fund --                Managed Allocation Series: Moderate--
     Class 2 Shares                                Conservative Portfolio
   Templeton Developing Markets                    Mercury Large Cap Core Portfolio
     Securities Fund -- Class 2 Shares             MFS Mid Cap Growth Portfolio
   Templeton Foreign Securities Fund --            MFS Value Portfolio
   Class 2 Shares                                  Mondrian International Stock Portfolio
   Templeton Growth Securities Fund --             Pioneer Fund Portfolio
     Class 2 Shares                                Pioneer Mid Cap Value Portfolio
GREENWICH STREET SERIES FUND                       Social Awareness Stock Portfolio
   Equity Index Portfolio -- Class II Shares       Style Focus Series: Small Cap Growth
   Salomon Brothers Variable Aggressive              Portfolio
     Growth Fund -- Class I Shares                 Style Focus Series: Small Cap Value
   Salomon Brothers Variable Growth &                Portfolio
     Income Fund -- Class I Shares              TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                 AIM Capital Appreciation Portfolio
   Global Technology Portfolio -- Service          MFS Total Return Portfolio
     Shares                                        Strategic Equity Portfolio
LAZARD RETIREMENT SERIES, INC.                  VAN KAMPEN LIFE INVESTMENT TRUST
   Lazard Retirement Small Cap Portfolio        Comstock Portfolio Class II Shares
LORD ABBETT SERIES FUND, INC.                   VARIABLE INSURANCE PRODUCTS FUND
   Growth and Income Portfolio                     Contrafund(R) Portfolio -- Service Class 2
   Mid-Cap Value Portfolio                         Mid Cap Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
     Service Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your

Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the

Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasure regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s)requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut, 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o   The Travelers Insurance Company ("TIC")

o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (10/03) ....................................   2004        1.217          1.434               8,905
                                                                            2003        1.000          1.217                  --

   High Yield Bond Trust (6/04) .........................................   2004        0.992          1.064              40,139

   Managed Assets Trust (6/04) ..........................................   2004        1.000          1.062              22,944

   Money Market Portfolio (8/03) ........................................   2004        0.995          0.991             208,200
                                                                            2003        1.000          0.995                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (10/03) ......................................................   2004        1.147          1.225               2,085
                                                                            2003        1.000          1.147               1,052

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.321          1.477             200,251
                                                                            2003        1.000          1.321               7,684

   Growth Fund -- Class 2 Shares (6/03) .................................   2004        1.260          1.397             308,829
                                                                            2003        1.000          1.260                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.258          1.368             432,800
                                                                            2003        1.000          1.258               4,614

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.265          1.638              67,949
                                                                            2003        1.000          1.265               1,299

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.286          1.411            53,039
                                                                            2003        1.000          1.286             4,790

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03) ...................................   2004        1.172          1.214               579
                                                                            2003        1.000          1.172                --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.208          1.341             6,716
                                                                            2003        1.000          1.208                --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.480          1.820            10,223
                                                                            2003        1.000          1.480                --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) ...........   2004        1.339          1.564            28,162
                                                                            2003        1.214          1.339                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.329          1.519            24,580
                                                                            2003        1.000          1.329                --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.213          1.318            27,196
                                                                            2003        1.000          1.213                --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/03) ................................................   2004        1.274          1.370            44,679
                                                                            2003        1.000          1.274                --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.230          1.313            29,236
                                                                            2003        1.000          1.230                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/03) ..........................   2004        1.095          1.169                --
                                                                            2003        1.000          1.095                --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Global Life Sciences Portfolio -- Service Shares (12/03) . ...........   2004        1.193          1.343             13,910
                                                                            2003        1.000          1.193                 --

   Global Technology Portfolio -- Service Shares (11/03) ................   2004        1.387          1.375             16,781
                                                                            2003        1.000          1.387              2,662

   Worldwide Growth Portfolio -- Service Shares (7/03) ..................   2004        1.255          1.293                 --
                                                                            2003        1.000          1.255                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03) ........................   2004        1.335          1.512              4,174
                                                                            2003        1.000          1.335                 --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03) ...................................   2004        1.244          1.381             12,953
                                                                            2003        1.000          1.244                 --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.259          1.539             25,554
                                                                            2003        1.000          1.259                 --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.079          1.214                 --
                                                                            2003        1.000          1.079                 --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.072          1.213             65,270
                                                                            2003        1.000          1.072                 --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04) . ...........   2004        0.979          1.054             29,728

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (9/03) .................   2004        1.047          1.124             166,975
                                                                            2003        1.000          1.047               4,343

   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.014          1.048             351,846
                                                                            2003        1.000          1.014               1,174

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (6/03) ........................................................   2004        1.294          1.482               1,272
                                                                            2003        1.000          1.294               1,276

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) .............   2004        1.431          1.780              42,677
                                                                            2003        1.000          1.431               7,026

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (8/03) .......................................   2004        1.312          1.400              18,421
                                                                            2003        1.000          1.312               8,628

   Investors Fund -- Class I (7/03) .....................................   2004        1.275          1.387              21,357
                                                                            2003        1.000          1.275                  --

   Large Cap Growth Fund -- Class I (9/03) ..............................   2004        1.309          1.297             147,318
                                                                            2003        1.000          1.309                  --

   Small Cap Growth Fund -- Class I (8/03) ..............................   2004        1.431          1.624              13,585
                                                                            2003        1.000          1.431                  --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03) ..............................   2004        1.142          1.196               3,299
                                                                            2003        1.000          1.142               2,652

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.301          1.493              32,126
                                                                            2003        1.000          1.301               4,098

   Equity Income Portfolio (7/03) .......................................   2004        1.236          1.338              50,618
                                                                            2003        1.000          1.236               8,239

   Federated High Yield Portfolio (9/03) ................................   2004        1.110          1.207               5,321
                                                                            2003        1.000          1.110                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.252          1.364               2,677
                                                                            2003        1.000          1.252                  --

   Large Cap Portfolio (9/03) ...........................................   2004        1.190          1.249              86,954
                                                                            2003        1.000          1.190                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Lazard International Stock Portfolio (8/03) ..........................   2004        1.267          1.446                 340
                                                                            2003        1.000          1.267                  --

   Merrill Lynch Large Cap Core Portfolio (7/03) ........................   2004        1.162          1.328              31,912
                                                                            2003        1.000          1.162                  --

   MFS Emerging Growth Portfolio (12/03) ................................   2004        1.198          1.331                  --
                                                                            2003        1.000          1.198                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.283          1.443              12,893
                                                                            2003        1.000          1.283                  --

   MFS Value Portfolio (7/04) ...........................................   2004        0.978          1.112                 232

   Pioneer Fund Portfolio (4/03) ........................................   2004        1.192          1.306                  74
                                                                            2003        1.000          1.192                  --

   Social Awareness Stock Portfolio (9/04) ..............................   2004        0.926          1.047               6,939

   Travelers Quality Bond Portfolio (8/03) ..............................   2004        1.016          1.034             282,079
                                                                            2003        1.000          1.016              10,788

   U.S. Government Securities Portfolio (8/04) ..........................   2004        1.008          1.048              23,885

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03) ...........................   2004        1.227          1.288              11,841
                                                                            2003        1.000          1.227               8,005

   MFS Total Return Portfolio (5/03) ....................................   2004        1.127          1.238             146,167
                                                                            2003        1.000          1.127              10,090

   Pioneer Strategic Income Portfolio (6/04) ............................   2004        0.980          1.086             228,536

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03) .......................................................   2004        0.999          0.996                  --
                                                                            2003        1.000          0.999                  --

   Strategic Equity Portfolio (7/03) ....................................   2004        1.230          1.336                  --
                                                                            2003        1.000          1.230                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.262          1.461               7,312
                                                                            2003        1.000          1.262                  --

   Enterprise Portfolio -- Class II Shares (1/04) .......................   2004        1.189          1.216                  --
                                                                            2003        1.000          1.189                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/03) ....................   2004        1.241          1.408              20,924
                                                                            2003        1.000          1.241                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/03) .......................................................   2004        1.186          1.184              10,278
                                                                            2003        1.000          1.186               1,281

   Mid Cap Portfolio -- Service Class 2 (6/03) ..........................   2004        1.412          1.735              62,131
                                                                            2003        1.000          1.412               3,192

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)


                                          SEPARATE ACCOUNT CHARGES 2.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (10/03) ....................................   2004        1.000          1.169                  --

   High Yield Bond Trust (6/04) .........................................   2004        1.008          1.075                  --

   Managed Assets Trust (6/04) ..........................................   2004        1.013          1.071                  --

   Money Market Portfolio (8/03) ........................................   2004        1.000          0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (10/03) ......................................................   2004        1.000          1.058                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.112                  --

   Growth Fund -- Class 2 Shares (6/03) .................................   2004        1.000          1.085                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.000          1.287                  --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.000          1.093                  --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03) ...................................   2004        1.000          1.022                  --

   Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.000          1.100                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.000          1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) ...........   2004        1.000          1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.000          1.119                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.000          1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/03) ................................................   2004        1.000          1.054                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.000          1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/03) ..........................   2004        1.000          1.068                  --

   Global Life Sciences Portfolio -- Service Shares (12/03) . ...........   2004        1.000          1.038                  --

   Global Technology Portfolio -- Service Shares (11/03) ................   2004        1.000          1.052                  --

   Worldwide Growth Portfolio -- Service Shares (7/03) ..................   2004        1.000          1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03) ........................   2004        1.000          1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03) ...................................   2004        1.000          1.099                  --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.000          1.160                  --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.116                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.119                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04) . ...........   2004        0.992          1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (9/03) .................   2004        1.000          1.067                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.000          1.044                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (6/03) ........................................................   2004        1.000          1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) . ...........   2004        1.000          1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (8/03) .......................................   2004        1.000          1.057                  --

   Investors Fund -- Class I (7/03) .....................................   2004        1.000          1.079                  --

   Large Cap Growth Fund -- Class I (9/03) ..............................   2004        1.000          0.990                  --

   Small Cap Growth Fund -- Class I (8/03) ..............................   2004        1.000          1.165                  --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03) ..............................   2004        1.000          1.042                  --

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.000          1.118                  --

   Equity Income Portfolio (7/03) .......................................   2004        1.000          1.101                  --

   Federated High Yield Portfolio (9/03) ................................   2004        1.000          1.078                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Portfolio (9/03) ...........................................   2004        1.000          1.048                  --

   Lazard International Stock Portfolio (8/03) ..........................   2004        1.000          1.144                  --

   Merrill Lynch Large Cap Core Portfolio (7/03) ........................   2004        1.000          1.123                  --

   MFS Emerging Growth Portfolio (12/03) ................................   2004        1.000          1.081                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.000          1.073                  --

   MFS Value Portfolio (7/04) ...........................................   2004        0.994          1.126                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Pioneer Fund Portfolio (4/03) ........................................   2004        1.000          1.093                  --

   Social Awareness Stock Portfolio (9/04) ..............................   2004        0.953          1.075                  --

   Travelers Quality Bond Portfolio (8/03) ..............................   2004        1.000          1.031                  --

   U.S. Government Securities Portfolio (8/04) ..........................   2004        1.036          1.072                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03) ...........................   2004        1.000          1.054                  --

   MFS Total Return Portfolio (5/03) ....................................   2004        1.000          1.095                  --

   Pioneer Strategic Income Portfolio (6/04) ............................   2004        1.000          1.103                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03) .......................................................   2004        1.000          0.997                  --

   Strategic Equity Portfolio (7/03) ....................................   2004        1.000          1.097                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.000          1.130                  --

   Enterprise Portfolio -- Class II Shares (1/04) .......................   2004        1.000          1.037                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/03) ....................   2004        1.000          1.106                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/03) .......................................................   2004        1.000          1.039                  --

   Mid Cap Portfolio -- Service Class 2 (6/03) ..........................   2004        1.000          1.226                  --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                                   APPENDIX B
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                          SEPARATE ACCOUNT CHARGES 1.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (6/03) .....................................   2004        1.217          1.434              59,134
                                                                            2003        1.000          1.217              22,095

   High Yield Bond Trust (6/04) .........................................   2004        0.985          1.064              14,458

   Managed Assets Trust (5/04) ..........................................   2004        0.983          1.062               2,540

   Money Market Portfolio (6/03) ........................................   2004        0.995          0.991             377,425
                                                                            2003        1.000          0.995             600,572

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03) .......................................................   2004        1.147          1.225                  --
                                                                            2003        1.000          1.147                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.321          1.477              94,077
                                                                            2003        1.000          1.321              37,036

   Growth Fund -- Class 2 Shares (5/03) .................................   2004        1.260          1.397             589,788
                                                                            2003        1.000          1.260             175,834

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.258          1.368             421,664
                                                                            2003        1.000          1.258             261,983

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.265          1.638             163,900
                                                                            2003        1.000          1.265             165,625

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.286          1.411             117,603
                                                                            2003        1.000          1.286              75,726

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03) ...................................   2004        1.172          1.214             100,429
                                                                            2003        1.000          1.172              74,699

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.208          1.341             142,873
                                                                            2003        1.000          1.208              39,577

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.480          1.820              23,838
                                                                            2003        1.000          1.480                 279

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) ...........   2004        1.339          1.564               1,032
                                                                            2003        1.127          1.339                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.329          1.519             129,931
                                                                            2003        1.000          1.329              27,829

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.213          1.318             222,652
                                                                            2003        1.000          1.213             185,884

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03) ................................................   2004        1.274          1.370              60,400
                                                                            2003        1.000          1.274              15,899

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.230          1.313              22,447
                                                                            2003        1.000          1.230              22,497

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03) ..........................   2004        1.095          1.169              24,643
                                                                            2003        1.000          1.095              12,940

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Global Life Sciences Portfolio -- Service Shares (6/03) ..............   2004        1.193          1.343              10,447
                                                                            2003        1.000          1.193              10,447

   Global Technology Portfolio -- Service Shares (8/03) .................   2004        1.387          1.375              14,101
                                                                            2003        1.000          1.387               6,694

   Worldwide Growth Portfolio -- Service Shares (6/03) ..................   2004        1.255          1.293               8,257
                                                                            2003        1.000          1.255               5,185

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .........................   2004        1.335          1.512              11,386
                                                                            2003        1.000          1.335              20,495

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) ...................................   2004        1.244          1.381              88,933
                                                                            2003        1.000          1.244              44,421

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.259          1.539             126,076
                                                                            2003        1.000          1.259              34,477

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.079          1.214               9,394
                                                                            2003        1.000          1.079                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.072          1.213              21,992
                                                                            2003        1.000          1.072                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04) . ...........   2004        0.993          1.054                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) .................   2004        1.047          1.124             437,688
                                                                            2003        1.000          1.047              47,635

   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.014          1.048           1,753,870
                                                                            2003        1.000          1.014           1,692,427

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03) ........................................................   2004        1.294          1.482              19,671
                                                                            2003        1.000          1.294              19,436

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) .............   2004        1.431          1.780             126,858
                                                                            2003        1.000          1.431              62,905

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .......................................   2004        1.312          1.400              92,696
                                                                            2003        1.000          1.312              56,649

   Investors Fund -- Class I (6/03) .....................................   2004        1.275          1.387             118,997
                                                                            2003        1.000          1.275              61,697

   Large Cap Growth Fund -- Class I (6/03) ..............................   2004        1.309          1.297              77,067
                                                                            2003        1.000          1.309              25,262

   Small Cap Growth Fund -- Class I (5/03) ..............................   2004        1.431          1.624              74,428
                                                                            2003        1.000          1.431              39,511

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ..............................   2004        1.142          1.196             164,856
                                                                            2003        1.000          1.142             100,931

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.301          1.493              81,623
                                                                            2003        1.000          1.301              38,923

   Equity Income Portfolio (6/03) .......................................   2004        1.236          1.338             246,109
                                                                            2003        1.000          1.236              57,194

   Federated High Yield Portfolio (6/03) ................................   2004        1.110          1.207             184,369
                                                                            2003        1.000          1.110             154,529

   Federated Stock Portfolio (6/03) .....................................   2004        1.252          1.364               2,360
                                                                            2003        1.000          1.252               2,365

   Large Cap Portfolio (6/03) ...........................................   2004        1.190          1.249              54,442
                                                                            2003        1.000          1.190              52,765

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Lazard International Stock Portfolio (6/03) ..........................   2004        1.267          1.446              41,940
                                                                            2003        1.000          1.267              11,315

   Merrill Lynch Large Cap Core Portfolio (6/03) ........................   2004        1.162          1.328               5,125
                                                                            2003        1.000          1.162                  --

   MFS Emerging Growth Portfolio (6/03) .................................   2004        1.198          1.331              10,019
                                                                            2003        1.000          1.198              11,628

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.283          1.443              40,812
                                                                            2003        1.000          1.283              36,255

   MFS Value Portfolio (6/04) ...........................................   2004        0.995          1.112                  --

   Pioneer Fund Portfolio (4/03) ........................................   2004        1.192          1.306               2,094
                                                                            2003        1.000          1.192                  --

   Social Awareness Stock Portfolio (8/04) ..............................   2004        0.920          1.047                  --

   Travelers Quality Bond Portfolio (6/03) ..............................   2004        1.016          1.034             585,269
                                                                            2003        1.000          1.016             317,950

   U.S. Government Securities Portfolio (7/04) ..........................   2004        1.006          1.048               2,622

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03) ............................   2004        1.227          1.288              23,433
                                                                            2003        1.000          1.227              37,898

   MFS Total Return Portfolio (6/03) ....................................   2004        1.127          1.238             480,980
                                                                            2003        1.000          1.127             272,384

   Pioneer Strategic Income Portfolio (7/04) ............................   2004        1.004          1.086                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (1/04) ........................................................   2004        0.999          0.996             185,835
                                                                            2003        1.000          0.999                  --

   Strategic Equity Portfolio (6/03) ....................................   2004        1.230          1.336              17,850
                                                                            2003        1.000          1.230              18,019

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.262          1.461              78,731
                                                                            2003        1.000          1.262              24,388

   Enterprise Portfolio -- Class II Shares (6/03) .......................   2004        1.189          1.216               4,194
                                                                            2003        1.000          1.189              23,162

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03) ....................   2004        1.241          1.408              93,181
                                                                            2003        1.000          1.241              19,422

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/03) .......................................................   2004        1.186          1.184                  --
                                                                            2003        1.000          1.186                  --

   Mid Cap Portfolio -- Service Class 2 (5/03) ..........................   2004        1.412          1.735             108,517
                                                                            2003        1.000          1.412              40,694

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)


                                          SEPARATE ACCOUNT CHARGES 2.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (6/03) .....................................   2004        1.000          1.169                  --

   High Yield Bond Trust (6/04) .........................................   2004        1.000          1.075                  --

   Managed Assets Trust (5/04) ..........................................   2004        1.000          1.071                  --

   Money Market Portfolio (6/03) ........................................   2004        1.000          0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03) .......................................................   2004        1.000          1.058                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.112                  --

   Growth Fund -- Class 2 Shares (5/03) .................................   2004        1.000          1.085                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.000          1.287                  --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.000          1.093                  --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03) ...................................   2004        1.000          1.022                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.000          1.100                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.000          1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) ...........   2004        1.000          1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.000          1.119                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.000          1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03) ................................................   2004        1.000          1.054                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.000          1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03) ..........................   2004        1.000          1.068                  --

   Global Life Sciences Portfolio -- Service Shares (6/03) ..............   2004        1.000          1.038                  --

   Global Technology Portfolio -- Service Shares (8/03) .................   2004        1.000          1.052                  --

   Worldwide Growth Portfolio -- Service Shares (6/03) ..................   2004        1.000          1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .........................   2004        1.000          1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) ...................................   2004        1.000          1.099                  --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.000          1.160                  --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.116                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.119                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04) . ...........   2004        1.007          1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) .................   2004        1.000          1.067                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.000          1.044                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03) ........................................................   2004        1.000          1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) . ...........   2004        1.000          1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .......................................   2004        1.000          1.057                  --

   Investors Fund -- Class I (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Growth Fund -- Class I (6/03) ..............................   2004        1.000          0.990                  --

   Small Cap Growth Fund -- Class I (5/03) ..............................   2004        1.000          1.165                  --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ..............................   2004        1.000          1.042                  --

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.000          1.118                  --

   Equity Income Portfolio (6/03) .......................................   2004        1.000          1.101                  --

   Federated High Yield Portfolio (6/03) ................................   2004        1.000          1.078                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Portfolio (6/03) ...........................................   2004        1.000          1.048                  --

   Lazard International Stock Portfolio (6/03) ..........................   2004        1.000          1.144                  --

   Merrill Lynch Large Cap Core Portfolio (6/03) ........................   2004        1.000          1.123                  --

   MFS Emerging Growth Portfolio (6/03) .................................   2004        1.000          1.081                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.000          1.073                  --

   MFS Value Portfolio (6/04) ...........................................   2004        1.012          1.126                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Pioneer Fund Portfolio (4/03) ........................................   2004        1.000          1.093                  --

   Social Awareness Stock Portfolio (8/04) ..............................   2004        0.948          1.075                  --

   Travelers Quality Bond Portfolio (6/03) ..............................   2004        1.000          1.031                  --

   U.S. Government Securities Portfolio (7/04) ..........................   2004        1.034          1.072                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03) ............................   2004        1.000          1.054                  --

   MFS Total Return Portfolio (6/03) ....................................   2004        1.000          1.095                  --

   Pioneer Strategic Income Portfolio (7/04) ............................   2004        1.024          1.103                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (1/04) ........................................................   2004        1.000          0.997                  --

   Strategic Equity Portfolio (6/03) ....................................   2004        1.000          1.097                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.000          1.130                  --

   Enterprise Portfolio -- Class II Shares (6/03) .......................   2004        1.000          1.037                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03) ....................   2004        1.000          1.106                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/03) .......................................................   2004        1.000          1.039                  --

   Mid Cap Portfolio -- Service Class 2 (5/03) ..........................   2004        1.000          1.226                  --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Condensed Financial Information
                Financial Statements

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19951                                                              May 2, 2005

                 PIONEER ANNUISTAR(SM) VALUE ANNUITY PROSPECTUS:

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR(SM) VALUE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends Securities Fund -- Class 2 Shares
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares(3) Templeton Foreign Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable Aggressive Growth Fund -- Class II Shares OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Global Securities Fund/VA -- Service Shares
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares
   Pioneer Europe VCT Portfolio -- Class II Shares
   Pioneer Fund VCT Portfolio -- Class II Shares
   Pioneer Global High Yield VCT Portfolio -- Class II Shares
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   Pioneer High Yield VCT Portfolio -- Class II Shares
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer International Value VCT Portfolio -- Class II Shares
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares Pioneer Papp America-Pacific Rim VCT Portfolio
   Pioneer Papp Small and Mid Cap Growth Portfolio VCT -- Class II Shares Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Value VCT Portfolio -- Class II Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class II
   Total Return Fund -- Class II

----------
(1)   Formerly AIM V.I. Capital Appreciation Fund -- Series II
(2)   Formerly AIM V.I. Mid Cap Core Equity -- Series II
(3)   Formerly Franklin Small Cap Fund -- Class 2 Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.................................................................      3

Summary..................................................................      4

Fee Table................................................................      8
Condensed Financial Information..........................................     15
The Annuity Contract.....................................................     15
   Contract Owner Inquiries..............................................     16
   Purchase Payments.....................................................     16
   Accumulation Units....................................................     17
   The Variable Funding Options..........................................     17
   Fixed Account.........................................................     20
Charges and Deductions...................................................     20
   General...............................................................     20
   Withdrawal Charge.....................................................     21
   Free Withdrawal Allowance.............................................     21
   Administrative Charges................................................     22
   Mortality and Expense Risk Charge.....................................     22
   Enhanced Stepped-Up Provision Charge..................................     22
   Guaranteed Minimum Withdrawal Benefit Charge..........................     22
   Guaranteed Minimum Accumulation Benefit Charge........................     22
   Variable Liquidity Benefit Charge.....................................     22
   Transfer Charge.......................................................     23
   Variable Funding Option Expenses......................................     23
   Premium Tax...........................................................     23
   Changes in Taxes Based upon Premium or Value..........................     23
Transfers................................................................     23
   Market Timing/Excessive Trading.......................................     23
   Dollar Cost Averaging.................................................     25
Access to Your Money.....................................................     26
   Systematic Withdrawals................................................     26
   Managed Distribution Program..........................................     26
   Loans.................................................................     26
Ownership Provisions.....................................................     27
   Types of Ownership....................................................     27
     Contract Owner......................................................     27
     Beneficiary.........................................................     27
     Annuitant...........................................................     27
Death Benefit............................................................     28
   Death Proceeds before the Maturity Date...............................     28
   Enhanced Stepped-Up Provision.........................................     29
   Payment of Proceeds...................................................     30
   Spousal Contract Continuance..........................................     32
   Beneficiary Contract Continuance......................................     32
   Planned Death Benefit.................................................     32
   Death Proceeds after the Maturity Date................................     33
 Living Benefits.........................................................     33
   Guaranteed Minimum Withdrawal Benefit.................................     33
   Guaranteed Minimum Accumulation Benefit...............................     38
The Annuity Period.......................................................     45
   Maturity Date.........................................................     45
   Allocation of Annuity.................................................     45
   Variable Annuity......................................................     45
   Fixed Annuity.........................................................     46
Payment Options..........................................................     46
   Election of Options...................................................     46
   Annuity Options.......................................................     46
   Variable Liquidity Benefit ...........................................     47
Miscellaneous Contract Provisions........................................     47
   Right to Return.......................................................     47
   Termination...........................................................     48
   Required Reports......................................................     48
   Suspension of Payments................................................     48
The Separate Accounts....................................................     48
   Performance Information...............................................     49
Federal Tax Considerations...............................................     49
   General Taxation of Annuities.........................................     49
   Types of Contracts: Qualified and Non-qualified.......................     50
   Qualified Annuity Contracts...........................................     50
     Taxation of Qualified Annuity Contracts.............................     50
     Mandatory Distributions for Qualified Plans.........................     50
   Non-qualified Annuity Contracts.......................................     50
     Diversification Requirements for Variable Annuities.................     51
     Ownership of the Investments........................................     51
     Taxation of Death Benefit Proceeds..................................     52
   Other Tax Considerations..............................................     52
     Treatment of Charges for Optional Benefits..........................     52
     Penalty Tax for Premature Distribution..............................     52
     Puerto Rico Tax Considerations......................................     52
     Non-Resident Aliens.................................................     52
Other Information........................................................     53
   The Insurance Companies...............................................     53
   Financial Statements..................................................     53
   Distribution of Variable Annuity Contracts............................     53
   Conformity with State and Federal Laws................................     55
   Voting Rights.........................................................     55
   Restrictions on Financial Transactions................................     56
   Legal Proceedings and Opinions........................................     56
Appendix A: Condensed Financial Information: TIC Separate Account
     Thirteen for Variable Annuities.....................................    A-1
Appendix B: Condensed Financial Information: TLAC Separate Account
     Fourteen for Variable Annuities.....................................    B-1
Appendix C: The Fixed Account............................................    C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement.....    D-1
Appendix E: Contents of the Statement of Additional Information..........    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PIONEER ANNUISTAR(SM) VALUE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

As of May 2, 2005, the contract is not available for purchase if the owner or Annuitant is age 81 or older. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE..........................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................6%(3)

      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................$30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

           YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
           ---------------------------------         -----------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               2 years                6%
               2 years               4 years                5%
               4 years               5 years                4%
               5 years               6 years                3%
               6 years               7 years                2%
              7 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
          ------------------------------------        -----------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years               2 years                 6%
                2 years               4 years                 5%
                4 years               5 years                 4%
                5 years               6 years                 3%
                6 years               7 years                 2%
                7+years                                       0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                 STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                                 ----------------------       ----------------------
Mortality and Expense Risk Charge                                        1.35%                         1.60%
Administrative Expense Charge                                            0.15%                         0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED                                                        1.50%                         1.75%
Optional E.S.P. Charge                                                   0.20%                         0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED                                                                 1.70%                         1.95%
Optional GMAB Charge                                                     0.50%                         0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED            2.00%                         2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)                                                              2.20%                         2.45%
Optional GMWB I Charge                                                   0.40%(6)                      0.40%(6)
Optional GMWB II Charge                                                  0.50%(6)                      0.50%(6)
Optional GMWB III Charge                                                 0.25%                         0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED                                                                 1.90%                         2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED                                                                 2.00%                         2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED                                                                 1.75%                         2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED                                                                 2.10%                         2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED                                                              2.20%                         2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED                                                             1.95%                         2.20%

----------
(5)   GMAB and GMWB cannot both be elected.
(6)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-291-2474.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM         MAXIMUM
                                                         -------         -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.     0.42%           15.01%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER             ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                ----------     ------------    --------   ------------  ---------------       ---------
Money Market Portfolio.......      0.32%            --          0.10%        0.42%            --                 --(1)(17)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund --
     Series II Shares*........     0.61%          0.25%         0.30%        1.16%            --                 1.16%(2)
   AIM V.I. Mid Cap Core
     Equity Fund -- Series II
     Shares*..................     0.73%          0.25%         0.31%        1.29%            --                 1.29%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund -- Class
     2 Shares*................     0.68%          0.25%         0.03%        0.96%          0.02%                0.94%(4)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2 Shares*.......     0.48%          0.25%         0.29%        1.02%          0.03%                0.99%(5)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................     0.68%          0.25%         0.19%        1.12%          0.05%                1.07%(6)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class II Shares*......     0.87%          0.25%         0.16%        1.28%            --                 1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*..........     0.64%          0.25%         0.02%        0.91%            --                 0.91%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*..........     0.63%          0.25%         0.03%        0.91%            --                 0.91%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II Shares*...............     0.55%          0.25%         0.26%        1.06%            --                 1.06%
   Pioneer Balanced VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.29%        1.19%            --                 1.19%
   Pioneer Cullen Value VCT
     Portfolio -- Class II
     Shares*..................     0.70%          0.25%         0.41%        1.36%          0.36%                1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II Shares*...............     1.15%          0.25%         0.71%        2.11%          0.12%                1.99%(14)
   Pioneer Equity Income VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.08%        0.98%            --                 0.98%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL     WAIVER              ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                ----------     ------------    --------   ------------  ---------------       ---------
   Pioneer Equity
     Opportunities VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         0.38%        1.38%          0.13%                1.25%(9)
   Pioneer Europe VCT
     Portfolio -- Class II
     Shares*..................     1.00%          0.25%         0.95%        2.20%          0.45%                1.75%(14)
   Pioneer Fund VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.06%        0.96%            --                 0.96%
   Pioneer Global High Yield
     VCT Portfolio -- Class
     II Shares*...............     0.65%          0.25%         0.39%        1.29%          0.29%                1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio -- Class II
     Shares*..................     0.70%          0.25%         0.30%        1.25%            --                 1.25%
   Pioneer High Yield VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.14%        1.04%            --                 1.04%
   Pioneer Ibbotson
     Aggressive Allocation
     VCT Portfolio -- Class
     II Shares*...............     0.17%          0.25%         1.15%        1.57%          0.08%                1.49%(10)
   Pioneer Ibbotson Growth
     Allocation VCT
     Portfolio -- Class II
     Shares*..................     0.17%          0.25%         1.12%        1.54%          0.09%                1.45%(11)
   Pioneer Ibbotson Moderate
     Allocation VCT
     Portfolio -- Class II
     Shares*..................     0.17%          0.25%         1.04%        1.46%          0.06%                1.40%(12)
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*.........     1.00%          0.25%         0.88%        2.13%            --                 2.13%
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.07%        0.97%            --                 0.97%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%           --         6.22%            --                 6.22%(13)
   Pioneer Papp
     America-Pacific Rim VCT
     Portfolio*...............     0.75%          0.25%           --        15.01%            --                 15.01%(13)
   Pioneer Papp Small and
     Mid Cap Growth
     Portfolio VCT -- Class
     II Shares*...............     0.75%          0.25%           --         7.50%            --                 7.50%(13)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*.........     0.80%          0.25%         0.18%        1.23%            --                 1.23%
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II Shares*                    0.75%          0.25%         0.59%        1.59%          0.05%                1.54%(14)
   Pioneer Small Company VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         0.76%        1.76%          0.28%                1.48%(14)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II Shares*...............     0.65%          0.25%         0.39%        1.29%            --                 1.29%(14)
   Pioneer Value VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         2.61%        3.61%          2.11%                1.50%(15)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class II*..     0.81%          0.25%         0.13%        1.19%            --                 1.19%(16)
   Total Return Fund --
     Class II*................     0.78%          0.25%         0.33%        1.36%            --                 --(17)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.
(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.
(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.
(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.
(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.
(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.
(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.
(13) There is a contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.
(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.
(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.
(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.
(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                             VOLUNTARY FEE
                                             WAIVER AND/OR
                                                EXPENSE        NET TOTAL ANNUAL
      FUNDING OPTION                         REIMBURSEMENT    OPERATING EXPENSES
      ----------------                       --------------   ------------------
      Money Market Portfolio.................    0.02%              0.40%
      Total Return Fund -- Class II..........    0.11%              1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS  10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      941       1540       2162     3671       341       1040       1762      3671
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2281       4916       6888     9727      1681       4416       6488      9727

EXAMPLE 2 --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      882       1364       1872     3114       282        864       1472      3114
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2230       4810       6767     9656      1630       4310       6367      9656

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892       1393       1921     3209       292        893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238       4828       6788     9669      1638       4328       6388      9669

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      867       1319       1798     2969       267        819       1398      2969
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2217       4783       6736     9637      1617       4283       6336      9637

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892       1393       1921     3209       292        893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238       4828       6788     9669      1638       4328       6388      9669

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar(SM) Value Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
      ------------------------------           -----------------------------------------------
      Standard Death Benefit                                           80
      Enhanced Death Benefit                                           75
      Enhanced Stepped-Up Provision (E.S.P)                            75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern Time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-291-2474 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
Money Market Portfolio                  Seeks high current return with              Travelers Asset Management
                                        preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                        The Fund normally invests in high-quality
                                        short term money market instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund   Seeks growth of capital. The Fund invests   A I M Advisors, Inc.
     -- Series II Shares                principally in common stocks of companies
                                        expected to benefit from new or
                                        innovative products, services or
                                        processes and those that have
                                        above-average long-term earnings and have
                                        excellent prospects for future growth.

   AIM V.I. Mid Cap Core Equity Fund    The Fund invests, normally, at least 80%    A I M Advisors, Inc.
     -- Series II Shares                 of its net assets plus the amount of any
                                        borrowings for investment purposes, in
                                        equity securities, including convertible
                                        securities, of mid-capitalization
                                        companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends            Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares  with preservation of capital is an important consideration. The Fund
                                        normally invests at least 80% of its net
                                        assets in investments of companies that
                                        have paid rising dividends.

   Franklin Small-Mid Cap Growth        Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares  normally invests at least 80% of its net assets in investments of small
                                        capitalization and mid capitalization
                                        companies.

   Templeton Foreign Securities Fund    Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                  normally invests at least 80% of its net
                                        assets in investments of issuers located
                                        outside of the U.S., including those in
                                        emerging markets.

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable            Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class    normally invests in common stocks of        Inc.
     II Shares                          companies that the manager believes are
                                        experiencing or will experience growth in
                                        earnings and/or cash flow that exceeds
                                        the average rate of earnings growth of
                                        the companies that comprise the S&P 500.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation     Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares          normally invests in securities of
                                        well-known, established companies.

   Oppenheimer Global Securities        Seeks long-term capital appreciation. The   Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares          Fund normally invests in common stocks of
                                        foreign issuers, "growth-type" companies,
                                        cyclical industries and special
                                        situations that are considered to have
                                        appreciation possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT           Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       as is consistent with preservation of
                                        capital.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
   Pioneer Balanced VCT Portfolio --    Seeks capital growth and current income     Pioneer Investment Management, Inc.
     Class II Shares                    by actively managing investments in a       Subadviser: Prudential Investment
                                        diversified portfolio of equity             Management, Inc.
                                        securities.

   Pioneer Cullen Value VCT Portfolio   Seeks capital appreciation, with current    Pioneer Investment Management, Inc.
     -- Class II Shares                  income as a secondary objective.            Subadviser: Cullen Capital
                                                                                    Management, Inc.

   Pioneer Emerging Markets VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Equity Income VCT            Seeks current income and long-term growth   Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       of capital from a portfolio consisting
                                        primarily of income producing equity
                                        securities of U.S. corporations.

   Pioneer Equity Opportunities VCT     Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       secondary objective, the portfolio may
                                        seek income.

   Pioneer Europe VCT Portfolio --      Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio -- Class  Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     II Shares                          growth. The Fund normally invests in
                                        equity securities believed to be selling
                                        at reasonable prices or discounts to
                                        their underlying values.

   Pioneer Global High Yield VCT        Seeks to maximize total return through a    Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       combination of income and capital
                                        appreciation.

   Pioneer Growth Shares VCT            Seeks appreciation of capital.              Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer High Yield VCT Portfolio --  Seeks to maximize total return through a    Pioneer Investment Management, Inc.
     Class II Shares                    combination of income and capital
                                        appreciation.

   Pioneer Ibbotson Aggressive          Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class                                               Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer Ibbotson Growth Allocation   Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares   current income.                             Subadviser: Ibbotson Associates, LLC

   Pioneer Ibbotson Moderate            Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class  current income.                             Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer International Value VCT      Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Mid Cap Value VCT            Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       normally invests in the equity securities
                                        of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth   Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                Subadviser: Oak Ridge Investments,
                                                                                    LLC

   Pioneer Papp America-Pacific Rim     Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio                                                                  Subadviser: L. Roy Papp &
                                                                                    Associates, LLP

   Pioneer Papp Small and Mid Cap       Seeks long term capital growth.             Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                Subadviser: L. Roy Papp &
     Shares                                                                         Associates, LLP

   Pioneer Real Estate Shares VCT       Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       Current income is a secondary objective.

   Pioneer Small Cap Value VCT          Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       diversified portfolio of  securities
                                        consisting primarily of common stock.

   Pioneer Small Company VCT            Seeks capital growth.                       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Strategic Income VCT         Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Value VCT Portfolio --       Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                    growth.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class II             Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                        normally invests in common stocks and       Inc.
                                        their equivalents of companies the
                                        manager believes are undervalued in the
                                        marketplace.

   Total Return Fund -- Class II        Seeks above average income (compared to a   Salomon Brothers Asset Management,
                                        portfolio invested entirely in equity       Inc.
                                        securities). Secondarily seeks growth of
                                        capital and income.  The Fund normally
                                        invests in a broad range of equity and
                                        fixed-income securities of U.S. and
                                        foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o administration of the annuity options available under the Contracts, and

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your sales agent, and

      o     other costs of doing business

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value, and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
      ------------------------------------------      -----------------
      GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                2 years                 6%
               2 years                4 years                 5%
               4 years                5 years                 4%
               5 years                6 years                 3%
               6 years                7 years                 2%
              7 + years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if a lifetime annuity payout has begun

      o if you elect Annuity Payments for a fixed period of at least five year's duration, or

      o     under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (2)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (2) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
      ------------------------------------------      -----------------
      GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                2 years                 6%
               2 years                4 years                 5%
               4 years                5 years                 4%
               5 years                6 years                 3%
               6 years                7 years                 2%
              7 + years                                       0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK

MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

      o     the dollar amount you request to transfer;

      o     the number of transfers you made within the previous three months;

      o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

      o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      o     the death benefit will not be payable upon the Annuitant's death;

      o     the Contingent Annuitant becomes the Annuitant; and

      o     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" below with "Owner". All death benefits described below will be reduced by any premium tax and outstanding loans not previously deducted.

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)*;
                                                           o     the Step-Up Value, if any, as described below or
                                                           o     the Roll-Up Death Benefit Value (as described below)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)* or
                                                           o     the Step-Up Value, if any, as described below or
                                                           o     the Roll-Up Death Benefit Value (as described below) on
                                                                 the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday
------------------------------------------------------------------------------------------------------------------------

      (*) If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all Partial Surrender Reductions** (as described below).

----------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    continue the Contract and instruct
                                                                    the Company to pay the beneficiary
                                                                    who may elect to continue the
                                                                    Contract.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                              Yes
OWNER)                                 is the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                               Annuitant is
                                                                                                            treated as death
                                                                                                            of the owner
                                                                                                            in these
                                                                                                            circumstances.)
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                         The beneficiary(ies), or      Unless the beneficiary elects to       Yes
                                        if none, to the Contract      continue the Contract rather than
                                        owner's estate.               receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                             No death proceeds are                                                N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                  No death proceeds are                                                N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------

----------

(2) Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------------
    NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------------------------------------------------------------------------------------------------
      ALSO CALLED:             Principal                         Principal                        Principal
                               Guarantee                      Guarantee 5/10                     Guarantee 5
--------------------------------------------------------------------------------------------------------------------
     AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                    or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                    GMWB II is not approved in your                state                            state
                                 state
--------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------------------
                                                                            GMWB I              GMWB II           GMWB III
--------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------------------------------------------------------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
----------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000        (88,235/100,000)]
                                                                                          x10,000/85,000)]
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000           $8,696                $435           $10,000         $11,265               $588
----------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  o     a qualified retirement plan (Code Section 401),

                  o     a tax-sheltered annuity (Code Section 403(b)),

                  o     an individual retirement account (Code Sections 408(a)),

                  o an individual retirement annuity (Code Section 408(b)), or

                  o     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------
                             GMWB I              GMWB II                GMWB III
--------------------------------------------------------------------------------
Current Annual Charge         0.40%               0.50%                  0.25%
--------------------------------------------------------------------------------
Maximum Annual Charge         1.00%               1.00%                   N/A
After a Reset
--------------------------------------------------------------------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------------------------------------------------------------------------------------------------------
RESET                                    Yes                             Yes                              No
-------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider

Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation

            Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                      -------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-----------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-----------------------------------------------------------------------------------------------------------------------------

      (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

      (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                      -----------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
---------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                          PURCHASE          CALCULATION                         PURCHASE         CALCULATION
                     CONTRACT VALUE        PAYMENT            AMOUNT       CONTRACT VALUE        PAYMENT            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
---------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
---------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
---------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                              -----------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-----------------------------------------------------------------------------------------------------------------------------

                              -----------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

CLASS A SUBACCOUNTS/UNDERLYING FUNDS

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund -- Series II Shares
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends Securities Fund -- Class 2 Shares
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares Templeton Foreign Securities Fund -- Class 2 Shares

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable Aggressive
     Growth Fund -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Global Securities Fund/VA -- Service Shares

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Balanced VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares Pioneer Emerging
     Markets VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares
   Pioneer Europe VCT Portfolio -- Class II Shares
   Pioneer Fund VCT Portfolio -- Class II Shares
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer International Value VCT Portfolio -- Class II Shares
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares Pioneer Papp America-Pacific Rim VCT Portfolio
   Pioneer Papp Small and Mid Cap Growth Portfolio VCT -- Class II Shares Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Value VCT Portfolio -- Class II Shares

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class II
   Total Return Fund -- Class II

CLASS B SUBACCOUNTS/UNDERLYING FUNDS

Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio -- Class II Shares
   Pioneer Global High Yield VCT Portfolio -- Class II Shares
   Pioneer High Yield VCT Portfolio -- Class II Shares
   Pioneer Strategic Income VCT Portfolio -- Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

            EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

            EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of

Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasure regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o     The Travelers Insurance Company ("TIC")

o     The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities

Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities

Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)............................   2004        0.998           0.993                  17,295
                                                               2003        1.000           0.998                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03)...   2004        1.080           1.132                   3,111
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03)...   2004        1.069           1.196                  15,835
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.090           1.192                  70,039
                                                               2003        1.000           1.090                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/03)........   2004        1.082           1.188                  24,145
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.114           1.301                  49,294
                                                               2003        1.000           1.114                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)...................................   2004        1.078           1.155                  14,090
                                                               2003        1.000           1.078                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.090           1.144                  10,010
                                                               2003        1.000           1.090                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2004        1.156           1.354                  60,486
                                                               2003        1.000           1.156                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03)...........................................   2004        1.008           1.023                   2,195
                                                               2003        1.000           1.008                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2004        1.053           1.085                 134,453
                                                               2003        1.000           1.053                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.202           1.406                   9,129
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.093           1.249                  61,277
                                                               2003        1.000           1.093                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.177           1.371                  16,467
                                                               2003        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03).....   2004        1.094           1.195                  32,526
                                                               2003        1.000           1.094                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.044           1.094                      --
                                                               2003        1.000           1.044                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03)  2004        1.066           1.132                  40,999
                                                               2003        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04)............................................   2004        1.153           1.345                   2,269
                                                               2003        1.000           1.153                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.131           1.357                  39,092
                                                               2003        1.000           1.131                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)...................................   2004        1.023           1.096                  96,995

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04)............................................   2004        0.994           1.002                   8,579

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04)...................................   2004        1.050           1.074                   8,266

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.102           1.470                   8,334
                                                               2003        1.000           1.102                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.101           1.300                  19,409
                                                               2003        1.000           1.101                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.062           1.185                      --
                                                               2003        1.000           1.062                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.056           1.144                  15,869
                                                               2003        1.000           1.056                      --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03)...   2004        1.098           1.205                   8,757
                                                               2003        1.000           1.098                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.062           1.135                   9,357
                                                               2003        1.000           1.062                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)............................   2004        1.000           0.994                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (12/03)........................................   2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.000           1.072                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/03)........   2004        1.000           1.084                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.000           1.155                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)...................................   2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03)...........................................   2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03).....   2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03)  2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04)............................................   2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.143                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)...................................   2004        1.000           1.070                      --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04)............................................   2004        0.989           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04)...................................   2004        0.992           1.010                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.098                      --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03)...   2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.000           1.053                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B --CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)............................   2004        0.998           0.993                  30,405
                                                               2003        1.000           0.998                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)...   2004        1.080           1.132                 120,083
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)....   2004        1.069           1.196                  35,176
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.090           1.192                 154,714
                                                               2003        1.000           1.090                      --

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2004        1.082           1.188                  99,721
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.114           1.301                 129,147
                                                               2003        1.000           1.114                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)...................................   2004        1.078           1.155                  81,090
                                                               2003        1.000           1.078                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.090           1.144                  37,628
                                                               2003        1.000           1.090                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03)............................................   2004        1.156           1.354                  33,598
                                                               2003        1.000           1.156                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.008           1.023                 215,877
                                                               2003        1.000           1.008                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03).   2004        1.053           1.085                 293,506
                                                               2003        1.000           1.053                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.202           1.406                  97,075
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.093           1.249                 166,783
                                                               2003        1.000           1.093                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.177           1.371                      --
                                                               2003        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03).....   2004        1.094           1.195                 209,976
                                                               2003        1.000           1.094                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.044           1.094                  57,516
                                                               2003        1.000           1.044                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.066           1.132                  83,301
                                                               2003        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.153           1.345                  11,032
                                                               2003        1.000           1.153                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.131           1.357                  92,801
                                                               2003        1.000           1.131                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2004        1.039           1.096                  55,611

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04)............................................   2004        1.027           1.002                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2004        0.990           1.074                  56,059

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.102           1.470                   4,831
                                                               2003        1.000           1.102                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03)............................................   2004        1.101           1.300                  35,210
                                                               2003        1.000           1.101                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.062           1.185                      --
                                                               2003        1.000           1.062                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.056           1.144                 185,891
                                                               2003        1.000           1.056                      --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)....   2004        1.098           1.205                 160,295
                                                               2003        1.000           1.098                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.062           1.135                     971
                                                               2003        1.000           1.062                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)............................   2004        1.000           0.994                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)...   2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)....   2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.000           1.072                      --

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2004        1.000           1.084                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.000           1.155                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)...................................   2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03)............................................   2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03).   2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.124                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.000           1.177                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03).....   2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.143                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2004        1.000           1.070                      --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04)............................................   2004        1.000           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2004        1.000           1.010                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03)............................................   2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.098                      --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)....   2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.000           1.053                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE
        OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
         -----------------------------------------------------------------------
Address:
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-23048                                                              May 2, 2005
                                                                   15422-00-0404

                                     PART B
           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                           PIONEER ANNUISTAR(sm) ANNUITY
                             PORTFOLIO ARCHITECT II
                            PIONEER ANNUISTAR(sm) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                      THE TRAVELERS LIFE & ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   3
VALUATION OF ASSETS.........................................................   3
FEDERAL TAX CONSIDERATIONS..................................................   4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................   8
CONDENSED FINANCIAL INFORMATION.............................................  10
FINANCIAL STATEMENTS........................................................ F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York), and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06199-0026 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, Inc. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")

     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.


The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Separate Account Fourteen for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                            TDLLC Underwriting Commissions
                            ------------------------------

---------------------- ---------------------------- ----------------------------
                         UNDERWRITING COMMISSIONS             AMOUNT OF
                              PAID TO TDLLC           UNDERWRITING COMMISSIONS
YEAR                         BY THE COMPANY               RETAINED BY TDLLC
---------------------- ---------------------------- ----------------------------

2004                            $125,706                         $0
---------------------- ---------------------------- ----------------------------

2003                            $121,903                         $0
---------------------- ---------------------------- ----------------------------

2002                            $103,960                         $0
---------------------- ---------------------------- ----------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

               (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

               (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

               (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

               (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the account's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Fourteen for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.993           0.986               200
                                                                             2003       1.000           0.993               200

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.224           1.279            18,413
                                                                             2003       1.000           1.224             1,313

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.243           1.387            24,531
                                                                             2003       1.000           1.243            14,413

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.214           1.324           124,168
                                                                             2003       1.000           1.214            52,420

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.333           1.460            32,330
                                                                             2003       1.000           1.333            12,209

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.336           1.557            13,063
                                                                             2003       1.000           1.336             3,580

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.255           1.342            12,042
                                                                             2003       1.000           1.255            10,847

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.231           1.290            51,687
                                                                             2003       1.000           1.231             5,576

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.411           1.649            24,545
                                                                             2003       1.000           1.411             8,200

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.994           1.007            17,719
                                                                             2003       1.000           0.994             9,857

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.109           1.139            10,105
                                                                             2003       1.000           1.109             1,135

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.508           1.759             6,215
                                                                             2003       1.000           1.508             6,010

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.203           1.372            83,681
                                                                             2003       1.000           1.203            61,066

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.281           1.488                --
                                                                             2003       1.000           1.281                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.211           1.320           106,162
                                                                             2003       1.000           1.211            25,703

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.152           1.204            70,216
                                                                             2003       1.000           1.152            12,273

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.151           1.219           623,370
                                                                             2003       1.000           1.151           184,435

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.288           1.499             9,496
                                                                             2003       1.000           1.288            10,784

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.322           1.582            96,330
                                                                             2003       1.000           1.322            24,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.094                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           1.000                --


   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.072                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.259           1.676            47,378
                                                                             2003       1.000           1.259            30,424

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.353           1.594            43,253
                                                                             2003       1.000           1.353             9,295

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.284           1.428            18,871
                                                                             2003       1.000           1.284                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.088           1.175            84,733
                                                                             2003       1.000           1.088            50,495

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.190           1.303           217,199
                                                                             2003       1.000           1.190           218,629

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.113           1.187            54,933
                                                                             2003       1.000           1.113            54,663

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.992           0.982            664,582
                                                                             2003       1.000           0.992          1,238,826

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.222           1.274            257,841
                                                                             2003       1.000           1.222            110,756

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.241           1.382            312,951
                                                                             2003       1.000           1.241             79,516

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.213           1.320            514,971
                                                                             2003       1.000           1.213            156,858

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.331           1.456            432,168
                                                                             2003       1.000           1.331            115,056

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.335           1.551            416,907
                                                                             2003       1.000           1.335             79,691

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.253           1.337            629,688
                                                                             2003       1.000           1.253             36,852

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.230           1.286            255,294
                                                                             2003       1.000           1.230            140,165

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.409           1.643             98,466
                                                                             2003       1.000           1.409             28,213

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.993           1.003            337,371
                                                                             2003       1.000           0.993             68,714

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.107           1.136            169,201
                                                                             2003       1.000           1.107            109,291

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.506           1.753            110,605
                                                                             2003       1.000           1.506             44,021

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.202           1.368            692,709
                                                                             2003       1.000           1.202            222,984

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.280           1.483             13,114
                                                                             2003       1.000           1.280              1,836

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.209           1.316            961,341
                                                                             2003       1.000           1.209            390,620

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.151           1.200            283,330
                                                                             2003       1.000           1.151            189,088

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.149           1.215          1,571,510
                                                                             2003       1.000           1.149            804,210

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.286           1.494            272,265
                                                                             2003       1.000           1.286            127,935

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.320           1.576            673,156
                                                                             2003       1.000           1.320            180,500

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.092             66,258

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.998              1,739

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.070              1,637

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.258           1.670             93,070
                                                                             2003       1.000           1.258             42,488

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.351           1.589            237,395
                                                                             2003       1.000           1.351             47,632

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.282           1.423            122,809
                                                                             2003       1.000           1.282            130,821

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.086           1.171          1,066,989
                                                                             2003       1.000           1.086            122,192

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.188           1.298            291,723
                                                                             2003       1.000           1.188            171,704

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.112           1.183            132,002
                                                                             2003       1.000           1.112             48,704

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.991           0.981                --
                                                                             2003       1.000           0.991            84,229

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.221           1.272                --
                                                                             2003       1.000           1.221                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.240           1.380                --
                                                                             2003       1.000           1.240                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.212           1.318                --
                                                                             2003       1.000           1.212                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.331           1.453                --
                                                                             2003       1.000           1.331                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.334           1.549                --
                                                                             2003       1.000           1.334                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.252           1.335                --
                                                                             2003       1.000           1.252                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.229           1.284                --
                                                                             2003       1.000           1.229                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.409           1.640                --
                                                                             2003       1.000           1.409                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.992           1.002                --
                                                                             2003       1.000           0.992                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.106           1.134                --
                                                                             2003       1.000           1.106                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.505           1.750                --
                                                                             2003       1.000           1.505                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.201           1.365                --
                                                                             2003       1.000           1.201                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.279           1.481                --
                                                                             2003       1.000           1.279                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.209           1.313                --
                                                                             2003       1.000           1.209                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.150           1.198                --
                                                                             2003       1.000           1.150                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.149           1.213                --
                                                                             2003       1.000           1.149                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.285           1.491                --
                                                                             2003       1.000           1.285                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.319           1.574                --
                                                                             2003       1.000           1.319                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.091                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.998                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.069                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.257           1.667                --
                                                                             2003       1.000           1.257                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.350           1.586                --
                                                                             2003       1.000           1.350                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.281           1.421                --
                                                                             2003       1.000           1.281                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.086           1.169                --
                                                                             2003       1.000           1.086                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.188           1.296                --
                                                                             2003       1.000           1.188                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.111           1.181                --
                                                                             2003       1.000           1.111                --

                         CONDENSED FINANCIAL INFORMATION


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.990           0.979            62,162
                                                                             2003       1.000           0.990            71,445

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.220           1.270            41,281
                                                                             2003       1.000           1.220            22,172

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.239           1.378            37,257
                                                                             2003       1.000           1.239            32,356

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.211           1.316           144,223
                                                                             2003       1.000           1.211            74,742

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.330           1.451           213,257
                                                                             2003       1.000           1.330           141,995

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.333           1.546            36,817
                                                                             2003       1.000           1.333            25,901

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.252           1.333            32,006
                                                                             2003       1.000           1.252             5,520

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.228           1.282           109,171
                                                                             2003       1.000           1.228            85,117

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.408           1.638            24,752
                                                                             2003       1.000           1.408            26,118

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.992           1.000            97,848
                                                                             2003       1.000           0.992            64,224

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.106           1.132           111,302
                                                                             2003       1.000           1.106            83,005

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.504           1.747            25,287
                                                                             2003       1.000           1.504            20,805

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.200           1.363           115,486
                                                                             2003       1.000           1.200            66,226

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.278           1.478             4,088
                                                                             2003       1.000           1.278             4,088

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.208           1.311           116,524
                                                                             2003       1.000           1.208            95,715

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.149           1.196           117,442
                                                                             2003       1.000           1.149           178,804

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.148           1.211           390,240
                                                                             2003       1.000           1.148           232,322

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.285           1.489            77,852
                                                                             2003       1.000           1.285            74,450

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.318           1.571           204,223
                                                                             2003       1.000           1.318           133,128

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.038           1.090            16,725

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.997             9,265

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.069                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.256           1.664            53,964
                                                                             2003       1.000           1.256            41,586

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.349           1.583            49,785
                                                                             2003       1.000           1.349            21,431

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.280           1.418             3,005
                                                                             2003       1.000           1.280             3,005

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.085           1.168           131,144
                                                                             2003       1.000           1.085            66,810

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.187           1.294             4,232
                                                                             2003       1.000           1.187                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.110           1.179            38,367
                                                                             2003       1.000           1.110            16,994

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       1.000           0.995                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.000           1.055                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.000           1.066                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.000           1.073                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.000           1.086                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.000           1.157                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.000           1.053                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.000           1.047                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.000           1.170                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.000           1.033                --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.000           1.026                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.296                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.126                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.000           1.178                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.000           1.091                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.000           1.082                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.000           1.086                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.000           1.171                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.144                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.000           1.071                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.000           0.993                --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       1.000           1.011                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.000           1.309                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.000           1.155                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.109                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.099                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.000           1.087                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.000           1.054                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.989           0.976            36,495
                                                                             2003       1.000           0.989                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.219           1.266             3,311
                                                                             2003       1.000           1.219             3,122

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.238           1.373             8,471
                                                                             2003       1.000           1.238             4,414

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.209           1.311            54,554
                                                                             2003       1.000           1.209            48,738

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.328           1.446            54,640
                                                                             2003       1.000           1.328             5,626

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.331           1.541            81,763
                                                                             2003       1.000           1.331             7,245

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.250           1.328            37,069
                                                                             2003       1.000           1.250             3,120

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.227           1.277             9,484
                                                                             2003       1.000           1.227             9,100

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.406           1.632             1,425
                                                                             2003       1.000           1.406                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.990           0.997            10,240
                                                                             2003       1.000           0.990             3,447

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                     2004       1.104           1.128            75,184
                                                                             2003       1.000           1.104            53,901

Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)             2004       1.502           1.741               296
                                                                             2003       1.000           1.502                --

Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)                2004       1.199           1.358            33,086
                                                                             2003       1.000           1.199             6,790

Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                       2004       1.276           1.473             3,796
                                                                             2003       1.000           1.276             3,796

Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                         2004       1.206           1.307           123,551
                                                                             2003       1.000           1.206            37,333

Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)                2004       1.148           1.192            30,853
                                                                             2003       1.000           1.148             2,590

Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                   2004       1.146           1.207           383,946
                                                                             2003       1.000           1.146           237,615

Pioneer International Value VCT Portfolio -- Class II Shares (7/03)          2004       1.283           1.484                --
                                                                             2003       1.000           1.283                --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)                2004       1.317           1.566            92,690
                                                                             2003       1.000           1.317            15,467

Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares (4/04)   2004       1.038           1.088            11,688

Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)          2004       1.026           0.995            20,169

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.989           1.067             1,971

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.254           1.659            24,706
                                                                             2003       1.000           1.254            17,586

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.348           1.578            46,571
                                                                             2003       1.000           1.348            12,994

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.278           1.414                --
                                                                             2003       1.000           1.278                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.084           1.164            29,900
                                                                             2003       1.000           1.084            25,087

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.185           1.290           111,523
                                                                             2003       1.000           1.185            11,820

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.109           1.175            25,639
                                                                             2003       1.000           1.109             3,209


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.217           1.432             18,381
                                                                             2003       1.000           1.217              3,574

   High Yield Bond Trust (6/04)                                              2004       0.985           1.063                 --

   Managed Assets Trust (5/04)                                               2004       0.983           1.061                 --

   Money Market Portfolio (6/03)                                             2004       0.994           0.989             60,459
                                                                             2003       1.000           0.994             59,552

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.147           1.223              5,696
                                                                             2003       1.000           1.147              3,163

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.320           1.475            114,465
                                                                             2003       1.000           1.320             76,431

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.259           1.395            355,295
                                                                             2003       1.000           1.259            117,840

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.257           1.366          1,304,416
                                                                             2003       1.000           1.257            169,867

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.264           1.636             84,409
                                                                             2003       1.000           1.264             25,593

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.285           1.408             34,661
                                                                             2003       1.000           1.285                669

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.172           1.212           144,256
                                                                             2003       1.000           1.172               735

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.207           1.339           112,508
                                                                             2003       1.000           1.207            88,280

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.479           1.816            21,015
                                                                             2003       1.000           1.479            11,224

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.338           1.562            97,374
                                                                             2003       1.127           1.338            46,950

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.328           1.517            55,117
                                                                             2003       1.000           1.328            14,257

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.212           1.316            42,098
                                                                             2003       1.000           1.212            23,551

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.274           1.368            24,135
                                                                             2003       1.000           1.274            18,457

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.229           1.311            24,498
                                                                             2003       1.000           1.229             3,975

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.095           1.167            42,678
                                                                             2003       1.000           1.095            15,172

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.192           1.341             1,103
                                                                             2003       1.000           1.192             1,105

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.386           1.373             2,186
                                                                             2003       1.000           1.386               755

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.254           1.290             2,774
                                                                             2003       1.000           1.254                --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.334           1.510            11,887
                                                                             2003       1.000           1.334             6,236

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.243           1.379            28,467
                                                                             2003       1.000           1.243                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.258           1.537            64,400
                                                                             2003       1.000           1.258                --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                                         2004       1.079           1.213           119,513
                                                                             2003       1.000           1.079                --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)                                                         2004       1.072           1.211            33,250
                                                                             2003       1.000           1.072                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.053                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.047           1.122            69,573
                                                                             2003       1.000           1.047            33,227

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.013           1.046           248,742
                                                                             2003       1.000           1.013           129,689

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.294           1.480             3,904
                                                                             2003       1.000           1.294               672

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.430           1.777            57,146
                                                                             2003       1.000           1.430            24,707

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.311           1.398            53,855
                                                                             2003       1.000           1.311            45,409

   Investors Fund -- Class I (6/03)                                          2004       1.274           1.385           100,279
                                                                             2003       1.000           1.274            53,445

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.308           1.295           230,719
                                                                             2003       1.000           1.308           173,955

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.430           1.621            91,684
                                                                             2003       1.000           1.430            58,668

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.141           1.194           116,321
                                                                             2003       1.000           1.141            16,274

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.300           1.490            30,068
                                                                             2003       1.000           1.300            12,220

   Equity Income Portfolio (6/03)                                            2004       1.235           1.336            52,629
                                                                             2003       1.000           1.235            25,757

   Federated High Yield Portfolio (6/03)                                     2004       1.109           1.205            68,687
                                                                             2003       1.000           1.109            19,030

   Federated Stock Portfolio (6/03)                                          2004       1.251           1.362                --
                                                                             2003       1.000           1.251                --

   Large Cap Portfolio (6/03)                                                2004       1.189           1.247             4,393
                                                                             2003       1.000           1.189             4,397

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Lazard International Stock Portfolio (6/03)                               2004       1.266           1.443             24,977
                                                                             2003       1.000           1.266             23,407

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.162           1.325                 --
                                                                             2003       1.000           1.162                 --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.197           1.329              5,660
                                                                             2003       1.000           1.197              2,702

   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.282           1.440             61,809
                                                                             2003       1.000           1.282             58,699

   MFS Value Portfolio (6/04)                                                2004       0.995           1.112                 --

   Pioneer Fund Portfolio (4/03)                                             2004       1.192           1.304                 --
                                                                             2003       1.000           1.192                 --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.920           1.046                 --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.015           1.033              7,576
                                                                             2003       1.000           1.015              3,690

   U.S. Government Securities Portfolio (7/04)                               2004       1.006           1.047                 --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.226           1.286              4,277
                                                                             2003       1.000           1.226              2,137

   MFS Total Return Portfolio (6/03)                                         2004       1.126           1.236          1,165,474
                                                                             2003       1.000           1.126            641,818

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.004           1.086                 --

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.999           0.995              5,071
                                                                             2003       1.000           0.999                 --

   Strategic Equity Portfolio (6/03)                                         2004       1.229           1.334                 --
                                                                             2003       1.000           1.229              3,294

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.261           1.458           191,781
                                                                             2003       1.000           1.261            20,353

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.188           1.214                --
                                                                             2003       1.000           1.188                --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.240           1.406            49,956
                                                                             2003       1.000           1.240             8,583

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.185           1.182                --
                                                                             2003       1.000           1.185                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.411           1.732            63,607
                                                                             2003       1.000           1.411             4,530

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.216           1.429                --
                                                                             2003       1.000           1.216                --

   High Yield Bond Trust (6/04)                                              2004       0.985           1.062                --

   Managed Assets Trust (5/04)                                               2004       0.982           1.061                --

   Money Market Portfolio (6/03)                                             2004       0.994           0.987            16,436
                                                                             2003       1.000           0.994            16,450

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.146           1.221                --
                                                                             2003       1.000           1.146                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.319           1.473             1,990
                                                                             2003       1.000           1.319                --

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.258           1.392                --
                                                                             2003       1.000           1.258                --

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.256           1.364                --
                                                                             2003       1.000           1.256                --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.263           1.633                --
                                                                             2003       1.000           1.263                --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.284           1.406                --
                                                                             2003       1.000           1.284                --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.171           1.210                --
                                                                             2003       1.000           1.171                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.206           1.337                --
                                                                             2003       1.000           1.206                --

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.478           1.813                --
                                                                             2003       1.000           1.478                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.337           1.559                --
                                                                             2003       1.126           1.337                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.327           1.514                --
                                                                             2003       1.000           1.327                --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.211           1.313                --
                                                                             2003       1.000           1.211             3,784

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.273           1.366                --
                                                                             2003       1.000           1.273                --

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.228           1.309                --
                                                                             2003       1.000           1.228                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.094           1.165                --
                                                                             2003       1.000           1.094                --

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.191           1.338             2,176
                                                                             2003       1.000           1.191                --

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.385           1.370                --
                                                                             2003       1.000           1.385                --

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.253           1.288                --
                                                                             2003       1.000           1.253                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.334           1.507                --
                                                                             2003       1.000           1.334                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.242           1.377             6,438
                                                                             2003       1.000           1.242                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.257           1.534                --
                                                                             2003       1.000           1.257                --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.079           1.212                --
                                                                             2003       1.000           1.079                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.072           1.210                --
                                                                             2003       1.000           1.072                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.052                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.046           1.121             7,724
                                                                             2003       1.000           1.046                --

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.013           1.045             2,043
                                                                             2003       1.000           1.013             2,045

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.293           1.478                --
                                                                             2003       1.000           1.293                --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.429           1.774                --
                                                                             2003       1.000           1.429                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.310           1.395                --
                                                                             2003       1.000           1.310                --

   Investors Fund -- Class I (6/03)                                          2004       1.273           1.382            10,133
                                                                             2003       1.000           1.273             3,993

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.307           1.293                --
                                                                             2003       1.000           1.307                --

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.429           1.618                --
                                                                             2003       1.000           1.429                --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.140           1.192             6,987
                                                                             2003       1.000           1.140                --

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.299           1.488             4,013
                                                                             2003       1.000           1.299                --

   Equity Income Portfolio (6/03)                                            2004       1.234           1.334                --
                                                                             2003       1.000           1.234                --

   Federated High Yield Portfolio (6/03)                                     2004       1.108           1.203                --
                                                                             2003       1.000           1.108                --

   Federated Stock Portfolio (6/03)                                          2004       1.251           1.360                --
                                                                             2003       1.000           1.251                --

   Large Cap Portfolio (6/03)                                                2004       1.188           1.245            11,425
                                                                             2003       1.000           1.188            11,427

   Lazard International Stock Portfolio (6/03)                               2004       1.265           1.441             3,253
                                                                             2003       1.000           1.265             1,176

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.161           1.323                --
                                                                             2003       1.000           1.161                --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.196           1.326                --
                                                                             2003       1.000           1.196             3,728

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.281           1.438                --
                                                                             2003       1.000           1.281                --

   MFS Value Portfolio (6/04)                                                2004       0.995           1.111                --

   Pioneer Fund Portfolio (4/03)                                             2004       1.191           1.302                --
                                                                             2003       1.000           1.191                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.920           1.045                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.015           1.031            15,077
                                                                             2003       1.000           1.015            15,089

   U.S. Government Securities Portfolio (7/04)                               2004       1.006           1.046                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.225           1.283                --
                                                                             2003       1.000           1.225                --

   MFS Total Return Portfolio (6/03)                                         2004       1.125           1.234            19,602
                                                                             2003       1.000           1.125            12,522

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.004           1.085                --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (1/04)                                                             2004       0.999           0.994                --
                                                                             2003       1.000           0.999                --

   Strategic Equity Portfolio (6/03)                                         2004       1.228           1.331                --
                                                                             2003       1.000           1.228                --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.260           1.456                --
                                                                             2003       1.000           1.260                --

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.187           1.212                --
                                                                             2003       1.000           1.187                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.239           1.404                --
                                                                             2003       1.000           1.239                --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.185           1.180                --
                                                                             2003       1.000           1.185                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.410           1.729             1,047
                                                                             2003       1.000           1.410             1,048

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.215           1.427             4,308
                                                                             2003       1.000           1.215             4,308

   High Yield Bond Trust (6/04)                                              2004       0.985           1.062                --

   Managed Assets Trust (5/04)                                               2004       0.982           1.060                --

   Money Market Portfolio (6/03)                                             2004       0.993           0.986               200
                                                                             2003       1.000           0.993               200

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                                            2004       1.145           1.219                --
                                                                             2003       1.000           1.145                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.318           1.470            63,964
                                                                             2003       1.000           1.318            32,753

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.258           1.390           150,052
                                                                             2003       1.000           1.258            43,969

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.255           1.361           347,285
                                                                             2003       1.000           1.255            37,629

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.263           1.630             3,110
                                                                             2003       1.000           1.263             1,393

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.283           1.404            28,517
                                                                             2003       1.000           1.283             6,146

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.170           1.208             4,345
                                                                             2003       1.000           1.170             1,513

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.206           1.334            63,087
                                                                             2003       1.000           1.206             5,850

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.477           1.810            12,939
                                                                             2003       1.000           1.477             3,724

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.336           1.557            13,063
                                                                             2003       1.126           1.336             3,580

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.326           1.512            80,204
                                                                             2003       1.000           1.326                --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.210           1.311             2,312
                                                                             2003       1.000           1.210             2,312

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.272           1.364            33,009
                                                                             2003       1.000           1.272             4,148

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.227           1.307                --
                                                                             2003       1.000           1.227                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.093           1.163                --
                                                                             2003       1.000           1.093                --

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.190           1.336                --
                                                                             2003       1.000           1.190                --

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.384           1.368             3,682
                                                                             2003       1.000           1.384             3,682

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.252           1.286             4,205
                                                                             2003       1.000           1.252             4,205

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.333           1.505                --
                                                                             2003       1.000           1.333                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.242           1.374            90,561
                                                                             2003       1.000           1.242                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.257           1.532            66,297
                                                                             2003       1.000           1.257            11,420

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.078           1.210            60,159
                                                                             2003       1.000           1.078                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.072           1.208                --
                                                                             2003       1.000           1.072                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.052                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.045           1.119            41,178
                                                                             2003       1.000           1.045             4,883

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.012           1.043           270,665
                                                                             2003       1.000           1.012            36,233

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.292           1.475                --
                                                                             2003       1.000           1.292                --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.428           1.771             3,954
                                                                             2003       1.000           1.428             3,954

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.309           1.393            23,612
                                                                             2003       1.000           1.309                --

   Investors Fund -- Class I (6/03)                                          2004       1.272           1.380             8,137
                                                                             2003       1.000           1.272             8,488

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.306           1.290           110,001
                                                                             2003       1.000           1.306                --

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.428           1.615            15,280
                                                                             2003       1.000           1.428             6,116

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.139           1.190            20,911
                                                                             2003       1.000           1.139                --

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.298           1.485            16,990
                                                                             2003       1.000           1.298                --

   Equity Income Portfolio (6/03)                                            2004       1.233           1.332                --
                                                                             2003       1.000           1.233                --

   Federated High Yield Portfolio (6/03)                                     2004       1.107           1.201            71,537
                                                                             2003       1.000           1.107            14,683

   Federated Stock Portfolio (6/03)                                          2004       1.250           1.358                --
                                                                             2003       1.000           1.250                --

   Large Cap Portfolio (6/03)                                                2004       1.187           1.243                --
                                                                             2003       1.000           1.187                --

   Lazard International Stock Portfolio (6/03)                               2004       1.265           1.438             6,223
                                                                             2003       1.000           1.265             6,223

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.160           1.321            24,004
                                                                             2003       1.000           1.160                --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.195           1.324                --
                                                                             2003       1.000           1.195                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.280           1.436            13,897
                                                                             2003       1.000           1.280                --

   MFS Value Portfolio (6/04)                                                2004       0.995           1.110                --

   Pioneer Fund Portfolio (4/03)                                             2004       1.190           1.300                --
                                                                             2003       1.000           1.190                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.920           1.045                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.014           1.029            33,545
                                                                             2003       1.000           1.014            12,808

   U.S. Government Securities Portfolio (7/04)                               2004       1.006           1.045                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.224           1.281             8,527
                                                                             2003       1.000           1.224             8,527

   MFS Total Return Portfolio (6/03)                                         2004       1.125           1.232            53,678
                                                                             2003       1.000           1.125            17,695

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.003           1.084                --

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.998           0.992            90,723
                                                                             2003       1.000           0.998                --

   Strategic Equity Portfolio (6/03)                                         2004       1.227           1.329                --
                                                                             2003       1.000           1.227                --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.259           1.453            33,270
                                                                             2003       1.000           1.259                --

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.186           1.210                --
                                                                             2003       1.000           1.186                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.238           1.401             1,988
                                                                             2003       1.000           1.238             2,085

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.184           1.178             4,344
                                                                             2003       1.000           1.184             4,344

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.409           1.726            14,611
                                                                             2003       1.000           1.409             3,832

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.214           1.425            175,051
                                                                             2003       1.000           1.214            181,152

   High Yield Bond Trust (6/04)                                              2004       0.985           1.061             15,056

   Managed Assets Trust (5/04)                                               2004       0.982           1.059             24,520

   Money Market Portfolio (6/03)                                             2004       0.992           0.984             47,962
                                                                             2003       1.000           0.992             23,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.144           1.217             18,856
                                                                             2003       1.000           1.144             17,925

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.317           1.468            463,188
                                                                             2003       1.000           1.317            151,464

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.257           1.388          1,409,478
                                                                             2003       1.000           1.257            603,434

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.254           1.359          1,367,881
                                                                             2003       1.000           1.254            756,943

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.262           1.627            272,023
                                                                             2003       1.000           1.262            127,339

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.282           1.401            200,052
                                                                             2003       1.000           1.282            113,680

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.169           1.206             46,992
                                                                             2003       1.000           1.169             29,193

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.205           1.332           631,522
                                                                             2003       1.000           1.205           325,269

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03)                                                             2004       1.476           1.807           123,403
                                                                             2003       1.000           1.476            40,881

   Templeton Foreign Securities Fund -- Class 2
   Shares (6/03)                                                             2004       1.335           1.554            57,826
                                                                             2003       1.126           1.335                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.325           1.509           496,140
                                                                             2003       1.000           1.325           216,462

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.210           1.309           519,041
                                                                             2003       1.000           1.210           243,116

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.271           1.361           184,093
                                                                             2003       1.000           1.271           100,288

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.226           1.305           200,654
                                                                             2003       1.000           1.226           138,528

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.092           1.161            74,567
                                                                             2003       1.000           1.092            67,326

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.190           1.334            46,862
                                                                             2003       1.000           1.190            33,140

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.383           1.366             8,227
                                                                             2003       1.000           1.383             5,226

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.251           1.284             9,633
                                                                             2003       1.000           1.251             8,908

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.332           1.502            92,632
                                                                             2003       1.000           1.332            51,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.241           1.372           264,295
                                                                             2003       1.000           1.241           164,848

   Mid-Cap Value Portfolio (6/03)                                            2004       1.256           1.529           160,334
                                                                             2003       1.000           1.256            55,681

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.078           1.209            77,259
                                                                             2003       1.000           1.078             3,096

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.072           1.207            53,296
                                                                             2003       1.000           1.072                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.051            22,074

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.045           1.117           268,279
                                                                             2003       1.000           1.045           111,435

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.011           1.041           617,042
                                                                             2003       1.000           1.011           418,525

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.291           1.473            41,168
                                                                             2003       1.000           1.291            40,961

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.427           1.768           147,490
                                                                             2003       1.000           1.427           107,275

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.308           1.391           313,385
                                                                             2003       1.000           1.308           184,562

   Investors Fund -- Class I (6/03)                                          2004       1.272           1.378           252,036
                                                                             2003       1.000           1.272           118,584

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.306           1.288           224,333
                                                                             2003       1.000           1.306            40,049

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.427           1.613           331,918
                                                                             2003       1.000           1.427           149,294

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.139           1.188           210,015
                                                                             2003       1.000           1.139            91,086

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.297           1.483           203,618
                                                                             2003       1.000           1.297           164,134

   Equity Income Portfolio (6/03)                                            2004       1.233           1.330           479,721
                                                                             2003       1.000           1.233           189,561

   Federated High Yield Portfolio (6/03)                                     2004       1.107           1.199           262,880
                                                                             2003       1.000           1.107           195,189

   Federated Stock Portfolio (6/03)                                          2004       1.249           1.355            40,321
                                                                             2003       1.000           1.249            32,850

   Large Cap Portfolio (6/03)                                                2004       1.186           1.241           155,775
                                                                             2003       1.000           1.186            88,521

   Lazard International Stock Portfolio (6/03)                               2004       1.264           1.436           143,164
                                                                             2003       1.000           1.264            69,339

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.159           1.319           178,906
                                                                             2003       1.000           1.159            49,684

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.195           1.322            46,403
                                                                             2003       1.000           1.195            18,282

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.280           1.433            134,840
                                                                             2003       1.000           1.280             70,782

   MFS Value Portfolio (6/04)                                                2004       0.994           1.109             25,230

   Pioneer Fund Portfolio (4/03)                                             2004       1.189           1.297              1,760
                                                                             2003       1.000           1.189                 --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.919           1.044              6,198

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.013           1.027            434,729
                                                                             2003       1.000           1.013            352,402

   U.S. Government Securities Portfolio (7/04)                               2004       1.005           1.045                 --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.224           1.279            176,030
                                                                             2003       1.000           1.224             78,693

   MFS Total Return Portfolio (6/03)                                         2004       1.124           1.230          1,338,782
                                                                             2003       1.000           1.124            686,912

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.003           1.084                 --

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.998           0.991             17,372
                                                                             2003       1.000           0.998                 --

   Strategic Equity Portfolio (6/03)                                         2004       1.226           1.327             86,159
                                                                             2003       1.000           1.226             83,598

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.259           1.451            942,636
                                                                             2003       1.000           1.259            674,028

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.185           1.208            228,917
                                                                             2003       1.000           1.185            234,739

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.237           1.399           338,776
                                                                             2003       1.000           1.237           135,490

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.183           1.176            39,207
                                                                             2003       1.000           1.183             6,114

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.408           1.723           328,944
                                                                             2003       1.000           1.408           141,637

                         CONDENSED FINANCIAL INFORMATION


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.213           1.422              15,303
                                                                             2003       1.000           1.213                  --

   High Yield Bond Trust (6/04)                                              2004       0.985           1.060              49,014

   Managed Assets Trust (5/04)                                               2004       0.982           1.058              16,829

   Money Market Portfolio (6/03)                                             2004       0.992           0.982             664,582
                                                                             2003       1.000           0.992           1,238,826

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.143           1.215              57,321
                                                                             2003       1.000           1.143              33,967

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.316           1.465             684,440
                                                                             2003       1.000           1.316             261,302

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.256           1.386           1,790,356
                                                                             2003       1.000           1.256             691,962

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.253           1.357           1,566,096
                                                                             2003       1.000           1.253             495,335

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.261           1.625             289,268
                                                                             2003       1.000           1.261              90,838

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.281           1.399             108,787
                                                                             2003       1.000           1.281              56,422

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Dreyfus Variable Investment Fund -- Appreciation                          2004       1.168           1.204            98,654
   Portfolio -- Initial Shares (7/03)
                                                                             2003       1.000           1.168            29,587

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.204           1.330           441,851
                                                                             2003       1.000           1.204           255,327

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.475           1.804           123,815
                                                                             2003       1.000           1.475            13,517

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.335           1.551           416,907
                                                                             2003       1.126           1.335            79,691

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.324           1.507           438,284
                                                                             2003       1.000           1.324           155,312

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.209           1.307           337,970
                                                                             2003       1.000           1.209           246,789

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.270           1.359           145,422
                                                                             2003       1.000           1.270            22,271

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.225           1.303            52,003
                                                                             2003       1.000           1.225            53,428

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.092           1.159           145,168
                                                                             2003       1.000           1.092           134,240

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.189           1.332             3,282
                                                                             2003       1.000           1.189             5,045

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.382           1.363            16,081
                                                                             2003       1.000           1.382            14,925

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.250           1.282            22,961
                                                                             2003       1.000           1.250            28,030

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.331           1.499           132,785
                                                                             2003       1.000           1.331            20,153

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.240           1.370           293,959
                                                                             2003       1.000           1.240           150,255

   Mid-Cap Value Portfolio (6/03)                                            2004       1.255           1.527           429,112
                                                                             2003       1.000           1.255            64,540

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.078           1.208           321,886
                                                                             2003       1.000           1.078                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.071           1.206           204,349
                                                                             2003       1.000           1.071             5,414

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.050             1,267

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.044           1.115           671,266
                                                                             2003       1.000           1.044           400,960

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.010           1.039           895,412
                                                                             2003       1.000           1.010           487,827

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.290           1.470            21,554
                                                                             2003       1.000           1.290             5,574

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.426           1.765           126,793
                                                                             2003       1.000           1.426            22,984

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.307           1.388           152,707
                                                                             2003       1.000           1.307            53,760

   Investors Fund -- Class I (6/03)                                          2004       1.271           1.375           183,675
                                                                             2003       1.000           1.271            80,623

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.305           1.286           381,924
                                                                             2003       1.000           1.305           157,503

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.426           1.610           260,080
                                                                             2003       1.000           1.426            77,943

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.138           1.186           452,909
                                                                             2003       1.000           1.138           266,075

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.296           1.480            61,285
                                                                             2003       1.000           1.296            26,704

   Equity Income Portfolio (6/03)                                            2004       1.232           1.327           352,257
                                                                             2003       1.000           1.232            50,668

   Federated High Yield Portfolio (6/03)                                     2004       1.106           1.197           309,883
                                                                             2003       1.000           1.106            94,283

   Federated Stock Portfolio (6/03)                                          2004       1.248           1.353            75,190
                                                                             2003       1.000           1.248            14,789

   Large Cap Portfolio (6/03)                                                2004       1.186           1.239            53,294
                                                                             2003       1.000           1.186            26,870

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Lazard International Stock Portfolio (6/03)                               2004       1.263           1.433            106,614
                                                                             2003       1.000           1.263             68,937

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.158           1.317            121,322
                                                                             2003       1.000           1.158              7,669

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.194           1.320             28,827
                                                                             2003       1.000           1.194             15,729

   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.279           1.431             90,284
                                                                             2003       1.000           1.279             36,105

   MFS Value Portfolio (6/04)                                                2004       0.994           1.109              2,842

   Pioneer Fund Portfolio (4/03)                                             2004       1.188           1.295             22,967
                                                                             2003       1.000           1.188                 --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.919           1.043                 --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.013           1.026            348,721
                                                                             2003       1.000           1.013            205,630

   U.S. Government Securities Portfolio (7/04)                               2004       1.005           1.044              9,695

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.223           1.277             49,333
                                                                             2003       1.000           1.223             18,988

   MFS Total Return Portfolio (6/03)                                         2004       1.123           1.228          1,513,280
                                                                             2003       1.000           1.123            970,000

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.003           1.083             11,962

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.998           0.990             52,196
                                                                             2003       1.000           0.998                 --

   Strategic Equity Portfolio (6/03)                                         2004       1.225           1.325             52,176
                                                                             2003       1.000           1.225             70,388

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.258           1.448           514,187
                                                                             2003       1.000           1.258           226,035

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.185           1.206            13,807
                                                                             2003       1.000           1.185            17,407

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.237           1.397           397,536
                                                                             2003       1.000           1.237           136,542

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.182           1.174                --
                                                                             2003       1.000           1.182                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.407           1.720           327,966
                                                                             2003       1.000           1.407            51,548

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.213           1.420             2,273
                                                                             2003       1.000           1.213             2,224

   High Yield Bond Trust (6/04)                                              2004       0.984           1.059            13,666

   Managed Assets Trust (5/04)                                               2004       0.982           1.058                --

   Money Market Portfolio (6/03)                                             2004       0.991           0.981                --
                                                                             2003       1.000           0.991            84,229

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.143           1.213                --
                                                                             2003       1.000           1.143                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.316           1.463            25,584
                                                                             2003       1.000           1.316             2,551

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.255           1.383            57,392
                                                                             2003       1.000           1.255            32,377

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.253           1.354            28,482
                                                                             2003       1.000           1.253             2,669

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.260           1.622             1,293
                                                                             2003       1.000           1.260             1,437

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.280           1.397             5,472
                                                                             2003       1.000           1.280                --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.168           1.202             3,180
                                                                             2003       1.000           1.168             3,182

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.203           1.328            35,914
                                                                             2003       1.000           1.203            31,215

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.474           1.801                --
                                                                             2003       1.000           1.474                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.334           1.549                --
                                                                             2003       1.126           1.334                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.323           1.504                --
                                                                             2003       1.000           1.323                --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.208           1.305             4,962
                                                                             2003       1.000           1.208                --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.269           1.357                --
                                                                             2003       1.000           1.269                --

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.225           1.300            41,306
                                                                             2003       1.000           1.225                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.091           1.157             3,288
                                                                             2003       1.000           1.091             3,290

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.188           1.329                --
                                                                             2003       1.000           1.188                --

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.382           1.361                --
                                                                             2003       1.000           1.382                --

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.250           1.280                --
                                                                             2003       1.000           1.250                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.330           1.497             1,074
                                                                             2003       1.000           1.330                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.239           1.367                --
                                                                             2003       1.000           1.239                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.254           1.524             9,979
                                                                             2003       1.000           1.254                --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                                         2004       1.078           1.206                --
                                                                             2003       1.000           1.078                --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)                                                         2004       1.071           1.204             1,347
                                                                             2003       1.000           1.071                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.993           1.050                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.043           1.113                --
                                                                             2003       1.000           1.043                --

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.010           1.038            20,501
                                                                             2003       1.000           1.010            11,430

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03)                                                             2004       1.289           1.468               737
                                                                             2003       1.000           1.289               718

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.425           1.762            22,493
                                                                             2003       1.000           1.425            14,203

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.306           1.386                --
                                                                             2003       1.000           1.306                --

   Investors Fund -- Class I (6/03)                                          2004       1.270           1.373                --
                                                                             2003       1.000           1.270                --

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.304           1.284             2,981
                                                                             2003       1.000           1.304             2,983

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.425           1.607                --
                                                                             2003       1.000           1.425                --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.137           1.184            12,267
                                                                             2003       1.000           1.137                --

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.295           1.478                --
                                                                             2003       1.000           1.295                --

   Equity Income Portfolio (6/03)                                            2004       1.231           1.325            11,007
                                                                             2003       1.000           1.231            11,008

   Federated High Yield Portfolio (6/03)                                     2004       1.105           1.195             4,629
                                                                             2003       1.000           1.105             3,286

   Federated Stock Portfolio (6/03)                                          2004       1.247           1.351                --
                                                                             2003       1.000           1.247                --

   Large Cap Portfolio (6/03)                                                2004       1.185           1.236             2,610
                                                                             2003       1.000           1.185                --

   Lazard International Stock Portfolio (6/03)                               2004       1.262           1.431             2,269
                                                                             2003       1.000           1.262                --

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.158           1.314                --
                                                                             2003       1.000           1.158                --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.193           1.317                --
                                                                             2003       1.000           1.193                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.278           1.428             5,261
                                                                             2003       1.000           1.278             2,979

   MFS Value Portfolio (6/04)                                                2004       0.994           1.108             2,920

   Pioneer Fund Portfolio (4/03)                                             2004       1.188           1.293                --
                                                                             2003       1.000           1.188                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.919           1.043                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.012           1.024            42,828
                                                                             2003       1.000           1.012            15,104

   U.S. Government Securities Portfolio (7/04)                               2004       1.005           1.043                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.222           1.275                --
                                                                             2003       1.000           1.222                --

   MFS Total Return Portfolio (6/03)                                         2004       1.122           1.226            70,997
                                                                             2003       1.000           1.122            50,015

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.003           1.082             2,982

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.997           0.989             1,609
                                                                             2003       1.000           0.997                --

   Strategic Equity Portfolio (6/03)                                         2004       1.225           1.323                --
                                                                             2003       1.000           1.225                --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.257           1.446            38,593
                                                                             2003       1.000           1.257            33,659

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.184           1.204                --
                                                                             2003       1.000           1.184                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.236           1.394            32,401
                                                                             2003       1.000           1.236            18,523

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.181           1.172             5,381
                                                                             2003       1.000           1.181             3,321

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.406           1.718            22,714
                                                                             2003       1.000           1.406             4,662

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.212           1.418             7,845
                                                                             2003       1.000           1.212                --

   High Yield Bond Trust (6/04)                                              2004       0.984           1.059             8,384

   Managed Assets Trust (5/04)                                               2004       0.982           1.057             8,630

   Money Market Portfolio (6/03)                                             2004       0.990           0.979            62,162
                                                                             2003       1.000           0.990            71,445

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.142           1.211                --
                                                                             2003       1.000           1.142                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.315           1.460            30,180
                                                                             2003       1.000           1.315                --

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.254           1.381           321,685
                                                                             2003       1.000           1.254            64,304

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.252           1.352           229,732
                                                                             2003       1.000           1.252            54,527

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.259           1.619           188,179
                                                                             2003       1.000           1.259            27,981

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.279           1.394             4,517
                                                                             2003       1.000           1.279             1,317

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.167           1.200                --
                                                                             2003       1.000           1.167                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.202           1.325            12,854
                                                                             2003       1.000           1.202                --

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.473           1.798            11,920
                                                                             2003       1.000           1.473             6,477

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.333           1.546            36,817
                                                                             2003       1.126           1.333            25,901

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.322           1.502             8,204
                                                                             2003       1.000           1.322             1,302

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.207           1.302            49,738
                                                                             2003       1.000           1.207            11,165

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.268           1.354             4,448
                                                                             2003       1.000           1.268                --

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.224           1.298                --
                                                                             2003       1.000           1.224                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.090           1.155                --
                                                                             2003       1.000           1.090                --

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.187           1.327            17,334
                                                                             2003       1.000           1.187            10,606

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.381           1.359             3,744
                                                                             2003       1.000           1.381                --

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.249           1.278                --
                                                                             2003       1.000           1.249                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.329           1.495            45,872
                                                                             2003       1.000           1.329            42,316

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.238           1.365           100,936
                                                                             2003       1.000           1.238                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.253           1.522           126,802
                                                                             2003       1.000           1.253            51,619

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.078           1.205           184,240
                                                                             2003       1.000           1.078                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.071           1.203           178,587
                                                                             2003       1.000           1.071                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.992           1.049                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.042           1.111           154,370
                                                                             2003       1.000           1.042            84,852

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.009           1.036           254,486
                                                                             2003       1.000           1.009            88,615

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.288           1.465             4,750
                                                                             2003       1.000           1.288                --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.424           1.759            64,983
                                                                             2003       1.000           1.424            54,891

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.305           1.384            39,808
                                                                             2003       1.000           1.305            39,808

   Investors Fund -- Class I (6/03)                                          2004       1.269           1.371            68,803
                                                                             2003       1.000           1.269           198,135

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.303           1.282                --
                                                                             2003       1.000           1.303                --

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.424           1.605            48,181
                                                                             2003       1.000           1.424            19,505

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.136           1.182           105,380
                                                                             2003       1.000           1.136            44,515

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.295           1.475                --
                                                                             2003       1.000           1.295                --

   Equity Income Portfolio (6/03)                                            2004       1.230           1.323            67,237
                                                                             2003       1.000           1.230            26,988

   Federated High Yield Portfolio (6/03)                                     2004       1.104           1.193           120,343
                                                                             2003       1.000           1.104            45,336

   Federated Stock Portfolio (6/03)                                          2004       1.246           1.349            20,771
                                                                             2003       1.000           1.246            20,771

   Large Cap Portfolio (6/03)                                                2004       1.184           1.234             7,527
                                                                             2003       1.000           1.184                --

   Lazard International Stock Portfolio (6/03)                               2004       1.261           1.429            23,568
                                                                             2003       1.000           1.261             1,366

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.157           1.312            92,395
                                                                             2003       1.000           1.157            22,868

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.192           1.315             5,481
                                                                             2003       1.000           1.192             3,411

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.277           1.426            22,734
                                                                             2003       1.000           1.277            11,769

   MFS Value Portfolio (6/04)                                                2004       0.994           1.107            14,281

   Pioneer Fund Portfolio (4/03)                                             2004       1.187           1.291             5,505
                                                                             2003       1.000           1.187                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.918           1.042                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.011           1.022           228,259
                                                                             2003       1.000           1.011           189,095

   U.S. Government Securities Portfolio (7/04)                               2004       1.005           1.043                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.221           1.273            31,449
                                                                             2003       1.000           1.221             3,457

   MFS Total Return Portfolio (6/03)                                         2004       1.122           1.224           231,941
                                                                             2003       1.000           1.122           180,923

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.002           1.081             8,339

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.997           0.987            31,930
                                                                             2003       1.000           0.997                --

   Strategic Equity Portfolio (6/03)                                         2004       1.224           1.320            14,823
                                                                             2003       1.000           1.224            14,584

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.256           1.444            16,903
                                                                             2003       1.000           1.256                --

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.183           1.202                --
                                                                             2003       1.000           1.183                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.235           1.392            62,855
                                                                             2003       1.000           1.235                --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.181           1.170            13,006
                                                                             2003       1.000           1.181                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.405           1.715           114,837
                                                                             2003       1.000           1.405                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.000           1.170                --

   High Yield Bond Trust (6/04)                                              2004       1.000           1.076                --

   Managed Assets Trust (5/04)                                               2004       1.000           1.072                --

   Money Market Portfolio (6/03)                                             2004       1.000           0.995                --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.000           1.059                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.000           1.114                --

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.000           1.086                --

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.000           1.065                --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.000           1.288                --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.000           1.094                --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.000           1.023                --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.000           1.101                --

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.000           1.262                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.000           1.157                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.000           1.120                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.000           1.070                --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.000           1.055                --

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.000           1.066                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.000           1.069                --

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.000           1.039                --

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.000           1.053                --

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.000           1.088                --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.000           1.126                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.000           1.100                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.000           1.161                --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.000           1.117                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.000           1.120                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       1.007           1.063                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.000           1.068                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.000           1.045                --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.000           1.160                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.000           1.194                --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.000           1.058                --

   Investors Fund -- Class I (6/03)                                          2004       1.000           1.080                --

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.000           0.991                --

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.000           1.167                --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.000           1.043                --

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.000           1.120                --

   Equity Income Portfolio (6/03)                                            2004       1.000           1.103                --

   Federated High Yield Portfolio (6/03)                                     2004       1.000           1.079                --

   Federated Stock Portfolio (6/03)                                          2004       1.000           1.080                --

   Large Cap Portfolio (6/03)                                                2004       1.000           1.049                --

   Lazard International Stock Portfolio (6/03)                               2004       1.000           1.146                --

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.000           1.125                --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.000           1.082                --

   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.000           1.074                --

   MFS Value Portfolio (6/04)                                                2004       1.012           1.127                --

   Pioneer Fund Portfolio (4/03)                                             2004       1.000           1.094                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.949           1.076                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.000           1.032                --

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   U.S. Government Securities Portfolio (7/04)                               2004       1.035           1.073                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.000           1.055                --

   MFS Total Return Portfolio (6/03)                                         2004       1.000           1.096                --

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.024           1.104                --

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       1.000           0.998                --

   Strategic Equity Portfolio (6/03)                                         2004       1.000           1.098                --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.000           1.132                --

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.000           1.038                --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.000           1.108                --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.000           1.040                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.000           1.228                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Capital Appreciation Fund (6/03)                                          2004       1.210           1.413                --
                                                                             2003       1.000           1.210                --

   High Yield Bond Trust (6/04)                                              2004       0.984           1.057            32,734

   Managed Assets Trust (5/04)                                               2004       0.982           1.056                --

   Money Market Portfolio (6/03)                                             2004       0.989           0.976            36,495
                                                                             2003       1.000           0.989                --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03)              2004       1.140           1.207             5,616
                                                                             2003       1.000           1.140             5,616

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)                               2004       1.313           1.455                --
                                                                             2003       1.000           1.313                --

   Growth Fund -- Class 2 Shares (5/03)                                      2004       1.252           1.376            13,443
                                                                             2003       1.000           1.252             5,233

   Growth-Income Fund -- Class 2 Shares (6/03)                               2004       1.250           1.348            80,577
                                                                             2003       1.000           1.250            26,460

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)                         2004       1.258           1.614            21,558
                                                                             2003       1.000           1.258             5,250

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (6/03)                                        2004       1.278           1.390             3,771
                                                                             2003       1.000           1.278                --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03)                                        2004       1.165           1.196                --
                                                                             2003       1.000           1.165                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)                    2004       1.201           1.321                --
                                                                             2003       1.000           1.201                --

   Templeton Developing Markets Securities Fund -- Class 2 Shares (7/03)     2004       1.471           1.792            20,084
                                                                             2003       1.000           1.471            18,864

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.331           1.541            81,763
                                                                             2003       1.125           1.331             7,245

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)                 2004       1.321           1.497            44,521
                                                                             2003       1.000           1.321            26,281

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)                          2004       1.206           1.298            51,236
                                                                             2003       1.000           1.206             5,449

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)                                                     2004       1.267           1.350                --
                                                                             2003       1.000           1.267                --

   Salomon Brothers Variable Growth & Income Fund -- Class I Shares (7/03)   2004       1.222           1.294             4,831
                                                                             2003       1.000           1.222                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03)                               2004       1.089           1.152                --
                                                                             2003       1.000           1.089                --

   Global Life Sciences Portfolio -- Service Shares (6/03)                   2004       1.186           1.323                --
                                                                             2003       1.000           1.186                --

   Global Technology Portfolio -- Service Shares (8/03)                      2004       1.379           1.354                --
                                                                             2003       1.000           1.379                --

   Worldwide Growth Portfolio -- Service Shares (6/03)                       2004       1.247           1.273                --
                                                                             2003       1.000           1.247                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                              2004       1.327           1.490                --
                                                                             2003       1.000           1.327                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                        2004       1.237           1.361            12,879
                                                                             2003       1.000           1.237                --

   Mid-Cap Value Portfolio (6/03)                                            2004       1.252           1.516            34,325
                                                                             2003       1.000           1.252                --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (12/03)            2004       1.078           1.202            44,792
                                                                             2003       1.000           1.078                --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (12/03)          2004       1.071           1.200            18,429
                                                                             2003       1.000           1.071                --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04)                  2004       0.992           1.047                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03)                      2004       1.041           1.107            30,814
                                                                             2003       1.000           1.041                --

   Total Return Portfolio -- Administrative Class (5/03)                     2004       1.008           1.032           113,846
                                                                             2003       1.000           1.008                --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03)             2004       1.287           1.460                --
                                                                             2003       1.000           1.287                --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03)                  2004       1.422           1.753            29,054
                                                                             2003       1.000           1.422             4,953

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)                                            2004       1.304           1.379             9,116
                                                                             2003       1.000           1.304                --

   Investors Fund -- Class I (6/03)                                          2004       1.267           1.366                --
                                                                             2003       1.000           1.267                --

   Large Cap Growth Fund -- Class I (6/03)                                   2004       1.301           1.278             4,884
                                                                             2003       1.000           1.301                --

   Small Cap Growth Fund -- Class I (5/03)                                   2004       1.422           1.599             9,786
                                                                             2003       1.000           1.422                --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                   2004       1.135           1.178           137,979
                                                                             2003       1.000           1.135           108,224

   Disciplined Mid Cap Stock Portfolio (6/03)                                2004       1.293           1.470            54,685
                                                                             2003       1.000           1.293            48,103

   Equity Income Portfolio (6/03)                                            2004       1.228           1.318             9,604
                                                                             2003       1.000           1.228                --

   Federated High Yield Portfolio (6/03)                                     2004       1.103           1.189            19,127
                                                                             2003       1.000           1.103                --

   Federated Stock Portfolio (6/03)                                          2004       1.245           1.344                --
                                                                             2003       1.000           1.245                --

   Large Cap Portfolio (6/03)                                                2004       1.182           1.230             2,957
                                                                             2003       1.000           1.182                --

   Lazard International Stock Portfolio (6/03)                               2004       1.259           1.424                --
                                                                             2003       1.000           1.259                --

   Merrill Lynch Large Cap Core Portfolio (6/03)                             2004       1.155           1.308            39,530
                                                                             2003       1.000           1.155                --

   MFS Emerging Growth Portfolio (6/03)                                      2004       1.191           1.311                --
                                                                             2003       1.000           1.191                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   MFS Mid Cap Growth Portfolio (6/03)                                       2004       1.275           1.421                --
                                                                             2003       1.000           1.275                --

   MFS Value Portfolio (6/04)                                                2004       0.994           1.106                --

   Pioneer Fund Portfolio (4/03)                                             2004       1.185           1.287                --
                                                                             2003       1.000           1.185                --

   Social Awareness Stock Portfolio (8/04)                                   2004       0.918           1.040                --

   Travelers Quality Bond Portfolio (6/03)                                   2004       1.010           1.019            25,127
                                                                             2003       1.000           1.010             6,136

   U.S. Government Securities Portfolio (7/04)                               2004       1.004           1.041                --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                                 2004       1.219           1.269            88,003
                                                                             2003       1.000           1.219            68,479

   MFS Total Return Portfolio (6/03)                                         2004       1.120           1.220           105,236
                                                                             2003       1.000           1.120            98,660

   Pioneer Strategic Income Portfolio (7/04)                                 2004       1.002           1.080                --

   SB Adjustable Rate Income Portfolio -- Class I Shares (1/04)              2004       0.997           0.985            19,582
                                                                             2003       1.000           0.997                --

   Strategic Equity Portfolio (6/03)                                         2004       1.222           1.316            11,162
                                                                             2003       1.000           1.222                --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03)                              2004       1.254           1.439            28,685
                                                                             2003       1.000           1.254                --

   Enterprise Portfolio -- Class II Shares (6/03)                            2004       1.181           1.198                --
                                                                             2003       1.000           1.181                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)                         2004       1.233           1.387           155,105
                                                                             2003       1.000           1.233           113,284

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (8/03)          2004       1.179           1.166                --
                                                                             2003       1.000           1.179                --

   Mid Cap Portfolio -- Service Class 2 (5/03)                               2004       1.403           1.709             2,432
                                                                             2003       1.000           1.403                --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.997           0.990                --
                                                                             2003       1.000           0.997                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.080           1.129                --
                                                                             2003       1.000           1.080                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.069           1.193                --
                                                                             2003       1.000           1.069                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.089           1.189             1,803
                                                                             2003       1.000           1.089                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.081           1.185                --
                                                                             2003       1.000           1.081                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.113           1.297             1,661
                                                                             2003       1.000           1.113                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.077           1.152                --
                                                                             2003       1.000           1.077                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.089           1.141                --
                                                                             2003       1.000           1.089                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.155           1.350                --
                                                                             2003       1.000           1.155                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.007           1.020                --
                                                                             2003       1.000           1.007                --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.052           1.082             3,889
                                                                             2003       1.000           1.052                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.202           1.402             1,565
                                                                             2003       1.000           1.202                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.092           1.246             5,129
                                                                             2003       1.000           1.092                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.176           1.367                --
                                                                             2003       1.000           1.176                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.093           1.192             5,362
                                                                             2003       1.000           1.093                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.043           1.091             5,895
                                                                             2003       1.000           1.043                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.066           1.129             1,866
                                                                             2003       1.000           1.066                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.152           1.342             3,236
                                                                             2003       1.000           1.152                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.130           1.353                --
                                                                             2003       1.000           1.130                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.094                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           1.000                --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.072             3,987

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.101           1.466                --
                                                                             2003       1.000           1.101                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.100           1.297             1,654
                                                                             2003       1.000           1.100                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.061           1.181                --
                                                                             2003       1.000           1.061                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.055           1.141                --
                                                                             2003       1.000           1.055                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.097           1.202                --
                                                                             2003       1.000           1.097                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.061           1.132                --
                                                                             2003       1.000           1.061                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.993           0.986               200
                                                                             2003       1.000           0.993               200

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.224           1.279            18,413
                                                                             2003       1.000           1.224             1,313

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.243           1.387            24,531
                                                                             2003       1.000           1.243            14,413

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.214           1.324           124,168
                                                                             2003       1.000           1.214            52,420

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.333           1.460            32,330
                                                                             2003       1.000           1.333            12,209

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.336           1.557            13,063
                                                                             2003       1.000           1.336             3,580

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.255           1.342            12,042
                                                                             2003       1.000           1.255            10,847

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.231           1.290            51,687
                                                                             2003       1.000           1.231             5,576

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.411           1.649            24,545
                                                                             2003       1.000           1.411             8,200

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.994           1.007            17,719
                                                                             2003       1.000           0.994             9,857

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.109           1.139            10,105
                                                                             2003       1.000           1.109             1,135

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.508           1.759             6,215
                                                                             2003       1.000           1.508             6,010

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.203           1.372            83,681
                                                                             2003       1.000           1.203            61,066

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.281           1.488                --
                                                                             2003       1.000           1.281                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.211           1.320           106,162
                                                                             2003       1.000           1.211            25,703

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.152           1.204            70,216
                                                                             2003       1.000           1.152            12,273

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.151           1.219           623,370
                                                                             2003       1.000           1.151           184,435

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.288           1.499             9,496
                                                                             2003       1.000           1.288            10,784

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.322           1.582            96,330
                                                                             2003       1.000           1.322            24,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.094                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           1.000                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --                      2004       0.990           1.072                --
   Class II Shares (3/04)

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.259           1.676            47,378
                                                                             2003       1.000           1.259            30,424

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.353           1.594            43,253
                                                                             2003       1.000           1.353             9,295

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.284           1.428            18,871
                                                                             2003       1.000           1.284                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.088           1.175            84,733
                                                                             2003       1.000           1.088            50,495

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.190           1.303           217,199
                                                                             2003       1.000           1.190           218,629

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.113           1.187            54,933
                                                                             2003       1.000           1.113            54,663

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.996           0.988            48,078
                                                                             2003       1.000           0.996                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.079           1.126           136,479
                                                                             2003       1.000           1.079                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.068           1.190            97,387
                                                                             2003       1.000           1.068                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.088           1.185           241,752
                                                                             2003       1.000           1.088                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.081           1.182           121,090
                                                                             2003       1.000           1.081                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.113           1.294           151,277
                                                                             2003       1.000           1.113                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.077           1.149           126,051
                                                                             2003       1.000           1.077                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.088           1.139            60,740
                                                                             2003       1.000           1.088                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.154           1.347            52,081
                                                                             2003       1.000           1.154                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.006           1.017           131,509
                                                                             2003       1.000           1.006                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.052           1.079                --
                                                                             2003       1.000           1.052                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.201           1.398            71,406
                                                                             2003       1.000           1.201                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.092           1.243            75,423
                                                                             2003       1.000           1.092                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.176           1.363            35,345
                                                                             2003       1.000           1.176                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.092           1.189           188,505
                                                                             2003       1.000           1.092                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.043           1.088             3,483
                                                                             2003       1.000           1.043                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.065           1.126            59,515
                                                                             2003       1.000           1.065                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.152           1.338            26,418
                                                                             2003       1.000           1.152                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.130           1.350           103,147
                                                                             2003       1.000           1.130                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.092            49,827

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.999                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.071            41,335

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.101           1.462           107,127
                                                                             2003       1.000           1.101                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.099           1.293            20,684
                                                                             2003       1.000           1.099                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.061           1.178                --
                                                                             2003       1.000           1.061                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.055           1.138           166,324
                                                                             2003       1.000           1.055                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.096           1.198           114,545
                                                                             2003       1.000           1.096                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.061           1.129                96
                                                                             2003       1.000           1.061                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.992           0.982            664,582
                                                                             2003       1.000           0.992          1,238,826

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.222           1.274            257,841
                                                                             2003       1.000           1.222            110,756

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.241           1.382            312,951
                                                                             2003       1.000           1.241             79,516

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.213           1.320            514,971
                                                                             2003       1.000           1.213            156,858

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.331           1.456            432,168
                                                                             2003       1.000           1.331            115,056

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.335           1.551            416,907
                                                                             2003       1.000           1.335             79,691

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.253           1.337            629,688
                                                                             2003       1.000           1.253             36,852

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.230           1.286            255,294
                                                                             2003       1.000           1.230            140,165

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.409           1.643             98,466
                                                                             2003       1.000           1.409             28,213

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.993           1.003            337,371
                                                                             2003       1.000           0.993             68,714

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.107           1.136            169,201
                                                                             2003       1.000           1.107            109,291

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.506           1.753            110,605
                                                                             2003       1.000           1.506             44,021

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.202           1.368            692,709
                                                                             2003       1.000           1.202            222,984

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.280           1.483             13,114
                                                                             2003       1.000           1.280              1,836

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.209           1.316            961,341
                                                                             2003       1.000           1.209            390,620

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.151           1.200            283,330
                                                                             2003       1.000           1.151            189,088

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.149           1.215          1,571,510
                                                                             2003       1.000           1.149            804,210

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.286           1.494            272,265
                                                                             2003       1.000           1.286            127,935

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.320           1.576            673,156
                                                                             2003       1.000           1.320            180,500

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.092             66,258

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.998              1,739

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.070              1,637

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.258           1.670             93,070
                                                                             2003       1.000           1.258             42,488

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.351           1.589            237,395
                                                                             2003       1.000           1.351             47,632

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.282           1.423            122,809
                                                                             2003       1.000           1.282            130,821

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.086           1.171          1,066,989
                                                                             2003       1.000           1.086            122,192

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.188           1.298            291,723
                                                                             2003       1.000           1.188            171,704

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.112           1.183            132,002
                                                                             2003       1.000           1.112             48,704

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       1.000           0.996             1,374

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.000           1.057             2,641

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.000           1.067                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.000           1.075                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.000           1.087             2,559

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.000           1.158            14,320

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.000           1.055            15,654

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.000           1.049                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.000           1.171                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.000           1.035             1,323

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.000           1.028                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.298             2,212

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.127            12,134

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.000           1.180                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.000           1.093             3,834

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.000           1.083                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.000           1.087                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.000           1.173            11,702

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.146            18,065

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.000           1.072                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.000           0.994             6,910

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       1.000           1.012            20,313

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.000           1.311             5,273

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.000           1.156                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.110                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.100            27,460

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.000           1.088             3,856

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.000           1.056                --

                         CONDENSED FINANCIAL INFORMATION


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.996           0.985                --
                                                                             2003       1.000           0.996                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.078           1.123                --
                                                                             2003       1.000           1.078                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.067           1.187                --
                                                                             2003       1.000           1.067                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.088           1.182                --
                                                                             2003       1.000           1.088                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.080           1.179                --
                                                                             2003       1.000           1.080                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.112           1.291                --
                                                                             2003       1.000           1.112                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.076           1.146                --
                                                                             2003       1.000           1.076                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.088           1.136                --
                                                                             2003       1.000           1.088                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.154           1.343                --
                                                                             2003       1.000           1.154                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.006           1.015                --
                                                                             2003       1.000           1.006                --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.051           1.076                --
                                                                             2003       1.000           1.051                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.200           1.395                --
                                                                             2003       1.000           1.200                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.091           1.240                --
                                                                             2003       1.000           1.091                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.175           1.360                --
                                                                             2003       1.000           1.175                --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.092           1.186                --
                                                                             2003       1.000           1.092                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.042           1.085                --
                                                                             2003       1.000           1.042                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.064           1.123                --
                                                                             2003       1.000           1.064                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.151           1.335                --
                                                                             2003       1.000           1.151                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.129           1.346                --
                                                                             2003       1.000           1.129                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.039           1.091                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.997                --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.069                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.100           1.458                --
                                                                             2003       1.000           1.100                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.099           1.290                --
                                                                             2003       1.000           1.099                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.060           1.175                --
                                                                             2003       1.000           1.060                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.054           1.135                --
                                                                             2003       1.000           1.054                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.096           1.195                --
                                                                             2003       1.000           1.096                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.060           1.126                --
                                                                             2003       1.000           1.060                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.990           0.979            62,162
                                                                             2003       1.000           0.990            71,445

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.220           1.270            41,281
                                                                             2003       1.000           1.220            22,172

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.239           1.378            37,257
                                                                             2003       1.000           1.239            32,356

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.211           1.316           144,223
                                                                             2003       1.000           1.211            74,742

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.330           1.451           213,257
                                                                             2003       1.000           1.330           141,995

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.333           1.546            36,817
                                                                             2003       1.000           1.333            25,901

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.252           1.333            32,006
                                                                             2003       1.000           1.252             5,520

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.228           1.282           109,171
                                                                             2003       1.000           1.228            85,117

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.408           1.638            24,752
                                                                             2003       1.000           1.408            26,118

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.992           1.000            97,848
                                                                             2003       1.000           0.992            64,224

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.106           1.132           111,302
                                                                             2003       1.000           1.106            83,005

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.504           1.747            25,287
                                                                             2003       1.000           1.504            20,805

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.200           1.363           115,486
                                                                             2003       1.000           1.200            66,226

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.278           1.478             4,088
                                                                             2003       1.000           1.278             4,088

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.208           1.311           116,524
                                                                             2003       1.000           1.208            95,715

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.149           1.196           117,442
                                                                             2003       1.000           1.149           178,804

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.148           1.211           390,240
                                                                             2003       1.000           1.148           232,322

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.285           1.489            77,852
                                                                             2003       1.000           1.285            74,450

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.318           1.571           204,223
                                                                             2003       1.000           1.318           133,128

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.038           1.090            16,725

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.027           0.997             9,265

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.990           1.069                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.256           1.664            53,964
                                                                             2003       1.000           1.256            41,586

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.349           1.583            49,785
                                                                             2003       1.000           1.349            21,431

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.280           1.418             3,005
                                                                             2003       1.000           1.280             3,005

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.085           1.168           131,144
                                                                             2003       1.000           1.085            66,810

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.187           1.294             4,232
                                                                             2003       1.000           1.187                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.110           1.179            38,367
                                                                             2003       1.000           1.110            16,994

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       1.000           0.995                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.000           1.056                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.000           1.066                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.000           1.073                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.000           1.086                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.000           1.157                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.000           1.054                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.000           1.048                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.000           1.170                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.000           1.033                --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.000           1.027                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.296                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.126                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.000           1.178                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.000           1.091                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.000           1.082                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.000           1.086                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.000           1.171                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.145                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.000           1.071                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.000           0.993                --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       1.000           1.011                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.000           1.309                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.000           1.155                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.109                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.099                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.000           1.087                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.000           1.054                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       1.000           0.995                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.000           1.055                --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.000           1.066                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.000           1.073                --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.000           1.086                --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.000           1.157                --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.000           1.053                --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.000           1.047                --

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.000           1.170                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       1.000           1.033                --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.000           1.026                --

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.296                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.126                --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.000           1.178                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.000           1.091                --

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.000           1.082                --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.000           1.086                --

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.000           1.171                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.144                --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.000           1.071                --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.000           0.993                --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       1.000           1.011                --

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.000           1.309                --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.000           1.155                --

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.000           1.109                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.000           1.099                --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.000           1.087                --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.000           1.054                --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Money Market Portfolio (6/03)                                             2004       0.989           0.976            36,495
                                                                             2003       1.000           0.989                --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)                    2004       1.219           1.266             3,311
                                                                             2003       1.000           1.219             3,122

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)                     2004       1.238           1.373             8,471
                                                                             2003       1.000           1.238             4,414

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2 Shares (6/03)        2004       1.209           1.311            54,554
                                                                             2003       1.000           1.209            48,738

   Franklin Small Cap Fund -- Class 2 Shares (6/03)                          2004       1.328           1.446            54,640
                                                                             2003       1.000           1.328             5,626

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)                2004       1.331           1.541            81,763
                                                                             2003       1.000           1.331             7,245

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)                                                    2004       1.250           1.328            37,069
                                                                             2003       1.000           1.250             3,120

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares (6/03)         2004       1.227           1.277             9,484
                                                                             2003       1.000           1.227             9,100

   Oppenheimer Global Securities Fund/VA -- Service Shares (8/03)            2004       1.406           1.632             1,425
                                                                             2003       1.000           1.406                --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II Shares (7/03)            2004       0.990           0.997            10,240
                                                                             2003       1.000           0.990             3,447

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)                  2004       1.104           1.128            75,184
                                                                             2003       1.000           1.104            53,901

   Pioneer Emerging Markets VCT Portfolio -- Class II Shares (6/03)          2004       1.502           1.741               296
                                                                             2003       1.000           1.502                --

   Pioneer Equity Income VCT Portfolio -- Class II Shares (6/03)             2004       1.199           1.358            33,086
                                                                             2003       1.000           1.199             6,790

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)                    2004       1.276           1.473             3,796
                                                                             2003       1.000           1.276             3,796

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)                      2004       1.206           1.307           123,551
                                                                             2003       1.000           1.206            37,333

   Pioneer Growth Shares VCT Portfolio -- Class II Shares (7/03)             2004       1.148           1.192            30,853
                                                                             2003       1.000           1.148             2,590

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)                2004       1.146           1.207           383,946
                                                                             2003       1.000           1.146           237,615

   Pioneer International Value VCT Portfolio -- Class II Shares (7/03)       2004       1.283           1.484                --
                                                                             2003       1.000           1.283                --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares (6/03)             2004       1.317           1.566            92,690
                                                                             2003       1.000           1.317            15,467

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)                                                    2004       1.038           1.088            11,688

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II Shares (4/04)       2004       1.026           0.995            20,169

                         CONDENSED FINANCIAL INFORMATION

                                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- ------ --------------- --------------- -----------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)                                                    2004       0.989           1.067             1,971

   Pioneer Real Estate Shares VCT Portfolio -- Class II Shares (7/03)        2004       1.254           1.659            24,706
                                                                             2003       1.000           1.254            17,586

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares (8/03)           2004       1.348           1.578            46,571
                                                                             2003       1.000           1.348            12,994

   Pioneer Small Company VCT Portfolio -- Class II Shares (6/03)             2004       1.278           1.414                --
                                                                             2003       1.000           1.278                --

   Pioneer Strategic Income VCT Portfolio -- Class II Shares (6/03)          2004       1.084           1.164            29,900
                                                                             2003       1.000           1.084            25,087

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)                     2004       1.185           1.290           111,523
                                                                             2003       1.000           1.185            11,820

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)                                      2004       1.109           1.175            25,639
                                                                             2003       1.000           1.109             3,209


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           TLAC SEPARATE ACCOUNT FOURTEEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                 HIGH
                                            CAPITAL              YIELD               MANAGED                MONEY
                                         APPRECIATION            BOND                 ASSETS               MARKET
                                             FUND                TRUST                TRUST               PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    402,798         $    141,275         $     55,601         $  1,324,605

  Receivables:
    Dividends ................                     --                   --                   --                1,188
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                402,798              141,275               55,601            1,325,793
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    402,798         $    141,275         $     55,601         $  1,325,793
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                AIM V.I.
                                           AIM V.I.              MID CAP        ALLIANCEBERNSTEIN         GLOBAL
                                            CAPITAL               CORE               PREMIER              GROWTH
                                         APPRECIATION            EQUITY               GROWTH              FUND -
                                            FUND -               FUND -            PORTFOLIO -            CLASS 2
                                           SERIES II            SERIES II            CLASS B              SHARES
                                         ------------         ------------      -----------------       ------------
ASSETS:
  Investments at market value:           $    791,323         $    880,356         $    106,335         $  2,168,903

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                791,323              880,356              106,335            2,168,903
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    791,323         $    880,356         $    106,335         $  2,168,903
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        FRANKLIN
                                                                                   DREYFUS VIF           RISING
                                            DELAWARE           DREYFUS VIF         DEVELOPING          DIVIDENDS
     GROWTH            GROWTH-INCOME        VIP REIT           APPRECIATION          LEADERS           SECURITIES
     FUND -               FUND -            SERIES -           PORTFOLIO -         PORTFOLIO -           FUND -
     CLASS 2              CLASS 2           STANDARD             INITIAL             INITIAL            CLASS 2
     SHARES               SHARES              CLASS               SHARES             SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  6,507,134        $  7,272,837        $  1,665,900        $    481,157        $    706,446        $  2,130,397


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     6,507,134           7,272,837           1,665,900             481,157             706,446           2,130,397
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  6,507,134        $  7,272,837        $  1,665,900        $    481,157        $    706,446        $  2,130,397
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    TEMPLETON
                                                                 MUTUAL             DEVELOPING            TEMPLETON
                                           FRANKLIN              SHARES              MARKETS               FOREIGN
                                           SMALL CAP           SECURITIES           SECURITIES           SECURITIES
                                            FUND -               FUND -               FUND -               FUND -
                                            CLASS 2              CLASS 2             CLASS 2               CLASS 2
                                            SHARES               SHARES               SHARES               SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,632,062         $  1,920,147         $    608,874         $  1,476,067

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,632,062            1,920,147              608,874            1,476,067
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,632,062         $  1,920,147         $    608,874         $  1,476,067
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SALOMON             SALOMON             SALOMON
                                            BROTHERS             BROTHERS           BROTHERS
    TEMPLETON                               VARIABLE             VARIABLE           VARIABLE
     GROWTH              EQUITY            AGGRESSIVE           AGGRESSIVE          GROWTH &
   SECURITIES             INDEX              GROWTH               GROWTH             INCOME              BALANCED
     FUND -            PORTFOLIO -           FUND -               FUND -             FUND -            PORTFOLIO -
     CLASS 2            CLASS II             CLASS I             CLASS II            CLASS I             SERVICE
     SHARES              SHARES              SHARES               SHARES             SHARES               SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,890,324        $  1,610,721        $    615,055        $  1,562,897        $    451,103        $    337,313


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,890,324           1,610,721             615,055           1,562,897             451,103             337,313
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,890,324        $  1,610,721        $    615,055        $  1,562,897        $    451,103        $    337,313
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            GLOBAL
                                             LIFE                GLOBAL             WORLDWIDE
                                           SCIENCES            TECHNOLOGY             GROWTH               LAZARD
                                          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           RETIREMENT
                                            SERVICE              SERVICE             SERVICE              SMALL CAP
                                            SHARES               SHARES               SHARES              PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    108,307         $     65,673         $     61,462         $    443,579

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                108,307               65,673               61,462              443,579
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    108,307         $     65,673         $     61,462         $    443,579
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MERRILL             MERRILL
                                              LYNCH               LYNCH            OPPENHEIMER        OPPENHEIMER
                                             GLOBAL               VALUE              CAPITAL             GLOBAL
     GROWTH                                ALLOCATION         OPPORTUNITIES       APPRECIATION         SECURITIES
       AND               MID-CAP              V.I.                 V.I.             FUND/VA -          FUND/VA -
     INCOME               VALUE              FUND -               FUND -             SERVICE            SERVICE
    PORTFOLIO           PORTFOLIO           CLASS III           CLASS III            SHARES              SHARES
  ------------        ------------        ------------        -------------       ------------        ------------
  $  1,216,037        $  1,555,125        $    987,186        $    616,298        $    976,959        $    511,904


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,216,037           1,555,125             987,186             616,298             976,959             511,904
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,216,037        $  1,555,125        $    987,186        $    616,298        $    976,959        $    511,904
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           PIONEER
                                                                                                           AMERICA
                                          OPPENHEIMER             REAL                TOTAL                INCOME
                                          MAIN STREET            RETURN               RETURN                 VCT
                                           FUND/VA -           PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                            SERVICE          ADMINISTRATIVE       ADMINISTRATIVE          CLASS II
                                            SHARES                CLASS               CLASS                SHARES
                                         ------------        --------------       --------------        ------------
ASSETS:
  Investments at market value:           $     24,530         $  1,878,810         $  4,358,752         $  1,008,769

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                 24,530            1,878,810            4,358,752            1,008,769
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $     24,530         $  1,878,810         $  4,358,752         $  1,008,769
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER             PIONEER                                                    PIONEER
     PIONEER            EMERGING              EQUITY             PIONEER             PIONEER             GROWTH
    BALANCED             MARKETS              INCOME             EUROPE               FUND               SHARES
       VCT                 VCT                 VCT                 VCT                 VCT                VCT
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS II            CLASS II             CLASS II           CLASS II            CLASS II            CLASS II
     SHARES              SHARES               SHARES             SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $    802,223        $    540,390        $  1,899,806        $     95,986        $  3,301,423        $    747,719


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       802,223             540,390           1,899,806              95,986           3,301,423             747,719
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    802,223        $    540,390        $  1,899,806        $     95,986        $  3,301,423        $    747,719
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           PIONEER
                                            PIONEER              PIONEER              PIONEER             OAK RIDGE
                                             HIGH             INTERNATIONAL           MID CAP             LARGE CAP
                                             YIELD                VALUE                VALUE               GROWTH
                                              VCT                  VCT                  VCT                  VCT
                                          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           CLASS II             CLASS II              CLASS II            CLASS II
                                            SHARES               SHARES                SHARES              SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  5,373,347         $    625,038         $  2,317,712         $    279,243

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              5,373,347              625,038            2,317,712              279,243
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  5,373,347         $    625,038         $  2,317,712         $    279,243
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER
                          PAPP               PIONEER
     PIONEER             SMALL &              REAL               PIONEER             PIONEER             PIONEER
      PAPP               MID CAP             ESTATE             SMALL CAP             SMALL             STRATEGIC
 AMERICA-PACIFIC         GROWTH              SHARES               VALUE              COMPANY              INCOME
    RIM FUND               VCT                 VCT                 VCT                 VCT                 VCT
      VCT -            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II           CLASS II             CLASS II
     SHARES              SHARES              SHARES               SHARES             SHARES               SHARES
 ---------------      ------------        ------------        ------------        ------------        ------------
  $     37,914        $    184,743        $    565,083        $    820,517        $    212,724        $  2,482,486


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        37,914             184,743             565,083             820,517             212,724           2,482,486
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     37,914        $    184,743        $    565,083        $    820,517        $    212,724        $  2,482,486
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER             PUTNAM VT           PUTNAM VT
                                             VALUE            INTERNATIONAL         SMALL CAP
                                              VCT                EQUITY               VALUE
                                          PORTFOLIO -            FUND -               FUND -               ALL CAP
                                           CLASS II             CLASS IB             CLASS IB              FUND -
                                            SHARES               SHARES               SHARES               CLASS I
                                         ------------         -------------        ------------         ------------
ASSETS:
  Investments at market value:           $  1,210,285         $    135,295         $  1,023,902         $    953,495

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,210,285              135,295            1,023,902              953,495
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,210,285         $    135,295         $  1,023,902         $    953,495
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        LARGE CAP           SMALL CAP             TOTAL                                DISCIPLINED
    INVESTORS            GROWTH              GROWTH               RETURN           CONVERTIBLE           MID CAP
     FUND -              FUND -              FUND -               FUND -           SECURITIES             STOCK
     CLASS I             CLASS I             CLASS I             CLASS II           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,023,340        $  1,330,862        $  1,341,201        $    444,146        $  1,457,604        $    670,952


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,023,340           1,330,862           1,341,201             444,146           1,457,604             670,952
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,023,340        $  1,330,862        $  1,341,201        $    444,146        $  1,457,604        $    670,952
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                FEDERATED
                                            EQUITY                HIGH              FEDERATED
                                            INCOME                YIELD               STOCK               LARGE CAP
                                           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,621,283         $  1,249,370         $    187,619         $    363,115

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,621,283            1,249,370              187,619              363,115
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,621,283         $  1,249,370         $    187,619         $    363,115
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        MERRILL
     LAZARD              LYNCH                 MFS                 MFS
  INTERNATIONAL        LARGE CAP            EMERGING             MID CAP               MFS               PIONEER
      STOCK              CORE                GROWTH               GROWTH              VALUE                FUND
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    505,627        $    607,116        $    127,448        $    530,255        $     50,187        $     41,871


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       505,627             607,116             127,448             530,255              50,187              41,871
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    505,627        $    607,116        $    127,448        $    530,255        $     50,187        $     41,871
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SOCIAL              TRAVELERS              U.S.                  AIM
                                           AWARENESS             QUALITY            GOVERNMENT             CAPITAL
                                             STOCK                BOND              SECURITIES          APPRECIATION
                                           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $      6,471         $  1,770,530         $     12,867         $    486,448

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                  6,471            1,770,530               12,867              486,448
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $      6,471         $  1,770,530         $     12,867         $    486,448
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                               SB
                                           ADJUSTABLE
                                              RATE
       MFS               PIONEER             INCOME                                 COMSTOCK            ENTERPRISE
      TOTAL             STRATEGIC          PORTFOLIO -          STRATEGIC          PORTFOLIO -         PORTFOLIO -
     RETURN              INCOME              CLASS I              EQUITY            CLASS II             CLASS II
    PORTFOLIO           PORTFOLIO            SHARES             PORTFOLIO            SHARES               SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  6,130,119        $     25,197        $    401,497        $    241,554        $  2,676,897        $    298,256


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     6,130,119              25,197             401,497             241,554           2,676,897             298,256
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  6,130,119        $     25,197        $    401,497        $    241,554        $  2,676,897        $    298,256
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                DYNAMIC
                                                                CAPITAL
                                         CONTRAFUND(R)        APPRECIATION            MID CAP
                                          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                            SERVICE             SERVICE               SERVICE
                                            CLASS 2             CLASS 2               CLASS 2             COMBINED
                                         -------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,581,232         $     72,766         $  1,696,718         $101,114,900

  Receivables:
    Dividends ................                     --                   --                   --                1,188
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,581,232               72,766            1,696,718          101,116,088
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,581,232         $     72,766         $  1,696,718         $101,116,088
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                HIGH
                                                            CAPITAL             YIELD             MANAGED           MONEY
                                                         APPRECIATION           BOND              ASSETS            MARKET
                                                             FUND               TRUST              TRUST          PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $      9,198       $      1,239      $     14,525
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 5,090                634                274            23,810
  Administrative fees .........................                   465                 50                 24             2,164
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                 5,555                684                298            25,974
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                (5,555)             8,514                941           (11,449)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  2                458                --
    Realized gain (loss) on sale of investments                 3,302                148                 14                --
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 3,302                150                472                --
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                60,014             (4,187)             1,837                --
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     57,761       $      4,477       $      3,250      $    (11,449)
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              AIM V.I.
                                                           AIM V.I.            MID CAP      ALLIANCEBERNSTEIN       GLOBAL
                                                            CAPITAL             CORE             PREMIER            GROWTH
                                                         APPRECIATION          EQUITY            GROWTH             FUND -
                                                            FUND -             FUND -          PORTFOLIO -         CLASS 2
                                                           SERIES II          SERIES II          CLASS B            SHARES
                                                         ------------       ------------    -----------------    ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $        179       $         --      $      6,678
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 9,385              9,150              1,406            25,253
  Administrative fees .........................                   836                801                119             2,230
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                10,221              9,951              1,525            27,483
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (10,221)            (9,772)            (1,525)          (20,805)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             36,334                 --                --
    Realized gain (loss) on sale of investments                 1,814             10,805              1,419             1,680
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 1,814             47,139              1,419             1,680
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                45,037             35,339              6,072           216,958
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     36,630       $     72,706       $      5,966      $    197,833
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                        FRANKLIN
                                                                                 DREYFUS VIF             RISING
                                            DELAWARE          DREYFUS VIF        DEVELOPING            DIVIDENDS
     GROWTH           GROWTH-INCOME         VIP REIT          APPRECIATION         LEADERS             SECURITIES
     FUND -              FUND -             SERIES -          PORTFOLIO -        PORTFOLIO -             FUND -
     CLASS 2             CLASS 2            STANDARD            INITIAL            INITIAL              CLASS 2
     SHARES              SHARES               CLASS              SHARES            SHARES                SHARES
  ------------        -------------       ------------        ------------       ------------        ------------
  $      9,845        $     58,027        $     14,583        $      7,826       $      1,342        $      9,480
  ------------        ------------        ------------        ------------       ------------        ------------


        75,542              84,014              15,937               5,257              9,581              23,736
         6,738               7,779               1,450                 525                895               2,132
  ------------        ------------        ------------        ------------       ------------        ------------

        82,280              91,793              17,387               5,782             10,476              25,868
  ------------        ------------        ------------        ------------       ------------        ------------

       (72,435)            (33,766)             (2,804)              2,044             (9,134)            (16,388)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --              15,111                  --                 --              18,666
        17,246              14,851              10,847                 695              4,164              16,277
  ------------        ------------        ------------        ------------       ------------        ------------

        17,246              14,851              25,958                 695              4,164              34,943
  ------------        ------------        ------------        ------------       ------------        ------------


       598,861             472,994             271,199              10,933             51,973             135,736
  ------------        ------------        ------------        ------------       ------------        ------------



  $    543,672        $    454,079        $    294,353        $     13,672       $     47,003        $    154,291
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                TEMPLETON
                                                                               MUTUAL           DEVELOPING        TEMPLETON
                                                           FRANKLIN            SHARES             MARKETS          FOREIGN
                                                           SMALL CAP         SECURITIES         SECURITIES        SECURITIES
                                                            FUND -             FUND -             FUND -            FUND -
                                                            CLASS 2            CLASS 2            CLASS 2          CLASS 2
                                                            SHARES             SHARES             SHARES            SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $     11,773       $      7,050      $      7,999
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                19,521             24,342              6,263            13,355
  Administrative fees .........................                 1,676              2,193                544             1,150
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                21,197             26,535              6,807            14,505
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (21,197)           (14,762)               243            (6,506)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                 5,260             10,236              3,315             8,441
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 5,260             10,236              3,315             8,441
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               144,600            168,999             91,964           168,439
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    128,663       $    164,473       $     95,522      $    170,374
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             SALOMON             SALOMON            SALOMON
                                            BROTHERS             BROTHERS          BROTHERS
    TEMPLETON                               VARIABLE             VARIABLE          VARIABLE
     GROWTH              EQUITY            AGGRESSIVE           AGGRESSIVE         GROWTH &
   SECURITIES             INDEX              GROWTH               GROWTH            INCOME              BALANCED
     FUND -            PORTFOLIO -           FUND -               FUND -            FUND -            PORTFOLIO -
     CLASS 2            CLASS II             CLASS I             CLASS II           CLASS I             SERVICE
     SHARES              SHARES              SHARES               SHARES            SHARES               SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $     16,711        $     20,868        $         --        $         --       $      3,928        $      7,263
  ------------        ------------        ------------        ------------       ------------        ------------


        22,757              21,947               7,552              15,795              6,325               5,328
         2,016               1,981                 674               1,417                563                 475
  ------------        ------------        ------------        ------------       ------------        ------------

        24,773              23,928               8,226              17,212              6,888               5,803
  ------------        ------------        ------------        ------------       ------------        ------------

        (8,062)             (3,060)             (8,226)            (17,212)            (2,960)              1,460
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --                  --
         5,025               5,167                 700               7,534              1,005                 916
  ------------        ------------        ------------        ------------       ------------        ------------

         5,025               5,167                 700               7,534              1,005                 916
  ------------        ------------        ------------        ------------       ------------        ------------


       198,868             115,806              36,092              91,685             28,560              16,611
  ------------        ------------        ------------        ------------       ------------        ------------



  $    195,831        $    117,913        $     28,566        $     82,007       $     26,605        $     18,987
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            GLOBAL
                                                             LIFE              GLOBAL           WORLDWIDE
                                                           SCIENCES          TECHNOLOGY          GROWTH             LAZARD
                                                          PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        RETIREMENT
                                                            SERVICE            SERVICE           SERVICE          SMALL CAP
                                                            SHARES             SHARES            SHARES           PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $         --       $        588      $         --
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 1,660                826              1,110             6,028
  Administrative fees .........................                   146                 74                 99               516
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                 1,806                900              1,209             6,544
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                (1,806)              (900)              (621)           (6,544)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                   546               (147)               624             4,538
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                   546               (147)               624             4,538
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                11,937               (103)               456            43,770
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     10,677       $     (1,150)      $        459      $     41,764
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             MERRILL             MERRILL
                                              LYNCH               LYNCH           OPPENHEIMER        OPPENHEIMER
                                             GLOBAL               VALUE             CAPITAL             GLOBAL
                                           ALLOCATION         OPPORTUNITIES      APPRECIATION         SECURITIES
   GROWTH AND            MID-CAP              V.I.                 V.I.            FUND/VA -          FUND/VA -
     INCOME               VALUE              FUND -               FUND -            SERVICE            SERVICE
    PORTFOLIO           PORTFOLIO           CLASS III           CLASS III           SHARES              SHARES
  ------------        ------------        ------------        -------------      ------------        ------------
  $      9,572        $      3,987        $     30,172        $         --       $      1,408        $      2,144
  ------------        ------------        ------------        ------------       ------------        ------------


        14,576              14,853               8,695               4,471             12,799               5,404
         1,281               1,294                 736                 371              1,161                 490
  ------------        ------------        ------------        ------------       ------------        ------------

        15,857              16,147               9,431               4,842             13,960               5,894
  ------------        ------------        ------------        ------------       ------------        ------------

        (6,285)            (12,160)             20,741              (4,842)           (12,552)             (3,750)
  ------------        ------------        ------------        ------------       ------------        ------------



         9,730              20,309                  --             163,784                 --                  --
        11,085               6,795               4,761              (1,262)            16,584              11,787
  ------------        ------------        ------------        ------------       ------------        ------------

        20,815              27,104               4,761             162,522             16,584              11,787
  ------------        ------------        ------------        ------------       ------------        ------------


        95,463             194,976              64,078            (102,613)            47,844              64,306
  ------------        ------------        ------------        ------------       ------------        ------------



  $    109,993        $    209,920        $     89,580        $     55,067       $     51,876        $     72,343
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                   PIONEER
                                                                                                                   AMERICA
                                                          OPPENHEIMER           REAL               TOTAL            INCOME
                                                          MAIN STREET          RETURN             RETURN             VCT
                                                           FUND/VA -         PORTFOLIO -        PORTFOLIO -      PORTFOLIO -
                                                            SERVICE        ADMINISTRATIVE     ADMINISTRATIVE       CLASS II
                                                            SHARES              CLASS              CLASS            SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $     14,177       $     71,132      $     39,499
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                   209             22,830             57,131            12,804
  Administrative fees .........................                    18              2,051              5,619             1,165
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                   227             24,881             62,750            13,969
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                  (227)           (10,704)             8,382            25,530
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             53,724             63,135                --
    Realized gain (loss) on sale of investments                     1              5,330              9,786            (1,641)
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                     1             59,054             72,921            (1,641)
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                 1,641             43,611             41,746            (9,813)
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $      1,415       $     91,961       $    123,049      $     14,076
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PIONEER             PIONEER                                                   PIONEER
     PIONEER            EMERGING             EQUITY              PIONEER            PIONEER             GROWTH
    BALANCED             MARKETS             INCOME               EUROPE             FUND               SHARES
       VCT                 VCT                 VCT                 VCT                VCT                VCT
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II          CLASS II            CLASS II
     SHARES              SHARES              SHARES               SHARES            SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $     14,405        $      2,249        $     31,108        $        268       $     21,944        $         --
  ------------        ------------        ------------        ------------       ------------        ------------


        11,588               5,160              23,148                 746             34,868              10,977
         1,060                 461               2,074                  65              3,126                 915
  ------------        ------------        ------------        ------------       ------------        ------------

        12,648               5,621              25,222                 811             37,994              11,892
  ------------        ------------        ------------        ------------       ------------        ------------

         1,757              (3,372)              5,886                (543)           (16,050)            (11,892)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --                  --
         2,686               6,165              33,921                  71             16,578              (1,583)
  ------------        ------------        ------------        ------------       ------------        ------------

         2,686               6,165              33,921                  71             16,578              (1,583)
  ------------        ------------        ------------        ------------       ------------        ------------


        11,546              63,162             173,973               9,969            266,003              47,199
  ------------        ------------        ------------        ------------       ------------        ------------



  $     15,989        $     65,955        $    213,780        $      9,497       $    266,531        $     33,724
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    PIONEER
                                                            PIONEER            PIONEER            PIONEER          OAK RIDGE
                                                             HIGH           INTERNATIONAL         MID CAP          LARGE CAP
                                                             YIELD              VALUE              VALUE             GROWTH
                                                              VCT                VCT                VCT               VCT
                                                          PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                           CLASS II           CLASS II           CLASS II           CLASS II
                                                            SHARES             SHARES             SHARES             SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $    223,663       $      1,701       $      3,592      $         --
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                73,383              7,630             23,946             1,591
  Administrative fees .........................                 6,544                629              2,039               143
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                79,927              8,259             25,985             1,734
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               143,736             (6,558)           (22,393)           (1,734)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                19,500                 --             12,583                --
    Realized gain (loss) on sale of investments                  (745)             7,877              8,703                15
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                18,755              7,877             21,286                15
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                89,072             79,732            298,867            20,094
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    251,563       $     81,051       $    297,760      $     18,375
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PIONEER
                          PAPP
     PIONEER             SMALL &             PIONEER                                PIONEER             PIONEER
      PAPP               MID CAP           REAL ESTATE           PIONEER             SMALL             STRATEGIC
 AMERICA-PACIFIC         GROWTH              SHARES             SMALL CAP           COMPANY              INCOME
    RIM FUND               VCT                 VCT              VALUE VCT             VCT                 VCT
      VCT -            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II          CLASS II             CLASS II
     SHARES              SHARES              SHARES               SHARES            SHARES               SHARES
 ---------------      ------------        ------------        ------------       ------------        ------------
  $         --        $         --        $     12,846        $         --       $         --        $     87,084
  ------------        ------------        ------------        ------------       ------------        ------------


           249                 833               5,995               8,563              3,454              25,615
            17                  82                 500                 740                293               2,286
  ------------        ------------        ------------        ------------       ------------        ------------

           266                 915               6,495               9,303              3,747              27,901
  ------------        ------------        ------------        ------------       ------------        ------------

          (266)               (915)              6,351              (9,303)            (3,747)             59,183
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --              23,857
            (2)              2,109               1,913               8,147              2,730              (2,764)
  ------------        ------------        ------------        ------------       ------------        ------------

            (2)              2,109               1,913               8,147              2,730              21,093
  ------------        ------------        ------------        ------------       ------------        ------------


         1,238               5,627             105,141             105,096             20,905              74,793
  ------------        ------------        ------------        ------------       ------------        ------------



  $        970        $      6,821        $    113,405        $    103,940       $     19,888        $    155,069
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            PIONEER           PUTNAM VT          PUTNAM VT
                                                             VALUE          INTERNATIONAL        SMALL CAP
                                                              VCT              EQUITY              VALUE
                                                          PORTFOLIO -          FUND -             FUND -            ALL CAP
                                                           CLASS II           CLASS IB           CLASS IB            FUND -
                                                            SHARES             SHARES             SHARES            CLASS I
                                                         ------------       -------------      ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $        428       $      1,560       $      2,313      $      4,940
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                14,004              1,913             12,103            13,392
  Administrative fees .........................                 1,231                176              1,084             1,204
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                15,235              2,089             13,187            14,596
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (14,807)              (529)           (10,874)           (9,656)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   336                 --                 --                --
    Realized gain (loss) on sale of investments                 1,610              1,932             12,731             3,522
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 1,946              1,932             12,731             3,522
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               105,155             14,853            167,312            51,009
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     92,294       $     16,256       $    169,169      $     44,875
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        LARGE CAP           SMALL CAP             TOTAL                              DISCIPLINED
    INVESTORS            GROWTH              GROWTH               RETURN          CONVERTIBLE          MID CAP
     FUND -              FUND -              FUND -               FUND -          SECURITIES            STOCK
     CLASS I             CLASS I             CLASS I             CLASS II          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------       ------------        ------------
  $     14,412        $      2,270        $         --        $      6,499       $     30,564        $      1,739
  ------------        ------------        ------------        ------------       ------------        ------------


        16,276              17,036              14,615               6,173             21,296               9,434
         1,440               1,585               1,306                 545              1,861                 845
  ------------        ------------        ------------        ------------       ------------        ------------

        17,716              18,621              15,921               6,718             23,157              10,279
  ------------        ------------        ------------        ------------       ------------        ------------

        (3,304)            (16,351)            (15,921)               (219)             7,407              (8,540)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --               7,812                 --              18,228
        16,992              (2,178)              3,883               6,204              9,933               1,924
  ------------        ------------        ------------        ------------       ------------        ------------

        16,992              (2,178)              3,883              14,016              9,933              20,152
  ------------        ------------        ------------        ------------       ------------        ------------


        52,241               2,982             158,887              12,102             42,968              65,763
  ------------        ------------        ------------        ------------       ------------        ------------



  $     65,929        $    (15,547)       $    146,849        $     25,899       $     60,308        $     77,375
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           EQUITY             FEDERATED         FEDERATED
                                                           INCOME            HIGH YIELD           STOCK           LARGE CAP
                                                          PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $     20,157       $     87,378       $      2,590      $      2,826
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                18,308             16,587              2,327             5,194
  Administrative fees .........................                 1,676              1,497                195               481
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                19,984             18,084              2,522             5,675
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                   173             69,294                 68            (2,849)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                64,993                 --                 --                --
    Realized gain (loss) on sale of investments                 1,410              6,906                245             1,501
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                66,403              6,906                245             1,501
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                47,181             10,538             12,325            15,326
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    113,757       $     86,738       $     12,638      $     13,978
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MERRILL
     LAZARD               LYNCH                MFS                 MFS
  INTERNATIONAL         LARGE CAP           EMERGING             MID CAP              MFS              PIONEER
      STOCK               CORE               GROWTH               GROWTH             VALUE               FUND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
  -------------       ------------        ------------        ------------       ------------        ------------
  $      7,258        $      3,059        $         --        $         --       $        541        $        168
  ------------        ------------        ------------        ------------       ------------        ------------


         6,126               5,953               1,878               7,437                207                 148
           542                 497                 168                 680                 16                  13
  ------------        ------------        ------------        ------------       ------------        ------------

         6,668               6,450               2,046               8,117                223                 161
  ------------        ------------        ------------        ------------       ------------        ------------

           590              (3,391)             (2,046)             (8,117)               318                   7
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                415                  --
         1,127                 321                 778               3,554                  7                  (3)
  ------------        ------------        ------------        ------------       ------------        ------------

         1,127                 321                 778               3,554                422                  (3)
  ------------        ------------        ------------        ------------       ------------        ------------


        50,641              64,809              11,398              51,032              1,986               1,744
  ------------        ------------        ------------        ------------       ------------        ------------



  $     52,358        $     61,739        $     10,130        $     46,469       $      2,726        $      1,748
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            SOCIAL            TRAVELERS            U.S.
                                                           AWARENESS           QUALITY          GOVERNMENT       AIM CAPITAL
                                                             STOCK              BOND            SECURITIES       APPRECIATION
                                                           PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         37       $     81,862       $        232      $        640
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                    19             26,774                 30             6,733
  Administrative fees .........................                     2              2,461                  3               561
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                    21             29,235                 33             7,294
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                    16             52,627                199            (6,654)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                     1             (3,110)                 1               934
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                     1             (3,110)                 1               934
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                   454            (24,900)               (23)           28,539
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $        471       $     24,617       $        177      $     22,819
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                               SB
                                           ADJUSTABLE
                                              RATE
       MFS               PIONEER             INCOME                                COMSTOCK           ENTERPRISE
      TOTAL             STRATEGIC          PORTFOLIO -          STRATEGIC         PORTFOLIO -        PORTFOLIO -
     RETURN              INCOME              CLASS I              EQUITY           CLASS II            CLASS II
    PORTFOLIO           PORTFOLIO            SHARES             PORTFOLIO           SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $    157,417        $      1,653        $      4,125        $      3,257       $     13,766        $        413
  ------------        ------------        ------------        ------------       ------------        ------------


        82,183                 134               4,037               4,101             35,431               5,174
         7,447                  10                 408                 355              3,134                 457
  ------------        ------------        ------------        ------------       ------------        ------------

        89,630                 144               4,445               4,456             38,565               5,631
  ------------        ------------        ------------        ------------       ------------        ------------

        67,787               1,509                (320)             (1,199)           (24,799)             (5,218)
  ------------        ------------        ------------        ------------       ------------        ------------



       160,535                  --                  --                  --                 --                  --
        28,757                   7                 125               3,777             10,512               2,428
  ------------        ------------        ------------        ------------       ------------        ------------

       189,292                   7                 125               3,777             10,512               2,428
  ------------        ------------        ------------        ------------       ------------        ------------


       244,577                (294)             (1,265)             16,288            331,067               6,765
  ------------        ------------        ------------        ------------       ------------        ------------



  $    501,656        $      1,222        $     (1,460)       $     18,866       $    316,780        $      3,975
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              DYNAMIC
                                                                              CAPITAL
                                                         CONTRAFUND(R)      APPRECIATION          MID CAP
                                                          PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                            SERVICE           SERVICE            SERVICE
                                                            CLASS 2           CLASS 2            CLASS 2           COMBINED
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $      1,463       $         --       $         --      $  1,233,620
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                18,594                632             17,783         1,225,428
  Administrative fees .........................                 1,577                 54              1,569           109,972
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                20,171                686             19,352         1,335,400
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (18,708)              (686)           (19,352)         (101,780)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --           689,512
    Realized gain (loss) on sale of investments                 7,048                 32             10,288           418,668
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 7,048                 32             10,288         1,108,180
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               170,729              5,288            273,849         6,825,432
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    159,069       $      4,634       $    264,785      $  7,831,832
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                             CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (5,555)  $       (772)  $      8,514   $         --   $        941   $         --
  Realized gain (loss) ..................          3,302             54            150             --            472             --
  Change in unrealized gain (loss)
    on investments ......................         60,014         19,407         (4,187)            --          1,837             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         57,761         18,689          4,477             --          3,250             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         74,550        240,789         94,617             --         40,556             --
  Participant transfers from other
    funding options .....................         25,659            538         42,670             --         11,948             --
  Administrative charges ................            (76)            (5)            (1)            --             (4)            --
  Contract surrenders ...................        (10,626)          (823)          (147)            --           (149)            --
  Participant transfers to other
    funding options .....................         (3,601)           (57)          (341)            --             --             --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         85,906        240,442        136,798             --         52,351             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        143,667        259,131        141,275             --         55,601             --


NET ASSETS:
    Beginning of year ...................        259,131             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    402,798   $    259,131   $    141,275   $         --   $     55,601   $         --
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                AIM V.I. CAPITAL              AIM V.I. MID CAP
                                                                              APPRECIATION FUND -            CORE EQUITY FUND -
                                               MONEY MARKET PORTFOLIO              SERIES II                     SERIES II
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (11,449)  $     (3,766)  $    (10,221)  $     (1,319)  $     (9,772)  $       (855)
  Realized gain (loss) ..................             --             --          1,814          2,252         47,139          1,212
  Change in unrealized gain (loss)
    on investments ......................             --             --         45,037         17,577         35,339         10,261
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (11,449)        (3,766)        36,630         18,510         72,706         10,618
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        783,674      2,085,667        352,647        299,618        357,872        160,408
  Participant transfers from other
    funding options .....................      1,078,501        581,908        235,701         11,325        327,246         15,626
  Administrative charges ................           (214)           (24)           (57)            (2)           (67)            (2)
  Contract surrenders ...................        (68,955)          (198)       (12,625)        (3,588)       (31,333)           (20)
  Participant transfers to other
    funding options .....................     (2,535,362)      (583,989)       (14,337)       (31,889)       (28,217)        (4,336)
  Other payments to participants ........             --             --       (100,610)            --             --           (145)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (742,356)     2,083,364        460,719        275,464        625,501        171,531
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (753,805)     2,079,598        497,349        293,974        698,207        182,149


NET ASSETS:
    Beginning of year ...................      2,079,598             --        293,974             --        182,149             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,325,793   $  2,079,598   $    791,323   $    293,974   $    880,356   $    182,149
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      ALLIANCEBERNSTEIN
       PREMIER GROWTH                 GLOBAL GROWTH                GROWTH FUND -                 GROWTH-INCOME
     PORTFOLIO - CLASS B          FUND - CLASS 2 SHARES            CLASS 2 SHARES            FUND - CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,525)  $       (502)  $    (20,805)  $     (2,881)  $    (72,435)  $     (7,375)  $    (33,766)  $      7,039
       1,419             22          1,680            525         17,246             21         14,851            521

       6,072          4,846        216,958         71,338        598,861        154,794        472,994        159,216
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       5,966          4,366        197,833         68,982        543,672        147,440        454,079        166,776
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       4,193         64,797        953,127        607,006      2,803,589      1,765,463      3,805,693      1,927,701

      50,934            349        296,842         63,933      1,264,407        290,613        911,013        182,451
         (19)            (2)           (95)            (2)          (294)           (10)          (248)           (11)
      (7,831)          (130)       (11,769)            --        (98,646)        (1,321)       (38,485)        (1,440)

     (16,288)            --         (6,900)           (54)       (49,102)       (21,751)       (40,188)       (10,362)
          --             --             --             --       (136,926)            --        (84,142)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      30,989         65,014      1,231,205        670,883      3,783,028      2,032,994      4,553,643      2,098,339
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      36,955         69,380      1,429,038        739,865      4,326,700      2,180,434      5,007,722      2,265,115



      69,380             --        739,865             --      2,180,434             --      2,265,115             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    106,335   $     69,380   $  2,168,903   $    739,865   $  6,507,134   $  2,180,434   $  7,272,837   $  2,265,115
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                  DREYFUS VIF                   DREYFUS VIF
                                                 DELAWARE VIP REIT          APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
                                              SERIES - STANDARD CLASS            INITIAL SHARES          PORTFOLIO - INITIAL SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (2,804)  $     (2,228)  $      2,044   $      1,179   $     (9,134)  $     (1,370)
  Realized gain (loss) ..................         25,958            794            695            328          4,164            911
  Change in unrealized gain (loss)
    on investments ......................        271,199         46,368         10,933         10,064         51,973         24,664
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        294,353         44,934         13,672         11,571         47,003         24,205
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        596,577        333,881        243,145        132,878        266,698        169,200
  Participant transfers from other
    funding options .....................        426,852        196,352        102,152         60,200        152,648        144,903
  Administrative charges ................           (135)            (4)           (66)            (4)           (69)            (1)
  Contract surrenders ...................        (96,760)            --        (19,635)            --        (78,055)          (317)
  Participant transfers to other
    funding options .....................       (109,786)       (12,637)       (20,729)       (42,027)        (1,930)       (12,184)
  Other payments to participants ........         (7,727)            --             --             --         (5,655)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        809,021        517,592        304,867        151,047        333,637        301,601
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      1,103,374        562,526        318,539        162,618        380,640        325,806


NET ASSETS:
    Beginning of year ...................        562,526             --        162,618             --        325,806             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,665,900   $    562,526   $    481,157   $    162,618   $    706,446   $    325,806
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       FRANKLIN RISING                                              MUTUAL SHARES             TEMPLETON DEVELOPING
    DIVIDENDS SECURITIES            FRANKLIN SMALL CAP            SECURITIES FUND -            MARKETS SECURITIES
    FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES             CLASS 2 SHARES           FUND - CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (16,388)  $     (2,887)  $    (21,197)  $     (2,017)  $    (14,762)  $     (3,597)  $        243   $       (423)
      34,943          2,784          5,260             25         10,236            420          3,315            152

     135,736         48,447        144,600         30,036        168,999         65,432         91,964         13,144
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     154,291         48,344        128,663         28,044        164,473         62,255         95,522         12,873
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     878,035        655,067        814,553        468,571        578,550        715,523        357,818        113,431

     542,747         91,990        306,415         31,614        380,875        133,872         40,593         13,807
        (115)            (1)           (92)            (1)           (66)            (4)           (37)            --
     (50,252)          (682)       (23,948)            --        (70,366)          (876)          (592)            --

     (14,885)       (70,928)       (19,254)            --        (31,658)       (12,431)        (7,945)            --
    (103,214)            --       (102,503)            --             --             --        (16,596)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,252,316        675,446        975,171        500,184        857,335        836,084        373,241        127,238
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,406,607        723,790      1,103,834        528,228      1,021,808        898,339        468,763        140,111



     723,790             --        528,228             --        898,339             --        140,111             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,130,397   $    723,790   $  1,632,062   $    528,228   $  1,920,147   $    898,339   $    608,874   $    140,111
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                 SECURITIES FUND -             SECURITIES FUND -                EQUITY INDEX
                                                   CLASS 2 SHARES                CLASS 2 SHARES         PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (6,506)  $       (811)  $     (8,062)  $     (1,882)  $     (3,060)  $      2,945
  Realized gain (loss) ..................          8,441             26          5,025             45          5,167            187
  Change in unrealized gain (loss)
    on investments ......................        168,439         18,478        198,868         51,026        115,806         68,381
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        170,374         17,693        195,831         49,189        117,913         71,513
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        798,669        162,763        787,003        420,507        477,071        723,277
  Participant transfers from other
    funding options .....................        328,590         37,724        374,924        117,514        208,950         79,042
  Administrative charges ................            (75)            (1)          (109)            (3)          (237)           (10)
  Contract surrenders ...................        (31,107)           (31)       (17,828)          (134)       (41,892)            --
  Participant transfers to other
    funding options .....................         (6,820)           (18)       (28,708)        (2,290)       (24,903)            (3)
  Other payments to participants ........         (1,694)            --         (5,572)            --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,087,563        200,437      1,109,710        535,594        618,989        802,306
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      1,257,937        218,130      1,305,541        584,783        736,902        873,819


NET ASSETS:
    Beginning of year ...................        218,130             --        584,783             --        873,819             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,476,067   $    218,130   $  1,890,324   $    584,783   $  1,610,721   $    873,819
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SALOMON BROTHERS               SALOMON BROTHERS              SALOMON BROTHERS
 VARIABLE AGGRESSIVE GROWTH     VARIABLE AGGRESSIVE GROWTH     VARIABLE GROWTH & INCOME       BALANCED PORTFOLIO -
    FUND - CLASS I SHARES         FUND - CLASS II SHARES         FUND - CLASS I SHARES           SERVICE SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (8,226)  $     (1,162)  $    (17,212)  $       (941)  $     (2,960)  $       (288)  $      1,460   $      1,150
         700            126          7,534            855          1,005             20            916          1,085

      36,092         19,866         91,685         18,258         28,560         18,036         16,611         11,139
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      28,566         18,830         82,007         18,172         26,605         17,768         18,987         13,374
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     354,884        137,825        767,924        223,996        161,609        250,120         74,023        228,422

      30,713         48,155        524,378         32,594          8,294             --          6,374         44,609
         (62)            (3)          (123)            (1)           (53)            (1)           (45)            (1)
      (1,581)            --         (7,851)        (1,781)       (12,299)            --           (514)            --

      (2,272)            --        (42,382)       (32,350)          (940)            --        (15,963)       (31,953)
          --             --         (1,686)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     381,682        185,977      1,240,260        222,458        156,611        250,119         63,875        241,077
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     410,248        204,807      1,322,267        240,630        183,216        267,887         82,862        254,451



     204,807             --        240,630             --        267,887             --        254,451             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    615,055   $    204,807   $  1,562,897   $    240,630   $    451,103   $    267,887   $    337,313   $    254,451
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY              WORLDWIDE GROWTH
                                             PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (1,806)  $       (419)  $       (900)  $       (172)  $       (621)  $       (260)
  Realized gain (loss) ..................            546             14           (147)             9            624             24
  Change in unrealized gain (loss)
    on investments ......................         11,937          6,649           (103)         2,487            456          6,123
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         10,677          6,244         (1,150)         2,324            459          5,887
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         24,726         61,716         18,311         32,967         17,076         42,072
  Participant transfers from other
    funding options .....................          3,669          3,831         12,767          8,000            685         10,145
  Administrative charges ................            (12)            (2)            (4)            --            (28)            (3)
  Contract surrenders ...................         (2,201)            --             --             --           (638)          (131)
  Participant transfers to other
    funding options .....................           (341)            --         (7,542)            --        (14,062)            --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         25,841         65,545         23,532         40,967          3,033         52,083
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         36,518         71,789         22,382         43,291          3,492         57,970


NET ASSETS:
    Beginning of year ...................         71,789             --         43,291             --         57,970             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    108,307   $     71,789   $     65,673   $     43,291   $     61,462   $     57,970
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                 MERRILL LYNCH
      LAZARD RETIREMENT                 GROWTH AND                 MID-CAP VALUE             GLOBAL ALLOCATION V.I.
     SMALL CAP PORTFOLIO             INCOME PORTFOLIO                PORTFOLIO                  FUND - CLASS III
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (6,544)  $       (886)  $     (6,285)  $        494   $    (12,160)  $         12   $     20,741   $         90
       4,538             71         20,815             65         27,104          2,501          4,761             --

      43,770         18,050         95,463         33,888        194,976         22,133         64,078             47
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      41,764         17,235        109,993         34,447        209,920         24,646         89,580            137
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     133,780        169,590        377,690        379,182        597,231        234,024        587,487          3,202

     139,588          2,700        385,589         34,870        540,194         14,920        426,978             --
         (64)            (2)           (43)            (1)           (58)            (1)           (14)            --
     (29,133)          (139)       (11,263)        (1,458)        (8,077)          (211)        (4,820)            --

     (29,306)        (2,434)       (47,512)          (960)       (57,463)            --         (5,318)            --
          --             --        (44,497)            --             --             --       (110,046)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     214,865        169,715        659,964        411,633      1,071,827        248,732        894,267          3,202
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     256,629        186,950        769,957        446,080      1,281,747        273,378        983,847          3,339



     186,950             --        446,080             --        273,378             --          3,339             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    443,579   $    186,950   $  1,216,037   $    446,080   $  1,555,125   $    273,378   $    987,186   $      3,339
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                MERRILL LYNCH VALUE           OPPENHEIMER CAPITAL            OPPENHEIMER GLOBAL
                                                 OPPORTUNITIES V.I.          APPRECIATION FUND/VA -         SECURITIES FUND/VA -
                                                  FUND - CLASS III               SERVICE SHARES                SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (4,842)  $         --   $    (12,552)  $     (2,225)  $     (3,750)  $       (228)
  Realized gain (loss) ..................        162,522             --         16,584            279         11,787            236
  Change in unrealized gain (loss)
    on investments ......................       (102,613)           215         47,844         38,177         64,306          9,422
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         55,067            215         51,876         36,231         72,343          9,430
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        306,580          3,540         75,276        678,732         99,120        186,694
  Participant transfers from other
    funding options .....................        293,281          2,046        138,967          8,032        140,987         27,666
  Administrative charges ................             (3)            --            (34)            --            (32)            --
  Contract surrenders ...................         (4,655)            --        (10,544)            --         (3,632)            --
  Participant transfers to other
    funding options .....................        (39,773)            --         (1,276)            --        (19,406)            --
  Other payments to participants ........             --             --             --           (301)        (1,266)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        555,430          5,586        202,389        686,463        215,771        214,360
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        610,497          5,801        254,265        722,694        288,114        223,790


NET ASSETS:
    Beginning of year ...................          5,801             --        722,694             --        223,790             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    616,298   $      5,801   $    976,959   $    722,694   $    511,904   $    223,790
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

         OPPENHEIMER                   REAL RETURN                  TOTAL RETURN                PIONEER AMERICA
    MAIN STREET FUND/VA -              PORTFOLIO -                  PORTFOLIO -              INCOME VCT PORTFOLIO -
        SERVICE SHARES             ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS            CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (227)  $         --   $    (10,704)  $     (1,860)  $      8,382   $      7,911   $     25,530   $      1,270
           1             --         59,054         13,407         72,921         21,471         (1,641)            11

       1,641             --         43,611            287         41,746          1,751         (9,813)           211
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,415             --         91,961         11,834        123,049         31,133         14,076          1,492
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      23,115             --        675,054        672,073      1,454,136      2,332,527        558,467        185,980

          --             --        679,101         42,077        756,892        575,795        451,739         33,821
          --             --           (154)            (3)          (555)           (64)           (44)            --
          --             --        (42,679)          (243)      (514,557)       (20,449)        (8,729)          (665)

          --             --       (221,732)       (12,504)      (311,255)       (15,684)      (224,343)            --
          --             --        (15,975)            --        (52,216)            --         (2,621)          (404)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      23,115             --      1,073,615        701,400      1,332,445      2,872,125        774,469        218,732
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      24,530             --      1,165,576        713,234      1,455,494      2,903,258        788,545        220,224



          --             --        713,234             --      2,903,258             --        220,224             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     24,530   $         --   $  1,878,810   $    713,234   $  4,358,752   $  2,903,258   $  1,008,769   $    220,224
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  PIONEER BALANCED              PIONEER EMERGING               PIONEER EQUITY
                                                  VCT PORTFOLIO -            MARKETS VCT PORTFOLIO -       INCOME VCT PORTFOLIO -
                                                   CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      1,757   $        931   $     (3,372)  $       (649)  $      5,886   $      3,276
  Realized gain (loss) ..................          2,686            154          6,165          2,415         33,921          2,588
  Change in unrealized gain (loss)
    on investments ......................         11,546         14,962         63,162         19,724        173,973         48,697
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         15,989         16,047         65,955         21,490        213,780         54,561
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        367,610        365,263        267,523        107,768        483,965        939,986
  Participant transfers from other
    funding options .....................        191,095         16,296        152,785         37,459        402,375         59,614
  Administrative charges ................            (44)            --            (30)            (1)           (92)            (5)
  Contract surrenders ...................        (27,397)        (4,092)       (16,750)            --        (14,530)          (454)
  Participant transfers to other
    funding options .....................        (40,721)            --        (76,227)       (17,930)       (88,228)       (48,553)
  Other payments to participants ........        (97,689)          (134)        (1,652)            --       (102,348)          (265)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        392,854        377,333        325,649        127,296        681,142        950,323
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        408,843        393,380        391,604        148,786        894,922      1,004,884


NET ASSETS:
    Beginning of year ...................        393,380             --        148,786             --      1,004,884             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    802,223   $    393,380   $    540,390   $    148,786   $  1,899,806   $  1,004,884
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       PIONEER EUROPE                  PIONEER FUND                PIONEER GROWTH              PIONEER HIGH YIELD
       VCT PORTFOLIO -               VCT PORTFOLIO -           SHARES VCT PORTFOLIO -           VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES              CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (543)  $        (82)  $    (16,050)  $     (1,120)  $    (11,892)  $     (2,630)  $    143,736   $     33,755
          71              3         16,578          1,874         (1,583)         2,445         18,755          4,229

       9,969          2,730        266,003         62,512         47,199         23,614         89,072        108,220
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,497          2,651        266,531         63,266         33,724         23,429        251,563        146,204
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      48,972         24,120      1,098,513        644,909        247,490        454,346      2,160,291      2,376,013

      10,749             --      1,160,410        230,253         96,287         97,349        971,061        364,673
          (3)            --           (116)            (1)           (54)            (2)          (451)           (36)
          --             --       (114,505)        (2,063)        (9,988)        (3,599)      (200,141)       (12,535)

          --             --        (40,114)            --        (95,644)       (23,229)      (612,300)       (60,385)
          --             --         (5,347)          (313)            --        (72,390)       (10,610)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      59,718         24,120      2,098,841        872,785        238,091        452,475      2,307,850      2,667,730
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      69,215         26,771      2,365,372        936,051        271,815        475,904      2,559,413      2,813,934



      26,771             --        936,051             --        475,904             --      2,813,934             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     95,986   $     26,771   $  3,301,423   $    936,051   $    747,719   $    475,904   $  5,373,347   $  2,813,934
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                             PIONEER OAK RIDGE
                                               PIONEER INTERNATIONAL            PIONEER MID CAP               LARGE CAP GROWTH
                                               VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -           VCT PORTFOLIO -
                                                   CLASS II SHARES              CLASS II SHARES               CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (6,558)  $     (1,573)  $    (22,393)  $     (2,372)  $     (1,734)  $         --
  Realized gain (loss) ..................          7,877             99         21,286            930             15             --
  Change in unrealized gain (loss)
    on investments ......................         79,732         40,305        298,867         50,997         20,094             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         81,051         38,831        297,760         49,555         18,375             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        288,116        252,787        905,350        501,490        144,523             --
  Participant transfers from other
    funding options .....................         15,103            276        592,204         53,651        116,798             --
  Administrative charges ................             (4)            --            (76)            (4)            (3)            --
  Contract surrenders ...................           (230)            --        (13,601)          (556)          (271)            --
  Participant transfers to other
    funding options .....................        (50,892)            --        (67,089)          (844)          (179)            --
  Other payments to participants ........             --             --             --           (128)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        252,093        253,063      1,416,788        553,609        260,868             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        333,144        291,894      1,714,548        603,164        279,243             --


NET ASSETS:
    Beginning of year ...................        291,894             --        603,164             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    625,038   $    291,894   $  2,317,712   $    603,164   $    279,243   $         --
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        PIONEER PAPP                   PIONEER PAPP
     AMERICA-PACIFIC RIM             SMALL & MID CAP            PIONEER REAL ESTATE            PIONEER SMALL CAP
         FUND VCT -               GROWTH VCT PORTFOLIO -       SHARES VCT PORTFOLIO -         VALUE VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (266)  $         --   $       (915)  $         --   $      6,351   $      1,700   $     (9,303)  $       (895)
          (2)            --          2,109             --          1,913            348          8,147          3,986

       1,238             --          5,627             --        105,141          6,464        105,096         17,261
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         970             --          6,821             --        113,405          8,512        103,940         20,352
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      10,550             --         96,614             --        182,391        132,832        408,180        269,966

      26,396             --         81,592             --        111,965         36,208        162,245         22,927
          (2)            --             --             --            (30)            --            (36)            --
          --             --           (284)            --         (2,022)             2         (4,003)          (110)

          --             --             --             --        (16,002)        (2,178)       (80,568)       (82,376)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      36,944             --        177,922             --        276,302        166,864        485,818        210,407
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      37,914             --        184,743             --        389,707        175,376        589,758        230,759



          --             --             --             --        175,376             --        230,759             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     37,914   $         --   $    184,743   $         --   $    565,083   $    175,376   $    820,517   $    230,759
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               PIONEER SMALL COMPANY           PIONEER STRATEGIC
                                                  VCT PORTFOLIO -            INCOME VCT PORTFOLIO -          PIONEER VALUE VCT
                                                  CLASS II SHARES                CLASS II SHARES        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (3,747)  $     (1,256)  $     59,183   $      2,574   $    (14,807)  $     (1,330)
  Realized gain (loss) ..................          2,730          2,382         21,093          1,123          1,946            244
  Change in unrealized gain (loss)
    on investments ......................         20,905         12,072         74,793          7,470        105,155         28,939
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         19,888         13,198        155,069         11,167         92,294         27,853
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         37,886        192,125        930,125        409,199        351,217        474,670
  Participant transfers from other
    funding options .....................          4,929          1,757      1,231,789         60,267        297,108          2,282
  Administrative charges ................            (14)            --           (111)            (3)           (47)            --
  Contract surrenders ...................        (24,701)           (20)       (19,709)          (177)       (12,214)            --
  Participant transfers to other
    funding options .....................           (654)       (31,670)      (177,159)      (113,475)       (18,395)            --
  Other payments to participants ........             --             --         (4,496)            --         (4,483)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         17,446        162,192      1,960,439        355,811        613,186        476,952
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         37,334        175,390      2,115,508        366,978        705,480        504,805


NET ASSETS:
    Beginning of year ...................        175,390             --        366,978             --        504,805             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    212,724   $    175,390   $  2,482,486   $    366,978   $  1,210,285   $    504,805
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          PUTNAM VT                     PUTNAM VT
     INTERNATIONAL EQUITY            SMALL CAP VALUE
   FUND - CLASS IB SHARES         FUND - CLASS IB SHARES       ALL CAP FUND - CLASS I       INVESTORS FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (529)  $       (500)  $    (10,874)  $     (2,035)  $     (9,656)  $     (1,158)  $     (3,304)  $      4,786
       1,932             32         12,731            566          3,522             33         16,992            808

      14,853         10,640        167,312         57,591         51,009         43,963         52,241         55,237
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      16,256         10,172        169,169         56,122         44,875         42,838         65,929         60,831
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      39,208         67,928        358,643        298,255        310,184        285,575        373,231        476,861

       4,349          8,962        161,448         70,978        195,283        169,274        161,745        156,753
         (21)            (4)           (97)            (3)          (120)            (4)          (118)            (2)
          --             --        (55,621)            --        (86,417)            --        (53,576)          (431)

     (11,524)           (31)       (34,058)        (3,037)        (7,774)          (219)      (194,664)       (26,724)
          --             --          2,103             --             --             --          3,505             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      32,012         76,855        432,418        366,193        411,156        454,626        290,123        606,457
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      48,268         87,027        601,587        422,315        456,031        497,464        356,052        667,288



      87,027             --        422,315             --        497,464             --        667,288             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    135,295   $     87,027   $  1,023,902   $    422,315   $    953,495   $    497,464   $  1,023,340   $    667,288
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  LARGE CAP GROWTH              SMALL CAP GROWTH                TOTAL RETURN
                                                   FUND - CLASS I                FUND - CLASS I               FUND - CLASS II
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (16,351)  $     (1,805)  $    (15,921)  $     (2,491)  $       (219)  $       (360)
  Realized gain (loss) ..................         (2,178)            61          3,883            410         14,016          1,956
  Change in unrealized gain (loss)
    on investments ......................          2,982         34,656        158,887         59,539         12,102          5,414
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (15,547)        32,912        146,849         57,458         25,899          7,010
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        866,902        495,774        642,000        381,282        179,955        132,855
  Participant transfers from other
    funding options .....................         49,158            858        129,383         63,749        160,666         21,634
  Administrative charges ................           (101)            (3)           (85)            (5)           (26)            --
  Contract surrenders ...................         (7,249)            --         (3,915)            --        (10,042)        (3,589)
  Participant transfers to other
    funding options .....................        (84,625)        (7,217)       (74,222)        (1,293)       (70,216)            --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        824,085        489,412        693,161        443,733        260,337        150,900
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        808,538        522,324        840,010        501,191        286,236        157,910


NET ASSETS:
    Beginning of year ...................        522,324             --        501,191             --        157,910             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,330,862   $    522,324   $  1,341,201   $    501,191   $    444,146   $    157,910
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                       DISCIPLINED                                                 FEDERATED
         CONVERTIBLE                  MID CAP STOCK                                                HIGH YIELD
    SECURITIES PORTFOLIO                PORTFOLIO             EQUITY INCOME PORTFOLIO              PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$      7,407   $     17,552   $     (8,540)  $       (563)  $        173   $      1,573   $     69,294   $     35,489
       9,933            235         20,152            346         66,403            188          6,906            486

      42,968          8,731         65,763         27,769         47,181         33,472         10,538         (4,339)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      60,308         26,518         77,375         27,552        113,757         35,233         86,738         31,636
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     832,074        566,585        207,404        306,476        750,944        339,849        341,211        439,706

     131,841        123,469         32,247         47,871        370,888         76,736        425,204        122,800
        (111)            (2)           (62)            (5)          (119)            (7)           (76)            (3)
     (73,938)            --         (2,500)            --        (10,563)          (130)       (69,239)          (811)

    (193,007)        (2,948)       (12,080)        (5,666)       (48,921)        (6,384)       (88,527)       (10,524)
     (13,185)            --         (7,660)            --             --             --        (28,745)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     683,674        687,104        217,349        348,676      1,062,229        410,064        579,828        551,168
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     743,982        713,622        294,724        376,228      1,175,986        445,297        666,566        582,804



     713,622             --        376,228             --        445,297             --        582,804             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,457,604   $    713,622   $    670,952   $    376,228   $  1,621,283   $    445,297   $  1,249,370   $    582,804
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                            LAZARD INTERNATIONAL
                                             FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO              STOCK PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $         68   $        568   $     (2,849)  $       (106)  $        590   $      2,660
  Realized gain (loss) ..................            245             59          1,501            (39)         1,127            204
  Change in unrealized gain (loss)
    on investments ......................         12,325          8,928         15,326         14,174         50,641         18,245
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         12,638          9,555         13,978         14,029         52,358         21,109
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         39,125         79,264        138,258        165,377        133,546        198,685
  Participant transfers from other
    funding options .....................         48,280             87         19,636         39,058         99,492         10,356
  Administrative charges ................            (13)            (2)           (71)            (6)           (62)            (4)
  Contract surrenders ...................             --             --             --             --         (2,411)           (99)
  Participant transfers to other
    funding options .....................           (742)          (573)       (27,144)            --         (7,032)          (311)
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         86,650         78,776        130,679        204,429        223,533        208,627
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         99,288         88,331        144,657        218,458        275,891        229,736


NET ASSETS:
    Beginning of year ...................         88,331             --        218,458             --        229,736             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    187,619   $     88,331   $    363,115   $    218,458   $    505,627   $    229,736
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        MERRILL LYNCH
       LARGE CAP CORE                  MFS EMERGING                 MFS MID CAP
          PORTFOLIO                  GROWTH PORTFOLIO             GROWTH PORTFOLIO            MFS VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (3,391)  $       (146)  $     (2,046)  $       (223)  $     (8,117)  $     (1,437)  $        318   $         --
         321             22            778              9          3,554             74            422             --

      64,809          6,813         11,398          3,068         51,032         21,925          1,986             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      61,739          6,689         10,130          2,854         46,469         20,562          2,726             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     280,909         83,595         62,128         62,756        199,236        254,594         35,928             --

     224,119          2,648         10,828            887         62,217          2,661         11,546             --
          (9)            --            (53)            (3)           (77)            (4)            (2)            --
     (11,779)            --        (21,516)          (121)       (17,316)          (190)            --             --

     (40,795)            --           (371)           (71)       (37,630)          (267)           (11)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     452,445         86,243         51,016         63,448        206,430        256,794         47,461             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     514,184         92,932         61,146         66,302        252,899        277,356         50,187             --



      92,932             --         66,302             --        277,356             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    607,116   $     92,932   $    127,448   $     66,302   $    530,255   $    277,356   $     50,187   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                SOCIAL AWARENESS             TRAVELERS QUALITY
                                               PIONEER FUND PORTFOLIO           STOCK PORTFOLIO                BOND PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $          7   $         --   $         16   $         --   $     52,627   $     47,030
  Realized gain (loss) ..................             (3)            --              1             --         (3,110)         2,613
  Change in unrealized gain (loss)
    on investments ......................          1,744             --            454             --        (24,900)       (36,408)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........          1,748             --            471             --         24,617         13,235
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         29,714             --             --             --        802,422      1,028,064
  Participant transfers from other
    funding options .....................         11,126             --          6,000             --        233,899        264,127
  Administrative charges ................             (3)            --             --             --           (262)            (7)
  Contract surrenders ...................             --             --             --             --       (211,925)        (1,481)
  Participant transfers to other
    funding options .....................           (714)            --             --             --       (169,914)      (170,755)
  Other payments to participants ........             --             --             --             --        (41,490)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         40,123             --          6,000             --        612,730      1,119,948
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         41,871             --          6,471             --        637,347      1,133,183


NET ASSETS:
    Beginning of year ...................             --             --             --             --      1,133,183             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $     41,871   $         --   $      6,471   $         --   $  1,770,530   $  1,133,183
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       U.S. GOVERNMENT                 AIM CAPITAL                MFS TOTAL RETURN             PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO             PORTFOLIO                  INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        199   $         --   $     (6,654)  $       (985)  $     67,787   $     57,318   $      1,509   $         --
           1             --            934             32        189,292          1,919              7             --

         (23)            --         28,539         17,301        244,577         96,708           (294)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         177             --         22,819         16,348        501,656        155,945          1,222             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      12,691             --        142,540        247,048      2,244,928      2,209,701         11,052             --

          --             --         77,512          3,623        623,294        983,904         13,072             --
          (1)            --            (58)            (6)          (576)           (26)            --             --
          --             --        (22,419)            --       (228,126)        (1,883)          (149)            --

          --             --           (727)          (232)      (272,181)       (52,684)            --             --
          --             --             --             --        (33,833)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      12,690             --        196,848        250,433      2,333,506      3,139,012         23,975             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      12,867             --        219,667        266,781      2,835,162      3,294,957         25,197             --



          --             --        266,781             --      3,294,957             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     12,867   $         --   $    486,448   $    266,781   $  6,130,119   $  3,294,957   $     25,197   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 SB ADJUSTABLE RATE
                                                 INCOME PORTFOLIO -             STRATEGIC EQUITY            COMSTOCK PORTFOLIO -
                                                   CLASS I SHARES                  PORTFOLIO                  CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (320)  $         --   $     (1,199)  $     (1,454)  $    (24,799)  $     (5,241)
  Realized gain (loss) ..................            125             --          3,777            154         10,512          2,014
  Change in unrealized gain (loss)
    on investments ......................         (1,265)            --         16,288         20,611        331,067        104,265
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         (1,460)            --         18,866         19,311        316,780        101,038
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        335,127             --          6,505        209,544      1,030,966      1,105,331
  Participant transfers from other
    funding options .....................         87,800             --         13,923          4,107        195,236         32,343
  Administrative charges ................             (1)            --            (39)            (3)           (77)            (7)
  Contract surrenders ...................        (18,176)            --           (636)          (128)       (31,828)        (5,411)
  Participant transfers to other
    funding options .....................         (1,793)            --        (29,896)            --        (65,553)        (1,921)
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        402,957             --        (10,143)       213,520      1,128,744      1,130,335
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        401,497             --          8,723        232,831      1,445,524      1,231,373


NET ASSETS:
    Beginning of year ...................             --             --        232,831             --      1,231,373             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    401,497   $         --   $    241,554   $    232,831   $  2,676,897   $  1,231,373
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                   DYNAMIC CAPITAL
   ENTERPRISE PORTFOLIO -        CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -        MID CAP PORTFOLIO -
       CLASS II SHARES                SERVICE CLASS 2               SERVICE CLASS 2              SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,218)  $     (1,599)  $    (18,708)  $     (2,136)  $       (686)  $        (75)  $    (19,352)  $     (1,700)
       2,428             77          7,048             23             32              3         10,288             92

       6,765         22,164        170,729         38,168          5,288            954        273,849         43,649
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       3,975         20,642        159,069         36,055          4,634            882        264,785         42,041
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      16,363        282,001        646,270        464,998         37,663         15,623        753,883        206,674

         186         25,412        302,873         38,321         14,854             36        454,322        111,479
          (1)            (1)           (79)            (2)            (5)            --            (84)            (5)
     (29,651)        (1,628)        (9,131)          (655)            --             --        (76,865)          (358)

     (19,042)            --        (54,205)        (2,282)          (679)          (242)       (48,618)       (10,536)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (32,145)       305,784        885,728        500,380         51,833         15,417      1,082,638        307,254
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (28,170)       326,426      1,044,797        536,435         56,467         16,299      1,347,423        349,295



     326,426             --        536,435             --         16,299             --        349,295             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    298,256   $    326,426   $  1,581,232   $    536,435   $     72,766   $     16,299   $  1,696,718   $    349,295
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       COMBINED
                                            ------------------------------
                                                  2004             2003
                                                  ----             ----
OPERATIONS:
  Net investment income (loss) ..........   $    (101,780)   $     154,255
  Realized gain (loss) ..................       1,108,180           85,650
  Change in unrealized gain (loss)
    on investments ......................       6,825,432        2,177,423
                                            -------------    -------------

    Net increase (decrease) in net assets
      resulting from operations .........       7,831,832        2,417,328
                                            -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      41,265,452       34,419,084
  Participant transfers from other
    funding options .....................      21,607,181        6,308,167
  Administrative charges ................          (6,926)            (335)
  Contract surrenders ...................      (2,889,508)         (75,156)
  Participant transfers to other
    funding options .....................      (6,962,677)      (1,585,398)
  Other payments to participants ........      (1,138,876)         (74,080)
                                            -------------    -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      51,874,646       38,992,282
                                            -------------    -------------

    Net increase (decrease) in net assets      59,706,478       41,409,610


NET ASSETS:
    Beginning of year ...................      41,409,610               --
                                            -------------    -------------
    End of year .........................   $ 101,116,088    $  41,409,610
                                            =============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Fourteen is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Fourteen is comprised of the Pioneer AnnuiStar Value, Pioneer AnnuiStar and Portfolio Architect II products.

Participant purchase payments applied to Separate Account Fourteen are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Fourteen were:

  Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
    Company
  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Capital Appreciation Fund - Series II
      AIM V.I. Mid Cap Core Equity Fund - Series II
  AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Premier Growth Portfolio - Class B
  American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
  Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
  Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
        Shares
  Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Rising Dividends Securities Fund - Class 2 Shares
      Franklin Small Cap Fund - Class 2 Shares
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Growth Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Equity Index Portfolio - Class II Shares
      Salomon Brothers  Variable  Aggressive Growth Fund - Class I Shares
        (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I
        Shares)
      Salomon Brothers  Variable  Aggressive  Growth Fund - Class II Shares
        (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
      Salomon Brothers Variable Growth & Income Fund - Class I Shares
  Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Global Life Sciences Portfolio - Service Shares
      Global Technology Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
  Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
  Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

  Merrill Lynch Variable Series Funds, Inc., Maryland business trust
      Merrill Lynch Global Allocation V.I. Fund - Class III
      Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill
        Lynch Small Cap Value V.I. Fund - Class III)
  Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Oppenheimer Global Securities Fund/VA - Service Shares
      Oppenheimer Main Street Fund/VA - Service Shares
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Real Return Portfolio - Administrative Class
      Total Return Portfolio - Administrative Class
  Pioneer Variable Contracts Trust, Massachusetts business trust
      Pioneer America Income VCT Portfolio - Class II Shares
      Pioneer Balanced VCT Portfolio - Class II Shares
      Pioneer Emerging Markets VCT Portfolio - Class II Shares
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
      Pioneer Fund VCT Portfolio - Class II Shares
      Pioneer Growth Shares VCT Portfolio - Class II Shares
      Pioneer High Yield VCT Portfolio - Class II Shares
      Pioneer International Value VCT Portfolio - Class II Shares
      Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
      Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Pioneer Small Company VCT Portfolio - Class II Shares
      Pioneer Strategic Income VCT Portfolio - Class II Shares
      Pioneer Value VCT Portfolio - Class II Shares
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Large Cap Growth Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class II
  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio

  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Strategic Equity Portfolio
  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
  Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Service Class 2
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Fourteen in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Fourteen form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Fourteen. Separate Account Fourteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Fourteen adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $65,531,237 and $13,079,691 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $92,112,054 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $9,181,924. Gross unrealized depreciation for all investments at December 31, 2004 was $179,078.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Roll up (R) , and Step up (SU).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      FOURTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                          ----------------------------------------------------------
                                                                                             Optional Features
 Separate Account Charge (1)      Dth                                                        ----------------------------    Total
  (as identified in Note 5)       Ben Product                              M&E       ADM      E.S.P.     GMWB       GMAB     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.45%      S  Portfolio Architect II              1.30%     0.15%                                     1.45%

Separate Account Charge 1.50%      S  Pioneer AnnuiStar Value             1.35%     0.15%                                     1.50%

Separate Account Charge 1.55%      S  Pioneer AnnuiStar                   1.40%     0.15%                                     1.55%
                                  SU  Portfolio Architect II              1.40%     0.15%                                     1.55%

Separate Account Charge 1.65%      S  Portfolio Architect II              1.30%     0.15%      0.20%                          1.65%

Separate Account Charge 1.70%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%                          1.70%

Separate Account Charge 1.75%      E  Pioneer AnnuiStar                   1.60%     0.15%                                     1.75%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                                     1.75%
                                   R  Portfolio Architect II              1.60%     0.15%                                     1.75%
                                   S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%                          1.75%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%                          1.75%

Separate Account Charge 1.85%      S  Portfolio Architect II              1.30%     0.15%                0.40%                1.85%

Separate Account Charge 1.90%      S  Pioneer AnnuiStar Value             1.35%     0.15%                0.40%                1.90%

Separate Account Charge 1.95%      S  Pioneer AnnuiStar                   1.40%     0.15%                0.40%                1.95%
                                   S  Portfolio Architect II              1.30%     0.15%                          0.50%      1.95%
                                  SU  Portfolio Architect II              1.40%     0.15%                0.40%                1.95%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%                          1.95%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%                          1.95%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%                          1.95%

Separate Account Charge 2.00%      S  Pioneer AnnuiStar Value             1.35%     0.15%                          0.50%      2.00%

Separate Account Charge 2.05%      S  Pioneer AnnuiStar                   1.40%     0.15%                          0.50%      2.05%
                                   S  Portfolio Architect II              1.30%     0.15%      0.20%     0.40%                2.05%

Separate Account Charge 2.10%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%     0.40%                2.10%

Separate Account Charge 2.15%      S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%     0.40%                2.15%
                                   S  Portfolio Architect II              1.30%     0.15%      0.20%               0.50%      2.15%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%     0.40%                2.15%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%                0.40%                2.15%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                0.40%                2.15%
                                   R  Portfolio Architect II              1.60%     0.15%                0.40%                2.15%

Separate Account Charge 2.20%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%               0.50%      2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      FOURTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
 Separate Account Charge (1)      Dth                                                        ----------------------------    Total
  (as identified in Note 5)       Ben Product                              M&E       ADM      E.S.P.     GMWB       GMAB     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%      S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%               0.50%      2.25%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%                          0.50%      2.25%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                          0.50%      2.25%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%               0.50%      2.25%
                                   R  Portfolio Architect II              1.60%     0.15%                          0.50%      2.25%

Separate Account Charge 2.35%      E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%     0.40%                2.35%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%     0.40%                2.35%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%     0.40%                2.35%

Separate Account Charge 2.45%      E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%               0.50%      2.45%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%               0.50%      2.45%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%               0.50%      2.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn as listed directly below.

-----------------------------------------------------------------------------------------------------
Product                                  Withdrawal Charges (as a percentage of the amount withdrawn)
-----------------------------------------------------------------------------------------------------
Pioneer Annuistar                        Up to 6% decreasing to 0% in years 8 and later
Pioneer Annuistar Value                  Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect II                   Up to 6% decreasing to 0% in years 7and later
-----------------------------------------------------------------------------------------------------

Contract withdrawal charges were $2,062 and $1,323 for the years ended December 31, 2004 and 2003 respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 6% decreasing to 0% in years seven and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Capital Appreciation Fund
    Separate Account Charges 1.45% .................................           59,134      $  1.434        $      84,817
    Separate Account Charges 1.50% .................................               --         1.295                   --
    Separate Account Charges 1.55% .................................           18,381         1.432               26,320
    Separate Account Charges 1.65% .................................               --         1.429                   --
    Separate Account Charges 1.70% .................................               --         1.292                   --
    Separate Account Charges 1.75% .................................            4,308         1.427                6,147
    Separate Account Charges 1.85% .................................          175,051         1.425              249,400
    Separate Account Charges 1.90% .................................               --         1.288                   --
    Separate Account Charges 1.95% .................................           15,303         1.422               21,766
    Separate Account Charges 2.00% .................................               --         1.172                   --
    Separate Account Charges 2.05% .................................            2,273         1.420                3,228
    Separate Account Charges 2.15% .................................            7,845         1.418               11,120
    Separate Account Charges 2.35% .................................               --         1.413                   --

High Yield Bond Trust
    Separate Account Charges 1.45% .................................           14,458         1.064               15,380
    Separate Account Charges 1.50% .................................               --         1.063                   --
    Separate Account Charges 1.55% .................................               --         1.063                   --
    Separate Account Charges 1.65% .................................               --         1.062                   --
    Separate Account Charges 1.70% .................................               --         1.062                   --
    Separate Account Charges 1.75% .................................               --         1.062                   --
    Separate Account Charges 1.85% .................................           15,056         1.061               15,972
    Separate Account Charges 1.90% .................................               --         1.060                   --
    Separate Account Charges 1.95% .................................           49,014         1.060               51,961
    Separate Account Charges 2.00% .................................               --         1.078                   --
    Separate Account Charges 2.05% .................................           13,666         1.059               14,478
    Separate Account Charges 2.15% .................................            8,384         1.059                8,876
    Separate Account Charges 2.35% .................................           32,735         1.057               34,608

Managed Assets Trust
    Separate Account Charges 1.45% .................................            2,540         1.062                2,698
    Separate Account Charges 1.50% .................................               --         1.062                   --
    Separate Account Charges 1.55% .................................               --         1.061                   --
    Separate Account Charges 1.65% .................................               --         1.061                   --
    Separate Account Charges 1.70% .................................               --         1.060                   --
    Separate Account Charges 1.75% .................................               --         1.060                   --
    Separate Account Charges 1.85% .................................           24,520         1.059               25,969
    Separate Account Charges 1.90% .................................               --         1.059                   --
    Separate Account Charges 1.95% .................................           16,829         1.058               17,812
    Separate Account Charges 2.00% .................................               --         1.074                   --
    Separate Account Charges 2.05% .................................               --         1.058                   --
    Separate Account Charges 2.15% .................................            8,630         1.057                9,122
    Separate Account Charges 2.35% .................................               --         1.056                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Money Market Portfolio
    Separate Account Charges 1.45% .................................          377,425      $  0.991        $     373,933
    Separate Account Charges 1.50% .................................           30,405         0.993               30,185
    Separate Account Charges 1.55% .................................           60,459         0.989               59,800
    Separate Account Charges 1.65% .................................           16,436         0.987               16,229
    Separate Account Charges 1.70% .................................               --         0.990                   --
    Separate Account Charges 1.75% .................................              200         0.986                  197
    Separate Account Charges 1.85% .................................           47,962         0.984               47,201
    Separate Account Charges 1.90% .................................           48,078         0.988               47,482
    Separate Account Charges 1.95% .................................          664,582         0.982              652,917
    Separate Account Charges 2.00% .................................            1,374         0.996                1,369
    Separate Account Charges 2.05% .................................               --         0.981                   --
    Separate Account Charges 2.15% .................................           62,162         0.979               60,866
    Separate Account Charges 2.35% .................................           36,495         0.976               35,614

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.45% .................................               --         1.285                   --
    Separate Account Charges 1.50% .................................          120,083         1.132              135,898
    Separate Account Charges 1.55% .................................           70,363         1.283               90,263
    Separate Account Charges 1.65% .................................               --         1.281                   --
    Separate Account Charges 1.70% .................................               --         1.129                   --
    Separate Account Charges 1.75% .................................           18,413         1.279               23,542
    Separate Account Charges 1.85% .................................               --         1.276                   --
    Separate Account Charges 1.90% .................................          136,479         1.126              153,657
    Separate Account Charges 1.95% .................................          257,841         1.274              328,555
    Separate Account Charges 2.00% .................................            2,641         1.057                2,791
    Separate Account Charges 2.05% .................................               --         1.272                   --
    Separate Account Charges 2.15% .................................           41,281         1.270               52,426
    Separate Account Charges 2.35% .................................            3,311         1.266                4,191
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.45% .................................               --         1.394                   --
    Separate Account Charges 1.50% .................................           35,176         1.196               42,085
    Separate Account Charges 1.55% .................................          138,541         1.392              192,785
    Separate Account Charges 1.65% .................................               --         1.389                   --
    Separate Account Charges 1.70% .................................               --         1.193                   --
    Separate Account Charges 1.75% .................................           24,531         1.387               34,023
    Separate Account Charges 1.85% .................................               --         1.385                   --
    Separate Account Charges 1.90% .................................           97,387         1.190              115,912
    Separate Account Charges 1.95% .................................          312,952         1.382              432,590
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................               --         1.380                   --
    Separate Account Charges 2.15% .................................           37,257         1.378               51,329
    Separate Account Charges 2.35% .................................            8,471         1.373               11,632

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.45% .................................               --      $  1.225        $          --
    Separate Account Charges 1.50% .................................               --         1.124                   --
    Separate Account Charges 1.55% .................................            5,696         1.223                6,967
    Separate Account Charges 1.65% .................................               --         1.221                   --
    Separate Account Charges 1.70% .................................               --         1.121                   --
    Separate Account Charges 1.75% .................................               --         1.219                   --
    Separate Account Charges 1.85% .................................           18,856         1.217               22,948
    Separate Account Charges 1.90% .................................               --         1.119                   --
    Separate Account Charges 1.95% .................................           57,321         1.215               69,643
    Separate Account Charges 2.00% .................................               --         1.060                   --
    Separate Account Charges 2.05% .................................               --         1.213                   --
    Separate Account Charges 2.15% .................................               --         1.211                   --
    Separate Account Charges 2.35% .................................            5,616         1.207                6,777

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................           94,077         1.477              138,998
    Separate Account Charges 1.50% .................................               --         1.247                   --
    Separate Account Charges 1.55% .................................          114,465         1.475              168,838
    Separate Account Charges 1.65% .................................            1,990         1.473                2,931
    Separate Account Charges 1.70% .................................               --         1.244                   --
    Separate Account Charges 1.75% .................................           63,964         1.470               94,033
    Separate Account Charges 1.85% .................................          463,189         1.468              679,791
    Separate Account Charges 1.90% .................................               --         1.241                   --
    Separate Account Charges 1.95% .................................          684,440         1.465            1,002,819
    Separate Account Charges 2.00% .................................               --         1.115                   --
    Separate Account Charges 2.05% .................................           25,584         1.463               37,422
    Separate Account Charges 2.15% .................................           30,180         1.460               44,071
    Separate Account Charges 2.35% .................................               --         1.455                   --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          589,788         1.397              824,042
    Separate Account Charges 1.50% .................................               --         1.206                   --
    Separate Account Charges 1.55% .................................          355,295         1.395              495,590
    Separate Account Charges 1.65% .................................               --         1.392                   --
    Separate Account Charges 1.70% .................................               --         1.203                   --
    Separate Account Charges 1.75% .................................          150,052         1.390              208,600
    Separate Account Charges 1.85% .................................        1,409,479         1.388            1,956,173
    Separate Account Charges 1.90% .................................               --         1.200                   --
    Separate Account Charges 1.95% .................................        1,790,356         1.386            2,480,624
    Separate Account Charges 2.00% .................................               --         1.088                   --
    Separate Account Charges 2.05% .................................           57,392         1.383               79,386
    Separate Account Charges 2.15% .................................          321,685         1.381              444,217
    Separate Account Charges 2.35% .................................           13,443         1.376               18,502

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          421,664      $  1.368        $     576,897
    Separate Account Charges 1.50% .................................               --         1.194                   --
    Separate Account Charges 1.55% .................................        1,304,416         1.366            1,781,653
    Separate Account Charges 1.65% .................................               --         1.364                   --
    Separate Account Charges 1.70% .................................               --         1.191                   --
    Separate Account Charges 1.75% .................................          347,285         1.361              472,758
    Separate Account Charges 1.85% .................................        1,367,881         1.359            1,858,957
    Separate Account Charges 1.90% .................................               --         1.188                   --
    Separate Account Charges 1.95% .................................        1,566,096         1.357            2,124,762
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................           28,482         1.354               38,577
    Separate Account Charges 2.15% .................................          229,732         1.352              310,642
    Separate Account Charges 2.35% .................................           80,577         1.348              108,591

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.45% .................................          163,900         1.638              268,522
    Separate Account Charges 1.50% .................................               --         1.442                   --
    Separate Account Charges 1.55% .................................           84,409         1.636              138,061
    Separate Account Charges 1.65% .................................               --         1.633                   --
    Separate Account Charges 1.70% .................................               --         1.438                   --
    Separate Account Charges 1.75% .................................            3,110         1.630                5,069
    Separate Account Charges 1.85% .................................          272,023         1.627              442,688
    Separate Account Charges 1.90% .................................               --         1.434                   --
    Separate Account Charges 1.95% .................................          289,269         1.625              469,967
    Separate Account Charges 2.00% .................................               --         1.290                   --
    Separate Account Charges 2.05% .................................            1,293         1.622                2,097
    Separate Account Charges 2.15% .................................          188,179         1.619              304,705
    Separate Account Charges 2.35% .................................           21,558         1.614               34,791

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.45% .................................          100,428         1.214              121,895
    Separate Account Charges 1.50% .................................               --         1.126                   --
    Separate Account Charges 1.55% .................................          144,256         1.212              174,797
    Separate Account Charges 1.65% .................................               --         1.210                   --
    Separate Account Charges 1.70% .................................               --         1.123                   --
    Separate Account Charges 1.75% .................................            4,345         1.208                5,247
    Separate Account Charges 1.85% .................................           46,992         1.206               56,655
    Separate Account Charges 1.90% .................................               --         1.120                   --
    Separate Account Charges 1.95% .................................           98,653         1.204              118,742
    Separate Account Charges 2.00% .................................               --         1.024                   --
    Separate Account Charges 2.05% .................................            3,180         1.202                3,821
    Separate Account Charges 2.15% .................................               --         1.200                   --
    Separate Account Charges 2.35% .................................               --         1.196                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.45% .................................          117,603      $  1.411        $     165,905
    Separate Account Charges 1.50% .................................               --         1.177                   --
    Separate Account Charges 1.55% .................................           34,661         1.408               48,815
    Separate Account Charges 1.65% .................................               --         1.406                   --
    Separate Account Charges 1.70% .................................               --         1.174                   --
    Separate Account Charges 1.75% .................................           28,517         1.404               40,027
    Separate Account Charges 1.85% .................................          200,052         1.401              280,332
    Separate Account Charges 1.90% .................................               --         1.171                   --
    Separate Account Charges 1.95% .................................          108,787         1.399              152,187
    Separate Account Charges 2.00% .................................               --         1.096                   --
    Separate Account Charges 2.05% .................................            5,472         1.397                7,642
    Separate Account Charges 2.15% .................................            4,517         1.394                6,298
    Separate Account Charges 2.35% .................................            3,771         1.390                5,240

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................               --         1.331                   --
    Separate Account Charges 1.50% .................................          154,714         1.192              184,363
    Separate Account Charges 1.55% .................................          415,254         1.329              551,805
    Separate Account Charges 1.65% .................................               --         1.327                   --
    Separate Account Charges 1.70% .................................            1,803         1.189                2,143
    Separate Account Charges 1.75% .................................          124,168         1.324              164,450
    Separate Account Charges 1.85% .................................               --         1.322                   --
    Separate Account Charges 1.90% .................................          241,752         1.185              286,593
    Separate Account Charges 1.95% .................................          514,971         1.320              679,769
    Separate Account Charges 2.00% .................................               --         1.075                   --
    Separate Account Charges 2.05% .................................               --         1.318                   --
    Separate Account Charges 2.15% .................................          144,223         1.316              189,741
    Separate Account Charges 2.35% .................................           54,554         1.311               71,533
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................               --         1.468                   --
    Separate Account Charges 1.50% .................................           99,721         1.188              118,478
    Separate Account Charges 1.55% .................................          206,802         1.465              303,038
    Separate Account Charges 1.65% .................................               --         1.463                   --
    Separate Account Charges 1.70% .................................               --         1.185                   --
    Separate Account Charges 1.75% .................................           32,330         1.460               47,217
    Separate Account Charges 1.85% .................................               --         1.458                   --
    Separate Account Charges 1.90% .................................          121,090         1.182              143,126
    Separate Account Charges 1.95% .................................          432,168         1.456              629,049
    Separate Account Charges 2.00% .................................            2,559         1.087                2,782
    Separate Account Charges 2.05% .................................               --         1.453                   --
    Separate Account Charges 2.15% .................................          213,257         1.451              309,372
    Separate Account Charges 2.35% .................................           54,640         1.446               79,000
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          142,873         1.341              191,617
    Separate Account Charges 1.50% .................................               --         1.218                   --
    Separate Account Charges 1.55% .................................          112,508         1.339              150,640
    Separate Account Charges 1.65% .................................               --         1.337                   --
    Separate Account Charges 1.70% .................................               --         1.215                   --
    Separate Account Charges 1.75% .................................           63,087         1.334               84,187

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.85% .................................          631,522      $  1.332        $     841,321
    Separate Account Charges 1.90% .................................               --         1.212                   --
    Separate Account Charges 1.95% .................................          441,851         1.330              587,658
    Separate Account Charges 2.00% .................................               --         1.102                   --
    Separate Account Charges 2.05% .................................           35,914         1.328               47,685
    Separate Account Charges 2.15% .................................           12,854         1.325               17,039
    Separate Account Charges 2.35% .................................               --         1.321                   --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................           23,838         1.820               43,376
    Separate Account Charges 1.50% .................................               --         1.467                   --
    Separate Account Charges 1.55% .................................           21,015         1.816               38,176
    Separate Account Charges 1.65% .................................               --         1.813                   --
    Separate Account Charges 1.70% .................................               --         1.464                   --
    Separate Account Charges 1.75% .................................           12,939         1.810               23,426
    Separate Account Charges 1.85% .................................          123,403         1.807              223,045
    Separate Account Charges 1.90% .................................               --         1.460                   --
    Separate Account Charges 1.95% .................................          123,816         1.804              223,416
    Separate Account Charges 2.00% .................................               --         1.264                   --
    Separate Account Charges 2.05% .................................               --         1.801                   --
    Separate Account Charges 2.15% .................................           11,920         1.798               21,436
    Separate Account Charges 2.35% .................................           20,084         1.792               35,999
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................            1,032         1.564                1,614
    Separate Account Charges 1.50% .................................          129,148         1.301              167,984
    Separate Account Charges 1.55% .................................           97,374         1.562              152,078
    Separate Account Charges 1.65% .................................               --         1.559                   --
    Separate Account Charges 1.70% .................................            1,661         1.297                2,155
    Separate Account Charges 1.75% .................................           13,063         1.557               20,334
    Separate Account Charges 1.85% .................................           57,826         1.554               89,859
    Separate Account Charges 1.90% .................................          151,277         1.294              195,755
    Separate Account Charges 1.95% .................................          416,907         1.551              646,778
    Separate Account Charges 2.00% .................................           14,320         1.158               16,586
    Separate Account Charges 2.05% .................................               --         1.549                   --
    Separate Account Charges 2.15% .................................           36,817         1.546               56,925
    Separate Account Charges 2.35% .................................           81,763         1.541              125,999
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          129,931         1.519              197,407
    Separate Account Charges 1.50% .................................               --         1.271                   --
    Separate Account Charges 1.55% .................................           55,117         1.517               83,602
    Separate Account Charges 1.65% .................................               --         1.514                   --
    Separate Account Charges 1.70% .................................               --         1.268                   --
    Separate Account Charges 1.75% .................................           80,204         1.512              121,246
    Separate Account Charges 1.85% .................................          496,140         1.509              748,771
    Separate Account Charges 1.90% .................................               --         1.264                   --
    Separate Account Charges 1.95% .................................          438,283         1.507              660,348
    Separate Account Charges 2.00% .................................               --         1.122                   --
    Separate Account Charges 2.05% .................................               --         1.504                   --
    Separate Account Charges 2.15% .................................            8,204         1.502               12,319
    Separate Account Charges 2.35% .................................           44,521         1.497               66,631

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................          222,652      $  1.318        $     293,421
    Separate Account Charges 1.50% .................................               --         1.189                   --
    Separate Account Charges 1.55% .................................           42,098         1.316               55,386
    Separate Account Charges 1.65% .................................               --         1.313                   --
    Separate Account Charges 1.70% .................................               --         1.186                   --
    Separate Account Charges 1.75% .................................            2,312         1.311                3,031
    Separate Account Charges 1.85% .................................          519,040         1.309              679,443
    Separate Account Charges 1.90% .................................               --         1.183                   --
    Separate Account Charges 1.95% .................................          337,970         1.307              441,673
    Separate Account Charges 2.00% .................................               --         1.072                   --
    Separate Account Charges 2.05% .................................            4,962         1.305                6,473
    Separate Account Charges 2.15% .................................           49,738         1.302               64,783
    Separate Account Charges 2.35% .................................           51,236         1.298               66,511
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.45% .................................           60,400         1.370               82,773
    Separate Account Charges 1.50% .................................               --         1.160                   --
    Separate Account Charges 1.55% .................................           24,135         1.368               33,020
    Separate Account Charges 1.65% .................................               --         1.366                   --
    Separate Account Charges 1.70% .................................               --         1.157                   --
    Separate Account Charges 1.75% .................................           33,009         1.364               45,009
    Separate Account Charges 1.85% .................................          184,093         1.361              250,600
    Separate Account Charges 1.90% .................................               --         1.154                   --
    Separate Account Charges 1.95% .................................          145,421         1.359              197,628
    Separate Account Charges 2.00% .................................               --         1.056                   --
    Separate Account Charges 2.05% .................................               --         1.357                   --
    Separate Account Charges 2.15% .................................            4,448         1.354                6,025
    Separate Account Charges 2.35% .................................               --         1.350                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.348                   --
    Separate Account Charges 1.50% .................................           81,090         1.155               93,687
    Separate Account Charges 1.55% .................................          265,848         1.346              357,836
    Separate Account Charges 1.65% .................................               --         1.344                   --
    Separate Account Charges 1.70% .................................               --         1.152                   --
    Separate Account Charges 1.75% .................................           12,042         1.342               16,154
    Separate Account Charges 1.85% .................................               --         1.339                   --
    Separate Account Charges 1.90% .................................          126,051         1.149              144,883
    Separate Account Charges 1.95% .................................          629,688         1.337              841,939
    Separate Account Charges 2.00% .................................           15,654         1.055               16,512
    Separate Account Charges 2.05% .................................               --         1.335                   --
    Separate Account Charges 2.15% .................................           32,006         1.333               42,652
    Separate Account Charges 2.35% .................................           37,069         1.328               49,234
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.45% .................................           22,447         1.313               29,483
    Separate Account Charges 1.50% .................................               --         1.162                   --
    Separate Account Charges 1.55% .................................           24,498         1.311               32,125
    Separate Account Charges 1.65% .................................               --         1.309                   --
    Separate Account Charges 1.70% .................................               --         1.159                   --
    Separate Account Charges 1.75% .................................               --         1.307                   --
    Separate Account Charges 1.85% .................................          200,654         1.305              261,797

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (continued)
    Separate Account Charges 1.90% .................................               --      $  1.156        $          --
    Separate Account Charges 1.95% .................................           52,003         1.303               67,736
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................           41,306         1.300               53,712
    Separate Account Charges 2.15% .................................               --         1.298                   --
    Separate Account Charges 2.35% .................................            4,831         1.294                6,250

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           24,643         1.169               28,809
    Separate Account Charges 1.50% .................................               --         1.131                   --
    Separate Account Charges 1.55% .................................           42,678         1.167               49,810
    Separate Account Charges 1.65% .................................               --         1.165                   --
    Separate Account Charges 1.70% .................................               --         1.128                   --
    Separate Account Charges 1.75% .................................               --         1.163                   --
    Separate Account Charges 1.85% .................................           74,567         1.161               86,592
    Separate Account Charges 1.90% .................................               --         1.125                   --
    Separate Account Charges 1.95% .................................          145,167         1.159              168,297
    Separate Account Charges 2.00% .................................               --         1.070                   --
    Separate Account Charges 2.05% .................................            3,288         1.157                3,805
    Separate Account Charges 2.15% .................................               --         1.155                   --
    Separate Account Charges 2.35% .................................               --         1.152                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           10,447         1.343               14,029
    Separate Account Charges 1.50% .................................               --         1.188                   --
    Separate Account Charges 1.55% .................................            1,103         1.341                1,478
    Separate Account Charges 1.65% .................................            2,176         1.338                2,912
    Separate Account Charges 1.70% .................................               --         1.184                   --
    Separate Account Charges 1.75% .................................               --         1.336                   --
    Separate Account Charges 1.85% .................................           46,861         1.334               62,511
    Separate Account Charges 1.90% .................................               --         1.181                   --
    Separate Account Charges 1.95% .................................            3,282         1.332                4,371
    Separate Account Charges 2.00% .................................               --         1.041                   --
    Separate Account Charges 2.05% .................................               --         1.329                   --
    Separate Account Charges 2.15% .................................           17,334         1.327               23,006
    Separate Account Charges 2.35% .................................               --         1.323                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           14,100         1.375               19,387
    Separate Account Charges 1.50% .................................               --         1.075                   --
    Separate Account Charges 1.55% .................................            2,185         1.373                3,000
    Separate Account Charges 1.65% .................................               --         1.370                   --
    Separate Account Charges 1.70% .................................               --         1.072                   --
    Separate Account Charges 1.75% .................................            3,682         1.368                5,037
    Separate Account Charges 1.85% .................................            8,227         1.366               11,236
    Separate Account Charges 1.90% .................................               --         1.069                   --
    Separate Account Charges 1.95% .................................           16,081         1.363               21,926
    Separate Account Charges 2.00% .................................               --         1.054                   --
    Separate Account Charges 2.05% .................................               --         1.361                   --
    Separate Account Charges 2.15% .................................            3,744         1.359                5,087
    Separate Account Charges 2.35% .................................               --         1.354                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.45% .................................            8,257      $  1.293        $      10,673
    Separate Account Charges 1.50% .................................               --         1.140                   --
    Separate Account Charges 1.55% .................................            2,774         1.290                3,580
    Separate Account Charges 1.65% .................................               --         1.288                   --
    Separate Account Charges 1.70% .................................               --         1.137                   --
    Separate Account Charges 1.75% .................................            4,205         1.286                5,409
    Separate Account Charges 1.85% .................................            9,633         1.284               12,368
    Separate Account Charges 1.90% .................................               --         1.134                   --
    Separate Account Charges 1.95% .................................           22,961         1.282               29,432
    Separate Account Charges 2.00% .................................               --         1.089                   --
    Separate Account Charges 2.05% .................................               --         1.280                   --
    Separate Account Charges 2.15% .................................               --         1.278                   --
    Separate Account Charges 2.35% .................................               --         1.273                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.45% .................................           11,386         1.512               17,216
    Separate Account Charges 1.50% .................................               --         1.248                   --
    Separate Account Charges 1.55% .................................           11,887         1.510               17,944
    Separate Account Charges 1.65% .................................               --         1.507                   --
    Separate Account Charges 1.70% .................................               --         1.245                   --
    Separate Account Charges 1.75% .................................               --         1.505                   --
    Separate Account Charges 1.85% .................................           92,632         1.502              139,137
    Separate Account Charges 1.90% .................................               --         1.242                   --
    Separate Account Charges 1.95% .................................          132,785         1.499              199,116
    Separate Account Charges 2.00% .................................               --         1.128                   --
    Separate Account Charges 2.05% .................................            1,074         1.497                1,608
    Separate Account Charges 2.15% .................................           45,872         1.495               68,558
    Separate Account Charges 2.35% .................................               --         1.490                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.45% .................................           88,933         1.381              122,839
    Separate Account Charges 1.50% .................................               --         1.232                   --
    Separate Account Charges 1.55% .................................           28,467         1.379               39,254
    Separate Account Charges 1.65% .................................            6,438         1.377                8,863
    Separate Account Charges 1.70% .................................               --         1.229                   --
    Separate Account Charges 1.75% .................................           90,561         1.374              124,463
    Separate Account Charges 1.85% .................................          264,295         1.372              362,632
    Separate Account Charges 1.90% .................................               --         1.225                   --
    Separate Account Charges 1.95% .................................          293,959         1.370              402,661
    Separate Account Charges 2.00% .................................               --         1.102                   --
    Separate Account Charges 2.05% .................................               --         1.367                   --
    Separate Account Charges 2.15% .................................          100,936         1.365              137,801
    Separate Account Charges 2.35% .................................           12,879         1.361               17,524

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.45% .................................          126,076      $  1.539        $     194,090
    Separate Account Charges 1.50% .................................               --         1.350                   --
    Separate Account Charges 1.55% .................................           64,400         1.537               98,976
    Separate Account Charges 1.65% .................................               --         1.534                   --
    Separate Account Charges 1.70% .................................               --         1.347                   --
    Separate Account Charges 1.75% .................................           66,297         1.532              101,553
    Separate Account Charges 1.85% .................................          160,334         1.529              245,188
    Separate Account Charges 1.90% .................................               --         1.343                   --
    Separate Account Charges 1.95% .................................          429,111         1.527              655,112
    Separate Account Charges 2.00% .................................               --         1.163                   --
    Separate Account Charges 2.05% .................................            9,979         1.524               15,209
    Separate Account Charges 2.15% .................................          126,802         1.522              192,942
    Separate Account Charges 2.35% .................................           34,325         1.516               52,055

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.45% .................................            9,394         1.214               11,408
    Separate Account Charges 1.50% .................................               --         1.214                   --
    Separate Account Charges 1.55% .................................          119,513         1.213              144,972
    Separate Account Charges 1.65% .................................               --         1.212                   --
    Separate Account Charges 1.70% .................................               --         1.211                   --
    Separate Account Charges 1.75% .................................           60,159         1.210               72,813
    Separate Account Charges 1.85% .................................           77,259         1.209               93,406
    Separate Account Charges 1.90% .................................               --         1.208                   --
    Separate Account Charges 1.95% .................................          321,887         1.208              388,727
    Separate Account Charges 2.00% .................................               --         1.119                   --
    Separate Account Charges 2.05% .................................               --         1.206                   --
    Separate Account Charges 2.15% .................................          184,240         1.205              222,006
    Separate Account Charges 2.35% .................................           44,792         1.202               53,854
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.45% .................................           21,992         1.213               26,667
    Separate Account Charges 1.50% .................................               --         1.212                   --
    Separate Account Charges 1.55% .................................           33,250         1.211               40,272
    Separate Account Charges 1.65% .................................               --         1.210                   --
    Separate Account Charges 1.70% .................................               --         1.209                   --
    Separate Account Charges 1.75% .................................               --         1.208                   --
    Separate Account Charges 1.85% .................................           53,296         1.207               64,337
    Separate Account Charges 1.90% .................................               --         1.206                   --
    Separate Account Charges 1.95% .................................          204,349         1.206              246,409
    Separate Account Charges 2.00% .................................               --         1.121                   --
    Separate Account Charges 2.05% .................................            1,347         1.204                1,622
    Separate Account Charges 2.15% .................................          178,587         1.203              214,867
    Separate Account Charges 2.35% .................................           18,429         1.200               22,124

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --      $  1.297        $          --
    Separate Account Charges 1.50% .................................           37,628         1.144               43,064
    Separate Account Charges 1.55% .................................          245,463         1.295              317,756
    Separate Account Charges 1.65% .................................               --         1.292                   --
    Separate Account Charges 1.70% .................................               --         1.141                   --
    Separate Account Charges 1.75% .................................           51,687         1.290               66,685
    Separate Account Charges 1.85% .................................               --         1.288                   --
    Separate Account Charges 1.90% .................................           60,740         1.139               69,156
    Separate Account Charges 1.95% .................................          255,294         1.286              328,275
    Separate Account Charges 2.00% .................................               --         1.049                   --
    Separate Account Charges 2.05% .................................               --         1.284                   --
    Separate Account Charges 2.15% .................................          109,171         1.282              139,909
    Separate Account Charges 2.35% .................................            9,484         1.277               12,114
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --         1.657                   --
    Separate Account Charges 1.50% .................................           33,598         1.354               45,479
    Separate Account Charges 1.55% .................................           91,372         1.654              151,151
    Separate Account Charges 1.65% .................................               --         1.651                   --
    Separate Account Charges 1.70% .................................               --         1.350                   --
    Separate Account Charges 1.75% .................................           24,545         1.649               40,469
    Separate Account Charges 1.85% .................................               --         1.646                   --
    Separate Account Charges 1.90% .................................           52,081         1.347               70,136
    Separate Account Charges 1.95% .................................           98,466         1.643              161,803
    Separate Account Charges 2.00% .................................               --         1.171                   --
    Separate Account Charges 2.05% .................................               --         1.640                   --
    Separate Account Charges 2.15% .................................           24,752         1.638               40,539
    Separate Account Charges 2.35% .................................            1,425         1.632                2,327
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --         1.054                   --
    Separate Account Charges 1.50% .................................               --         1.053                   --
    Separate Account Charges 1.55% .................................               --         1.053                   --
    Separate Account Charges 1.65% .................................               --         1.052                   --
    Separate Account Charges 1.70% .................................               --         1.052                   --
    Separate Account Charges 1.75% .................................               --         1.052                   --
    Separate Account Charges 1.85% .................................           22,074         1.051               23,199
    Separate Account Charges 1.90% .................................               --         1.051                   --
    Separate Account Charges 1.95% .................................            1,267         1.050                1,331
    Separate Account Charges 2.00% .................................               --         1.065                   --
    Separate Account Charges 2.05% .................................               --         1.050                   --
    Separate Account Charges 2.15% .................................               --         1.049                   --
    Separate Account Charges 2.35% .................................               --         1.047                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.45% .................................          437,688         1.124              492,148
    Separate Account Charges 1.50% .................................               --         1.106                   --
    Separate Account Charges 1.55% .................................           69,573         1.122               78,099
    Separate Account Charges 1.65% .................................            7,724         1.121                8,656
    Separate Account Charges 1.70% .................................               --         1.103                   --
    Separate Account Charges 1.75% .................................           41,178         1.119               46,070

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 1.85% .................................          268,279      $  1.117        $     299,649
    Separate Account Charges 1.90% .................................               --         1.100                   --
    Separate Account Charges 1.95% .................................          671,266         1.115              748,502
    Separate Account Charges 2.00% .................................               --         1.070                   --
    Separate Account Charges 2.05% .................................               --         1.113                   --
    Separate Account Charges 2.15% .................................          154,370         1.111              171,556
    Separate Account Charges 2.35% .................................           30,814         1.107               34,130
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.45% .................................        1,753,870         1.048            1,838,428
    Separate Account Charges 1.50% .................................               --         1.046                   --
    Separate Account Charges 1.55% .................................          248,742         1.046              260,297
    Separate Account Charges 1.65% .................................            2,043         1.045                2,135
    Separate Account Charges 1.70% .................................               --         1.044                   --
    Separate Account Charges 1.75% .................................          270,665         1.043              282,284
    Separate Account Charges 1.85% .................................          617,042         1.041              642,449
    Separate Account Charges 1.90% .................................               --         1.041                   --
    Separate Account Charges 1.95% .................................          895,412         1.039              930,710
    Separate Account Charges 2.00% .................................               --         1.046                   --
    Separate Account Charges 2.05% .................................           20,501         1.038               21,273
    Separate Account Charges 2.15% .................................          254,486         1.036              263,633
    Separate Account Charges 2.35% .................................          113,846         1.032              117,543

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.012                   --
    Separate Account Charges 1.50% .................................          215,878         1.023              220,785
    Separate Account Charges 1.55% .................................          186,533         1.010              188,412
    Separate Account Charges 1.65% .................................               --         1.008                   --
    Separate Account Charges 1.70% .................................               --         1.020                   --
    Separate Account Charges 1.75% .................................           17,719         1.007               17,838
    Separate Account Charges 1.85% .................................               --         1.005                   --
    Separate Account Charges 1.90% .................................          131,510         1.017              133,806
    Separate Account Charges 1.95% .................................          337,371         1.003              338,504
    Separate Account Charges 2.00% .................................            1,323         1.035                1,368
    Separate Account Charges 2.05% .................................               --         1.002                   --
    Separate Account Charges 2.15% .................................           97,848         1.000               97,849
    Separate Account Charges 2.35% .................................           10,240         0.997               10,207
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.145                   --
    Separate Account Charges 1.50% .................................          293,506         1.085              318,365
    Separate Account Charges 1.55% .................................           57,039         1.143               65,207
    Separate Account Charges 1.65% .................................               --         1.141                   --
    Separate Account Charges 1.70% .................................            3,889         1.082                4,208
    Separate Account Charges 1.75% .................................           10,105         1.139               11,513
    Separate Account Charges 1.85% .................................               --         1.137                   --
    Separate Account Charges 1.90% .................................               --         1.079                   --
    Separate Account Charges 1.95% .................................          169,201         1.136              192,145
    Separate Account Charges 2.00% .................................               --         1.028                   --
    Separate Account Charges 2.05% .................................               --         1.134                   --
    Separate Account Charges 2.15% .................................          111,303         1.132              125,974
    Separate Account Charges 2.35% .................................           75,184         1.128               84,811

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.767        $          --
    Separate Account Charges 1.50% .................................           97,075         1.406              136,455
    Separate Account Charges 1.55% .................................           28,063         1.765               49,520
    Separate Account Charges 1.65% .................................               --         1.762                   --
    Separate Account Charges 1.70% .................................            1,565         1.402                2,194
    Separate Account Charges 1.75% .................................            6,215         1.759               10,931
    Separate Account Charges 1.85% .................................               --         1.756                   --
    Separate Account Charges 1.90% .................................           71,406         1.398               99,855
    Separate Account Charges 1.95% .................................          110,605         1.753              193,872
    Separate Account Charges 2.00% .................................            2,212         1.298                2,871
    Separate Account Charges 2.05% .................................               --         1.750                   --
    Separate Account Charges 2.15% .................................           25,287         1.747               44,177
    Separate Account Charges 2.35% .................................              296         1.741                  515
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.379                   --
    Separate Account Charges 1.50% .................................          166,783         1.249              208,387
    Separate Account Charges 1.55% .................................          227,382         1.377              313,051
    Separate Account Charges 1.65% .................................               --         1.374                   --
    Separate Account Charges 1.70% .................................            5,129         1.246                6,392
    Separate Account Charges 1.75% .................................           83,681         1.372              114,825
    Separate Account Charges 1.85% .................................               --         1.370                   --
    Separate Account Charges 1.90% .................................           75,423         1.243               93,751
    Separate Account Charges 1.95% .................................          692,709         1.368              947,360
    Separate Account Charges 2.00% .................................           12,134         1.127               13,678
    Separate Account Charges 2.05% .................................               --         1.365                   --
    Separate Account Charges 2.15% .................................          115,486         1.363              157,414
    Separate Account Charges 2.35% .................................           33,086         1.358               44,948
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.496                   --
    Separate Account Charges 1.50% .................................               --         1.371                   --
    Separate Account Charges 1.55% .................................           11,186         1.493               16,704
    Separate Account Charges 1.65% .................................               --         1.491                   --
    Separate Account Charges 1.70% .................................               --         1.367                   --
    Separate Account Charges 1.75% .................................               --         1.488                   --
    Separate Account Charges 1.85% .................................               --         1.486                   --
    Separate Account Charges 1.90% .................................           35,345         1.363               48,192
    Separate Account Charges 1.95% .................................           13,114         1.483               19,453
    Separate Account Charges 2.00% .................................               --         1.180                   --
    Separate Account Charges 2.05% .................................               --         1.481                   --
    Separate Account Charges 2.15% .................................            4,088         1.478                6,044
    Separate Account Charges 2.35% .................................            3,796         1.473                5,593
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.327                   --
    Separate Account Charges 1.50% .................................          209,976         1.195              250,946
    Separate Account Charges 1.55% .................................          827,946         1.324            1,096,599
    Separate Account Charges 1.65% .................................               --         1.322                   --
    Separate Account Charges 1.70% .................................            5,362         1.192                6,391
    Separate Account Charges 1.75% .................................          106,162         1.320              140,140
    Separate Account Charges 1.85% .................................               --         1.318                   --
    Separate Account Charges 1.90% .................................          188,505         1.189              224,122

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.95% .................................          961,341      $  1.316        $   1,264,784
    Separate Account Charges 2.00% .................................            3,834         1.093                4,189
    Separate Account Charges 2.05% .................................               --         1.313                   --
    Separate Account Charges 2.15% .................................          116,524         1.311              152,790
    Separate Account Charges 2.35% .................................          123,551         1.307              161,462
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.210                   --
    Separate Account Charges 1.50% .................................           57,516         1.094               62,913
    Separate Account Charges 1.55% .................................           60,163         1.208               72,693
    Separate Account Charges 1.65% .................................               --         1.206                   --
    Separate Account Charges 1.70% .................................            5,895         1.091                6,431
    Separate Account Charges 1.75% .................................           70,216         1.204               84,556
    Separate Account Charges 1.85% .................................               --         1.202                   --
    Separate Account Charges 1.90% .................................            3,483         1.088                3,790
    Separate Account Charges 1.95% .................................          283,331         1.200              340,063
    Separate Account Charges 2.00% .................................               --         1.083                   --
    Separate Account Charges 2.05% .................................               --         1.198                   --
    Separate Account Charges 2.15% .................................          117,442         1.196              140,488
    Separate Account Charges 2.35% .................................           30,853         1.192               36,785
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.225                   --
    Separate Account Charges 1.50% .................................           83,301         1.132               94,299
    Separate Account Charges 1.55% .................................        1,312,794         1.223            1,605,392
    Separate Account Charges 1.65% .................................               --         1.221                   --
    Separate Account Charges 1.70% .................................            1,866         1.129                2,107
    Separate Account Charges 1.75% .................................          623,370         1.219              759,765
    Separate Account Charges 1.85% .................................               --         1.217                   --
    Separate Account Charges 1.90% .................................           59,515         1.126               67,025
    Separate Account Charges 1.95% .................................        1,571,510         1.215            1,908,991
    Separate Account Charges 2.00% .................................               --         1.087                   --
    Separate Account Charges 2.05% .................................               --         1.213                   --
    Separate Account Charges 2.15% .................................          390,240         1.211              472,468
    Separate Account Charges 2.35% .................................          383,946         1.207              463,300
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.506                   --
    Separate Account Charges 1.50% .................................           11,032         1.345               14,839
    Separate Account Charges 1.55% .................................           13,236         1.504               19,905
    Separate Account Charges 1.65% .................................               --         1.501                   --
    Separate Account Charges 1.70% .................................            3,236         1.342                4,342
    Separate Account Charges 1.75% .................................            9,496         1.499               14,233
    Separate Account Charges 1.85% .................................               --         1.496                   --
    Separate Account Charges 1.90% .................................           26,419         1.338               35,352
    Separate Account Charges 1.95% .................................          272,265         1.494              406,732
    Separate Account Charges 2.00% .................................           11,702         1.173               13,722
    Separate Account Charges 2.05% .................................               --         1.491                   --
    Separate Account Charges 2.15% .................................           77,852         1.489              115,913
    Separate Account Charges 2.35% .................................               --         1.484                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.590        $          --
    Separate Account Charges 1.50% .................................           92,801         1.357              125,894
    Separate Account Charges 1.55% .................................          221,978         1.587              352,295
    Separate Account Charges 1.65% .................................               --         1.584                   --
    Separate Account Charges 1.70% .................................               --         1.353                   --
    Separate Account Charges 1.75% .................................           96,330         1.582              152,371
    Separate Account Charges 1.85% .................................               --         1.579                   --
    Separate Account Charges 1.90% .................................          103,147         1.350              139,208
    Separate Account Charges 1.95% .................................          673,155         1.576            1,061,216
    Separate Account Charges 2.00% .................................           18,065         1.146               20,700
    Separate Account Charges 2.05% .................................               --         1.574                   --
    Separate Account Charges 2.15% .................................          204,223         1.571              320,879
    Separate Account Charges 2.35% .................................           92,690         1.566              145,149
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.096                   --
    Separate Account Charges 1.50% .................................           55,611         1.096               60,942
    Separate Account Charges 1.55% .................................           55,286         1.095               60,563
    Separate Account Charges 1.65% .................................               --         1.095                   --
    Separate Account Charges 1.70% .................................               --         1.094                   --
    Separate Account Charges 1.75% .................................               --         1.094                   --
    Separate Account Charges 1.85% .................................               --         1.093                   --
    Separate Account Charges 1.90% .................................           49,827         1.092               54,431
    Separate Account Charges 1.95% .................................           66,258         1.092               72,351
    Separate Account Charges 2.00% .................................               --         1.072                   --
    Separate Account Charges 2.05% .................................               --         1.091                   --
    Separate Account Charges 2.15% .................................           16,725         1.090               18,234
    Separate Account Charges 2.35% .................................           11,688         1.088               12,722
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.002                   --
    Separate Account Charges 1.50% .................................               --         1.002                   --
    Separate Account Charges 1.55% .................................               --         1.002                   --
    Separate Account Charges 1.65% .................................               --         1.001                   --
    Separate Account Charges 1.70% .................................               --         1.000                   --
    Separate Account Charges 1.75% .................................               --         1.000                   --
    Separate Account Charges 1.85% .................................               --         0.999                   --
    Separate Account Charges 1.90% .................................               --         0.999                   --
    Separate Account Charges 1.95% .................................            1,739         0.998                1,736
    Separate Account Charges 2.00% .................................            6,910         0.994                6,869
    Separate Account Charges 2.05% .................................               --         0.998                   --
    Separate Account Charges 2.15% .................................            9,266         0.997                9,236
    Separate Account Charges 2.35% .................................           20,169         0.995               20,073
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.075                   --
    Separate Account Charges 1.50% .................................           56,059         1.074               60,213
    Separate Account Charges 1.55% .................................           48,035         1.074               51,574
    Separate Account Charges 1.65% .................................               --         1.073                   --
    Separate Account Charges 1.70% .................................            3,987         1.072                4,276
    Separate Account Charges 1.75% .................................               --         1.072                   --
    Separate Account Charges 1.85% .................................               --         1.071                   --
    Separate Account Charges 1.90% .................................           41,335         1.071               44,258

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.95% .................................            1,637      $  1.070        $       1,753
    Separate Account Charges 2.00% .................................           20,313         1.012               20,566
    Separate Account Charges 2.05% .................................               --         1.069                   --
    Separate Account Charges 2.15% .................................               --         1.069                   --
    Separate Account Charges 2.35% .................................            1,971         1.067                2,103
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.684                   --
    Separate Account Charges 1.50% .................................            4,831         1.470                7,101
    Separate Account Charges 1.55% .................................           17,124         1.681               28,791
    Separate Account Charges 1.65% .................................               --         1.678                   --
    Separate Account Charges 1.70% .................................               --         1.466                   --
    Separate Account Charges 1.75% .................................           47,378         1.676               79,388
    Separate Account Charges 1.85% .................................               --         1.673                   --
    Separate Account Charges 1.90% .................................          107,127         1.462              156,648
    Separate Account Charges 1.95% .................................           93,070         1.670              155,433
    Separate Account Charges 2.00% .................................            5,273         1.311                6,912
    Separate Account Charges 2.05% .................................               --         1.667                   --
    Separate Account Charges 2.15% .................................           53,965         1.664               89,823
    Separate Account Charges 2.35% .................................           24,706         1.659               40,987
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.602                   --
    Separate Account Charges 1.50% .................................           35,210         1.300               45,772
    Separate Account Charges 1.55% .................................           92,203         1.599              147,455
    Separate Account Charges 1.65% .................................               --         1.597                   --
    Separate Account Charges 1.70% .................................            1,654         1.297                2,145
    Separate Account Charges 1.75% .................................           43,253         1.594               68,943
    Separate Account Charges 1.85% .................................               --         1.591                   --
    Separate Account Charges 1.90% .................................           20,684         1.293               26,749
    Separate Account Charges 1.95% .................................          237,395         1.589              377,133
    Separate Account Charges 2.00% .................................               --         1.156                   --
    Separate Account Charges 2.05% .................................               --         1.586                   --
    Separate Account Charges 2.15% .................................           49,786         1.583               78,827
    Separate Account Charges 2.35% .................................           46,571         1.578               73,493
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.435                   --
    Separate Account Charges 1.50% .................................               --         1.185                   --
    Separate Account Charges 1.55% .................................            4,694         1.433                6,725
    Separate Account Charges 1.65% .................................               --         1.430                   --
    Separate Account Charges 1.70% .................................               --         1.181                   --
    Separate Account Charges 1.75% .................................           18,870         1.428               26,947
    Separate Account Charges 1.85% .................................               --         1.426                   --
    Separate Account Charges 1.90% .................................               --         1.178                   --
    Separate Account Charges 1.95% .................................          122,809         1.423              174,790
    Separate Account Charges 2.00% .................................               --         1.110                   --
    Separate Account Charges 2.05% .................................               --         1.421                   --
    Separate Account Charges 2.15% .................................            3,005         1.418                4,262
    Separate Account Charges 2.35% .................................               --         1.414                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.181        $          --
    Separate Account Charges 1.50% .................................          185,891         1.144              212,626
    Separate Account Charges 1.55% .................................          434,953         1.179              512,941
    Separate Account Charges 1.65% .................................               --         1.177                   --
    Separate Account Charges 1.70% .................................               --         1.141                   --
    Separate Account Charges 1.75% .................................           84,733         1.175               99,593
    Separate Account Charges 1.85% .................................               --         1.173                   --
    Separate Account Charges 1.90% .................................          166,324         1.138              189,264
    Separate Account Charges 1.95% .................................        1,066,989         1.171            1,249,932
    Separate Account Charges 2.00% .................................           27,460         1.100               30,220
    Separate Account Charges 2.05% .................................               --         1.169                   --
    Separate Account Charges 2.15% .................................          131,144         1.168              153,117
    Separate Account Charges 2.35% .................................           29,900         1.164               34,793
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.309                   --
    Separate Account Charges 1.50% .................................          160,295         1.205              193,107
    Separate Account Charges 1.55% .................................           49,476         1.307               64,668
    Separate Account Charges 1.65% .................................               --         1.305                   --
    Separate Account Charges 1.70% .................................               --         1.202                   --
    Separate Account Charges 1.75% .................................          217,199         1.303              282,951
    Separate Account Charges 1.85% .................................               --         1.301                   --
    Separate Account Charges 1.90% .................................          114,545         1.198              137,281
    Separate Account Charges 1.95% .................................          291,724         1.298              378,767
    Separate Account Charges 2.00% .................................            3,856         1.088                4,197
    Separate Account Charges 2.05% .................................               --         1.296                   --
    Separate Account Charges 2.15% .................................            4,232         1.294                5,477
    Separate Account Charges 2.35% .................................          111,523         1.290              143,837

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.45% .................................           19,671         1.482               29,162
    Separate Account Charges 1.50% .................................               --         1.297                   --
    Separate Account Charges 1.55% .................................            3,904         1.480                5,778
    Separate Account Charges 1.65% .................................               --         1.478                   --
    Separate Account Charges 1.70% .................................               --         1.294                   --
    Separate Account Charges 1.75% .................................               --         1.475                   --
    Separate Account Charges 1.85% .................................           41,168         1.473               60,625
    Separate Account Charges 1.90% .................................               --         1.290                   --
    Separate Account Charges 1.95% .................................           21,554         1.470               31,688
    Separate Account Charges 2.00% .................................               --         1.161                   --
    Separate Account Charges 2.05% .................................              737         1.468                1,082
    Separate Account Charges 2.15% .................................            4,750         1.465                6,960
    Separate Account Charges 2.35% .................................               --         1.460                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.45% .................................          126,858      $  1.780        $     225,818
    Separate Account Charges 1.50% .................................               --         1.434                   --
    Separate Account Charges 1.55% .................................           57,146         1.777              101,555
    Separate Account Charges 1.65% .................................               --         1.774                   --
    Separate Account Charges 1.70% .................................               --         1.431                   --
    Separate Account Charges 1.75% .................................            3,954         1.771                7,003
    Separate Account Charges 1.85% .................................          147,490         1.768              260,794
    Separate Account Charges 1.90% .................................               --         1.427                   --
    Separate Account Charges 1.95% .................................          126,792         1.765              223,819
    Separate Account Charges 2.00% .................................               --         1.195                   --
    Separate Account Charges 2.05% .................................           22,493         1.762               39,639
    Separate Account Charges 2.15% .................................           64,983         1.759              114,328
    Separate Account Charges 2.35% .................................           29,054         1.753               50,946

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.45% .................................           92,696         1.400              129,787
    Separate Account Charges 1.50% .................................               --         1.185                   --
    Separate Account Charges 1.55% .................................           53,855         1.398               75,278
    Separate Account Charges 1.65% .................................               --         1.395                   --
    Separate Account Charges 1.70% .................................               --         1.182                   --
    Separate Account Charges 1.75% .................................           23,612         1.393               32,893
    Separate Account Charges 1.85% .................................          313,385         1.391              435,851
    Separate Account Charges 1.90% .................................               --         1.179                   --
    Separate Account Charges 1.95% .................................          152,707         1.388              212,027
    Separate Account Charges 2.00% .................................               --         1.059                   --
    Separate Account Charges 2.05% .................................               --         1.386                   --
    Separate Account Charges 2.15% .................................           39,808         1.384               55,087
    Separate Account Charges 2.35% .................................            9,116         1.379               12,572
  Investors Fund - Class I
    Separate Account Charges 1.45% .................................          118,997         1.387              165,050
    Separate Account Charges 1.50% .................................               --         1.216                   --
    Separate Account Charges 1.55% .................................          100,279         1.385              138,855
    Separate Account Charges 1.65% .................................           10,133         1.382               14,007
    Separate Account Charges 1.70% .................................               --         1.212                   --
    Separate Account Charges 1.75% .................................            8,137         1.380               11,230
    Separate Account Charges 1.85% .................................          252,036         1.378              347,244
    Separate Account Charges 1.90% .................................               --         1.209                   --
    Separate Account Charges 1.95% .................................          183,675         1.375              252,636
    Separate Account Charges 2.00% .................................               --         1.082                   --
    Separate Account Charges 2.05% .................................               --         1.373                   --
    Separate Account Charges 2.15% .................................           68,803         1.371               94,318
    Separate Account Charges 2.35% .................................               --         1.366                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.45% .................................           77,067         1.297               99,949
    Separate Account Charges 1.50% .................................               --         1.089                   --
    Separate Account Charges 1.55% .................................          230,719         1.295              298,719
    Separate Account Charges 1.65% .................................               --         1.293                   --
    Separate Account Charges 1.70% .................................               --         1.087                   --
    Separate Account Charges 1.75% .................................          110,001         1.290              141,945

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.85% .................................          224,333      $  1.288        $     288,993
    Separate Account Charges 1.90% .................................               --         1.084                   --
    Separate Account Charges 1.95% .................................          381,924         1.286              491,189
    Separate Account Charges 2.00% .................................               --         0.993                   --
    Separate Account Charges 2.05% .................................            2,981         1.284                3,827
    Separate Account Charges 2.15% .................................               --         1.282                   --
    Separate Account Charges 2.35% .................................            4,884         1.278                6,240
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.45% .................................           74,428         1.624              120,846
    Separate Account Charges 1.50% .................................               --         1.264                   --
    Separate Account Charges 1.55% .................................           91,684         1.621              148,614
    Separate Account Charges 1.65% .................................               --         1.618                   --
    Separate Account Charges 1.70% .................................               --         1.261                   --
    Separate Account Charges 1.75% .................................           15,280         1.615               24,685
    Separate Account Charges 1.85% .................................          331,918         1.613              535,328
    Separate Account Charges 1.90% .................................               --         1.258                   --
    Separate Account Charges 1.95% .................................          260,079         1.610              418,759
    Separate Account Charges 2.00% .................................               --         1.168                   --
    Separate Account Charges 2.05% .................................               --         1.607                   --
    Separate Account Charges 2.15% .................................           48,181         1.605               77,318
    Separate Account Charges 2.35% .................................            9,786         1.599               15,651
  Total Return Fund - Class II
    Separate Account Charges 1.45% .................................               --         1.193                   --
    Separate Account Charges 1.50% .................................              971         1.135                1,102
    Separate Account Charges 1.55% .................................          122,812         1.191              146,243
    Separate Account Charges 1.65% .................................               --         1.189                   --
    Separate Account Charges 1.70% .................................               --         1.132                   --
    Separate Account Charges 1.75% .................................           54,933         1.187               65,195
    Separate Account Charges 1.85% .................................               --         1.185                   --
    Separate Account Charges 1.90% .................................               96         1.129                  108
    Separate Account Charges 1.95% .................................          132,002         1.183              156,141
    Separate Account Charges 2.00% .................................               --         1.056                   --
    Separate Account Charges 2.05% .................................               --         1.181                   --
    Separate Account Charges 2.15% .................................           38,367         1.179               45,231
    Separate Account Charges 2.35% .................................           25,639         1.175               30,126

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.45% .................................          164,856         1.196              197,174
    Separate Account Charges 1.50% .................................               --         1.127                   --
    Separate Account Charges 1.55% .................................          116,321         1.194              138,889
    Separate Account Charges 1.65% .................................            6,987         1.192                8,328
    Separate Account Charges 1.70% .................................               --         1.124                   --
    Separate Account Charges 1.75% .................................           20,911         1.190               24,885
    Separate Account Charges 1.85% .................................          210,015         1.188              249,508
    Separate Account Charges 1.90% .................................               --         1.121                   --
    Separate Account Charges 1.95% .................................          452,909         1.186              537,170
    Separate Account Charges 2.00% .................................               --         1.044                   --
    Separate Account Charges 2.05% .................................           12,267         1.184               14,524
    Separate Account Charges 2.15% .................................          105,380         1.182              124,569
    Separate Account Charges 2.35% .................................          137,979         1.178              162,557

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.45% .................................           81,623      $  1.493        $     121,851
    Separate Account Charges 1.50% .................................               --         1.264                   --
    Separate Account Charges 1.55% .................................           30,068         1.490               44,812
    Separate Account Charges 1.65% .................................            4,013         1.488                5,971
    Separate Account Charges 1.70% .................................               --         1.261                   --
    Separate Account Charges 1.75% .................................           16,990         1.485               25,236
    Separate Account Charges 1.85% .................................          203,618         1.483              301,941
    Separate Account Charges 1.90% .................................               --         1.258                   --
    Separate Account Charges 1.95% .................................           61,285         1.480               90,726
    Separate Account Charges 2.00% .................................               --         1.121                   --
    Separate Account Charges 2.05% .................................               --         1.478                   --
    Separate Account Charges 2.15% .................................               --         1.475                   --
    Separate Account Charges 2.35% .................................           54,685         1.470               80,415
  Equity Income Portfolio
    Separate Account Charges 1.45% .................................          246,109         1.338              329,409
    Separate Account Charges 1.50% .................................               --         1.194                   --
    Separate Account Charges 1.55% .................................           52,629         1.336               70,326
    Separate Account Charges 1.65% .................................               --         1.334                   --
    Separate Account Charges 1.70% .................................               --         1.191                   --
    Separate Account Charges 1.75% .................................               --         1.332                   --
    Separate Account Charges 1.85% .................................          479,721         1.330              637,800
    Separate Account Charges 1.90% .................................               --         1.187                   --
    Separate Account Charges 1.95% .................................          352,257         1.327              467,555
    Separate Account Charges 2.00% .................................               --         1.104                   --
    Separate Account Charges 2.05% .................................           11,007         1.325               14,585
    Separate Account Charges 2.15% .................................           67,237         1.323               88,946
    Separate Account Charges 2.35% .................................            9,604         1.318               12,662
  Federated High Yield Portfolio
    Separate Account Charges 1.45% .................................          184,369         1.207              222,577
    Separate Account Charges 1.50% .................................               --         1.147                   --
    Separate Account Charges 1.55% .................................           68,687         1.205               82,782
    Separate Account Charges 1.65% .................................               --         1.203                   --
    Separate Account Charges 1.70% .................................               --         1.144                   --
    Separate Account Charges 1.75% .................................           71,537         1.201               85,928
    Separate Account Charges 1.85% .................................          262,881         1.199              315,235
    Separate Account Charges 1.90% .................................               --         1.141                   --
    Separate Account Charges 1.95% .................................          309,883         1.197              370,982
    Separate Account Charges 2.00% .................................               --         1.080                   --
    Separate Account Charges 2.05% .................................            4,629         1.195                5,532
    Separate Account Charges 2.15% .................................          120,343         1.193              143,589
    Separate Account Charges 2.35% .................................           19,127         1.189               22,745
  Federated Stock Portfolio
    Separate Account Charges 1.45% .................................            2,360         1.364                3,220
    Separate Account Charges 1.50% .................................               --         1.231                   --
    Separate Account Charges 1.55% .................................               --         1.362                   --
    Separate Account Charges 1.65% .................................               --         1.360                   --
    Separate Account Charges 1.70% .................................               --         1.227                   --
    Separate Account Charges 1.75% .................................               --         1.358                   --
    Separate Account Charges 1.85% .................................           40,321         1.355               54,650
    Separate Account Charges 1.90% .................................               --         1.224                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 1.95% .................................           75,190      $  1.353        $     101,738
    Separate Account Charges 2.00% .................................               --         1.081                   --
    Separate Account Charges 2.05% .................................               --         1.351                   --
    Separate Account Charges 2.15% .................................           20,771         1.349               28,011
    Separate Account Charges 2.35% .................................               --         1.344                   --
  Large Cap Portfolio
    Separate Account Charges 1.45% .................................           54,441         1.249               67,995
    Separate Account Charges 1.50% .................................               --         1.135                   --
    Separate Account Charges 1.55% .................................            4,393         1.247                5,477
    Separate Account Charges 1.65% .................................           11,425         1.245               14,221
    Separate Account Charges 1.70% .................................               --         1.133                   --
    Separate Account Charges 1.75% .................................               --         1.243                   --
    Separate Account Charges 1.85% .................................          155,775         1.241              193,258
    Separate Account Charges 1.90% .................................               --         1.130                   --
    Separate Account Charges 1.95% .................................           53,294         1.239               66,007
    Separate Account Charges 2.00% .................................               --         1.050                   --
    Separate Account Charges 2.05% .................................            2,610         1.236                3,228
    Separate Account Charges 2.15% .................................            7,527         1.234                9,291
    Separate Account Charges 2.35% .................................            2,957         1.230                3,638
  Lazard International Stock Portfolio
    Separate Account Charges 1.45% .................................           41,940         1.446               60,626
    Separate Account Charges 1.50% .................................               --         1.289                   --
    Separate Account Charges 1.55% .................................           24,977         1.443               36,046
    Separate Account Charges 1.65% .................................            3,253         1.441                4,687
    Separate Account Charges 1.70% .................................               --         1.286                   --
    Separate Account Charges 1.75% .................................            6,223         1.438                8,950
    Separate Account Charges 1.85% .................................          143,164         1.436              205,568
    Separate Account Charges 1.90% .................................               --         1.282                   --
    Separate Account Charges 1.95% .................................          106,614         1.433              152,832
    Separate Account Charges 2.00% .................................               --         1.147                   --
    Separate Account Charges 2.05% .................................            2,269         1.431                3,247
    Separate Account Charges 2.15% .................................           23,568         1.429               33,671
    Separate Account Charges 2.35% .................................               --         1.424                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.45% .................................            5,125         1.328                6,804
    Separate Account Charges 1.50% .................................               --         1.210                   --
    Separate Account Charges 1.55% .................................               --         1.325                   --
    Separate Account Charges 1.65% .................................               --         1.323                   --
    Separate Account Charges 1.70% .................................               --         1.207                   --
    Separate Account Charges 1.75% .................................           24,004         1.321               31,709
    Separate Account Charges 1.85% .................................          178,905         1.319              235,939
    Separate Account Charges 1.90% .................................               --         1.204                   --
    Separate Account Charges 1.95% .................................          121,322         1.317              159,730
    Separate Account Charges 2.00% .................................               --         1.126                   --
    Separate Account Charges 2.05% .................................               --         1.314                   --
    Separate Account Charges 2.15% .................................           92,395         1.312              121,237
    Separate Account Charges 2.35% .................................           39,529         1.308               51,697

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.45% .................................           10,019      $  1.331        $      13,333
    Separate Account Charges 1.50% .................................               --         1.171                   --
    Separate Account Charges 1.55% .................................            5,660         1.329                7,520
    Separate Account Charges 1.65% .................................               --         1.326                   --
    Separate Account Charges 1.70% .................................               --         1.168                   --
    Separate Account Charges 1.75% .................................               --         1.324                   --
    Separate Account Charges 1.85% .................................           46,403         1.322               61,343
    Separate Account Charges 1.90% .................................               --         1.165                   --
    Separate Account Charges 1.95% .................................           28,827         1.320               38,043
    Separate Account Charges 2.00% .................................               --         1.084                   --
    Separate Account Charges 2.05% .................................               --         1.317                   --
    Separate Account Charges 2.15% .................................            5,481         1.315                7,209
    Separate Account Charges 2.35% .................................               --         1.311                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.45% .................................           40,812         1.443               58,887
    Separate Account Charges 1.50% .................................               --         1.192                   --
    Separate Account Charges 1.55% .................................           61,809         1.440               89,035
    Separate Account Charges 1.65% .................................               --         1.438                   --
    Separate Account Charges 1.70% .................................               --         1.189                   --
    Separate Account Charges 1.75% .................................           13,897         1.436               19,951
    Separate Account Charges 1.85% .................................          134,839         1.433              193,263
    Separate Account Charges 1.90% .................................               --         1.186                   --
    Separate Account Charges 1.95% .................................           90,284         1.431              129,184
    Separate Account Charges 2.00% .................................               --         1.075                   --
    Separate Account Charges 2.05% .................................            5,261         1.428                7,515
    Separate Account Charges 2.15% .................................           22,734         1.426               32,420
    Separate Account Charges 2.35% .................................               --         1.421                   --
  MFS Value Portfolio
    Separate Account Charges 1.45% .................................               --         1.112                   --
    Separate Account Charges 1.50% .................................               --         1.112                   --
    Separate Account Charges 1.55% .................................               --         1.112                   --
    Separate Account Charges 1.65% .................................               --         1.111                   --
    Separate Account Charges 1.70% .................................               --         1.111                   --
    Separate Account Charges 1.75% .................................               --         1.110                   --
    Separate Account Charges 1.85% .................................           25,230         1.109               27,990
    Separate Account Charges 1.90% .................................               --         1.109                   --
    Separate Account Charges 1.95% .................................            2,842         1.109                3,151
    Separate Account Charges 2.00% .................................               --         1.128                   --
    Separate Account Charges 2.05% .................................            2,920         1.108                3,235
    Separate Account Charges 2.15% .................................           14,281         1.107               15,811
    Separate Account Charges 2.35% .................................               --         1.106                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.45% .................................            2,094         1.306                2,735
    Separate Account Charges 1.50% .................................               --         1.199                   --
    Separate Account Charges 1.55% .................................               --         1.304                   --
    Separate Account Charges 1.65% .................................               --         1.302                   --
    Separate Account Charges 1.70% .................................               --         1.196                   --
    Separate Account Charges 1.75% .................................               --         1.300                   --
    Separate Account Charges 1.85% .................................            1,760         1.297                2,283
    Separate Account Charges 1.90% .................................               --         1.193                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio (continued)
    Separate Account Charges 1.95% .................................           22,967      $  1.295        $      29,747
    Separate Account Charges 2.00% .................................               --         1.095                   --
    Separate Account Charges 2.05% .................................               --         1.293                   --
    Separate Account Charges 2.15% .................................            5,505         1.291                7,106
    Separate Account Charges 2.35% .................................               --         1.287                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.45% .................................               --         1.047                   --
    Separate Account Charges 1.50% .................................               --         1.047                   --
    Separate Account Charges 1.55% .................................               --         1.046                   --
    Separate Account Charges 1.65% .................................               --         1.045                   --
    Separate Account Charges 1.70% .................................               --         1.045                   --
    Separate Account Charges 1.75% .................................               --         1.045                   --
    Separate Account Charges 1.85% .................................            6,198         1.044                6,471
    Separate Account Charges 1.90% .................................               --         1.044                   --
    Separate Account Charges 1.95% .................................               --         1.043                   --
    Separate Account Charges 2.00% .................................               --         1.077                   --
    Separate Account Charges 2.05% .................................               --         1.043                   --
    Separate Account Charges 2.15% .................................               --         1.042                   --
    Separate Account Charges 2.35% .................................               --         1.040                   --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.45% .................................          585,269         1.034              605,413
    Separate Account Charges 1.50% .................................               --         1.032                   --
    Separate Account Charges 1.55% .................................            7,576         1.033                7,824
    Separate Account Charges 1.65% .................................           15,077         1.031               15,544
    Separate Account Charges 1.70% .................................               --         1.030                   --
    Separate Account Charges 1.75% .................................           33,545         1.029               34,526
    Separate Account Charges 1.85% .................................          434,729         1.027              446,690
    Separate Account Charges 1.90% .................................               --         1.027                   --
    Separate Account Charges 1.95% .................................          348,721         1.026              357,711
    Separate Account Charges 2.00% .................................               --         1.034                   --
    Separate Account Charges 2.05% .................................           42,828         1.024               43,859
    Separate Account Charges 2.15% .................................          228,259         1.022              233,360
    Separate Account Charges 2.35% .................................           25,127         1.019               25,603
  U.S. Government Securities Portfolio
    Separate Account Charges 1.45% .................................            2,622         1.048                2,747
    Separate Account Charges 1.50% .................................               --         1.047                   --
    Separate Account Charges 1.55% .................................               --         1.047                   --
    Separate Account Charges 1.65% .................................               --         1.046                   --
    Separate Account Charges 1.70% .................................               --         1.046                   --
    Separate Account Charges 1.75% .................................               --         1.045                   --
    Separate Account Charges 1.85% .................................               --         1.045                   --
    Separate Account Charges 1.90% .................................               --         1.044                   --
    Separate Account Charges 1.95% .................................            9,695         1.044               10,120
    Separate Account Charges 2.00% .................................               --         1.074                   --
    Separate Account Charges 2.05% .................................               --         1.043                   --
    Separate Account Charges 2.15% .................................               --         1.043                   --
    Separate Account Charges 2.35% .................................               --         1.041                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.45% .................................           23,433      $  1.288        $      30,178
    Separate Account Charges 1.50% .................................               --         1.135                   --
    Separate Account Charges 1.55% .................................            4,277         1.286                5,498
    Separate Account Charges 1.65% .................................               --         1.283                   --
    Separate Account Charges 1.70% .................................               --         1.132                   --
    Separate Account Charges 1.75% .................................            8,527         1.281               10,926
    Separate Account Charges 1.85% .................................          176,030         1.279              225,179
    Separate Account Charges 1.90% .................................               --         1.129                   --
    Separate Account Charges 1.95% .................................           49,333         1.277               63,002
    Separate Account Charges 2.00% .................................               --         1.057                   --
    Separate Account Charges 2.05% .................................               --         1.275                   --
    Separate Account Charges 2.15% .................................           31,449         1.273               40,029
    Separate Account Charges 2.35% .................................           88,003         1.269              111,636
  MFS Total Return Portfolio
    Separate Account Charges 1.45% .................................          480,980         1.238              595,516
    Separate Account Charges 1.50% .................................               --         1.166                   --
    Separate Account Charges 1.55% .................................        1,165,474         1.236            1,440,603
    Separate Account Charges 1.65% .................................           19,602         1.234               24,189
    Separate Account Charges 1.70% .................................               --         1.163                   --
    Separate Account Charges 1.75% .................................           53,678         1.232               66,128
    Separate Account Charges 1.85% .................................        1,338,782         1.230            1,646,499
    Separate Account Charges 1.90% .................................               --         1.160                   --
    Separate Account Charges 1.95% .................................        1,513,280         1.228            1,857,994
    Separate Account Charges 2.00% .................................               --         1.098                   --
    Separate Account Charges 2.05% .................................           70,997         1.226               87,023
    Separate Account Charges 2.15% .................................          231,941         1.224              283,823
    Separate Account Charges 2.35% .................................          105,236         1.220              128,344
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.45% .................................               --         1.086                   --
    Separate Account Charges 1.50% .................................               --         1.086                   --
    Separate Account Charges 1.55% .................................               --         1.086                   --
    Separate Account Charges 1.65% .................................               --         1.085                   --
    Separate Account Charges 1.70% .................................               --         1.085                   --
    Separate Account Charges 1.75% .................................               --         1.084                   --
    Separate Account Charges 1.85% .................................               --         1.084                   --
    Separate Account Charges 1.90% .................................               --         1.083                   --
    Separate Account Charges 1.95% .................................           11,963         1.083               12,953
    Separate Account Charges 2.00% .................................               --         1.106                   --
    Separate Account Charges 2.05% .................................            2,982         1.082                3,227
    Separate Account Charges 2.15% .................................            8,339         1.081                9,017
    Separate Account Charges 2.35% .................................               --         1.080                   --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.45% .................................          185,835         0.996              185,138
    Separate Account Charges 1.50% .................................               --         0.996                   --
    Separate Account Charges 1.55% .................................            5,071         0.995                5,046
    Separate Account Charges 1.65% .................................               --         0.994                   --
    Separate Account Charges 1.70% .................................               --         0.993                   --
    Separate Account Charges 1.75% .................................           90,723         0.992               90,031
    Separate Account Charges 1.85% .................................           17,372         0.991               17,218
    Separate Account Charges 1.90% .................................               --         0.990                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 1.95% .................................           52,196      $  0.990        $      51,666
    Separate Account Charges 2.00% .................................               --         1.000                   --
    Separate Account Charges 2.05% .................................            1,609         0.989                1,590
    Separate Account Charges 2.15% .................................           31,930         0.987               31,524
    Separate Account Charges 2.35% .................................           19,582         0.985               19,284
  Strategic Equity Portfolio
    Separate Account Charges 1.45% .................................           17,850         1.336               23,846
    Separate Account Charges 1.50% .................................               --         1.162                   --
    Separate Account Charges 1.55% .................................               --         1.334                   --
    Separate Account Charges 1.65% .................................               --         1.331                   --
    Separate Account Charges 1.70% .................................               --         1.159                   --
    Separate Account Charges 1.75% .................................               --         1.329                   --
    Separate Account Charges 1.85% .................................           86,158         1.327              114,329
    Separate Account Charges 1.90% .................................               --         1.156                   --
    Separate Account Charges 1.95% .................................           52,176         1.325               69,120
    Separate Account Charges 2.00% .................................               --         1.100                   --
    Separate Account Charges 2.05% .................................               --         1.323                   --
    Separate Account Charges 2.15% .................................           14,823         1.320               19,571
    Separate Account Charges 2.35% .................................           11,162         1.316               14,688

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................           78,731         1.461              114,996
    Separate Account Charges 1.50% .................................               --         1.280                   --
    Separate Account Charges 1.55% .................................          191,781         1.458              279,650
    Separate Account Charges 1.65% .................................               --         1.456                   --
    Separate Account Charges 1.70% .................................               --         1.277                   --
    Separate Account Charges 1.75% .................................           33,270         1.453               48,351
    Separate Account Charges 1.85% .................................          942,636         1.451            1,367,655
    Separate Account Charges 1.90% .................................               --         1.274                   --
    Separate Account Charges 1.95% .................................          514,186         1.448              744,768
    Separate Account Charges 2.00% .................................               --         1.133                   --
    Separate Account Charges 2.05% .................................           38,593         1.446               55,805
    Separate Account Charges 2.15% .................................           16,903         1.444               24,401
    Separate Account Charges 2.35% .................................           28,685         1.439               41,271
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................            4,194         1.216                5,100
    Separate Account Charges 1.50% .................................               --         1.107                   --
    Separate Account Charges 1.55% .................................               --         1.214                   --
    Separate Account Charges 1.65% .................................               --         1.212                   --
    Separate Account Charges 1.70% .................................               --         1.104                   --
    Separate Account Charges 1.75% .................................               --         1.210                   --
    Separate Account Charges 1.85% .................................          228,917         1.208              276,506
    Separate Account Charges 1.90% .................................               --         1.101                   --
    Separate Account Charges 1.95% .................................           13,808         1.206               16,650
    Separate Account Charges 2.00% .................................               --         1.040                   --
    Separate Account Charges 2.05% .................................               --         1.204                   --
    Separate Account Charges 2.15% .................................               --         1.202                   --
    Separate Account Charges 2.35% .................................               --         1.198                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................           93,181      $  1.408        $     131,233
    Separate Account Charges 1.50% .................................               --         1.245                   --
    Separate Account Charges 1.55% .................................           49,956         1.406               70,237
    Separate Account Charges 1.65% .................................               --         1.404                   --
    Separate Account Charges 1.70% .................................               --         1.242                   --
    Separate Account Charges 1.75% .................................            1,988         1.401                2,785
    Separate Account Charges 1.85% .................................          338,775         1.399              473,932
    Separate Account Charges 1.90% .................................               --         1.239                   --
    Separate Account Charges 1.95% .................................          397,536         1.397              555,204
    Separate Account Charges 2.00% .................................               --         1.109                   --
    Separate Account Charges 2.05% .................................           32,401         1.394               45,176
    Separate Account Charges 2.15% .................................           62,855         1.392               87,491
    Separate Account Charges 2.35% .................................          155,105         1.387              215,174

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................               --         1.184                   --
    Separate Account Charges 1.50% .................................               --         1.079                   --
    Separate Account Charges 1.55% .................................               --         1.182                   --
    Separate Account Charges 1.65% .................................               --         1.180                   --
    Separate Account Charges 1.70% .................................               --         1.077                   --
    Separate Account Charges 1.75% .................................            4,344         1.178                5,118
    Separate Account Charges 1.85% .................................           39,207         1.176               46,118
    Separate Account Charges 1.90% .................................               --         1.074                   --
    Separate Account Charges 1.95% .................................               --         1.174                   --
    Separate Account Charges 2.00% .................................               --         1.042                   --
    Separate Account Charges 2.05% .................................            5,380         1.172                6,308
    Separate Account Charges 2.15% .................................           13,006         1.170               15,222
    Separate Account Charges 2.35% .................................               --         1.166                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................          108,517         1.735              188,272
    Separate Account Charges 1.50% .................................               --         1.403                   --
    Separate Account Charges 1.55% .................................           63,607         1.732              110,171
    Separate Account Charges 1.65% .................................            1,047         1.729                1,811
    Separate Account Charges 1.70% .................................               --         1.399                   --
    Separate Account Charges 1.75% .................................           14,611         1.726               25,222
    Separate Account Charges 1.85% .................................          328,944         1.723              566,897
    Separate Account Charges 1.90% .................................               --         1.396                   --
    Separate Account Charges 1.95% .................................          327,966         1.720              564,261
    Separate Account Charges 2.00% .................................               --         1.229                   --
    Separate Account Charges 2.05% .................................           22,714         1.718               39,013
    Separate Account Charges 2.15% .................................          114,837         1.715              196,915
    Separate Account Charges 2.35% .................................            2,432         1.709                4,156
                                                                                                           -------------

Net Contract Owners' Equity ........................................                                       $ 101,116,088
                                                                                                           =============

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $323,377)                                                         6,082  $    402,798  $    113,428  $     33,140
                                                                           ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $145,462)                                                        14,256       141,275       150,111         4,796
                                                                           ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.1%)
    Total (Cost $53,764)                                                          3,335        55,601        54,202           451
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.3%)
    Total (Cost $1,324,605)                                                   1,324,605     1,324,605     1,794,394     2,549,368
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.7%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $728,709)                 35,170       791,323       575,105       124,681
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $834,755)                  67,512       880,356       902,653       250,636
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,563,464)                                                     102,682     1,671,679     1,477,758       375,317
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $95,417)                                                          4,601       106,335        54,841        25,395
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (15.8%)
  Global Growth Fund - Class 2 Shares (Cost $1,880,608)                         125,879     2,168,903     1,235,360        25,141
  Growth Fund - Class 2 Shares (Cost $5,753,479)                                127,341     6,507,134     3,947,386       237,334
  Growth-Income Fund - Class 2 Shares (Cost $6,640,627)                         198,494     7,272,837     4,748,458       229,130
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $14,274,714)                                                    451,714    15,948,874     9,931,204       491,605
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.6%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,348,333)                                                      87,311     1,665,900     1,008,583       187,388
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (1.2%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $460,160)            13,531       481,157       341,358        34,484
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $629,810)                                                              17,002       706,446       403,888        79,460
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,089,970)                                                      30,533     1,187,603       745,246       113,944
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (9.5%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $1,946,216)                                                           121,667     2,130,397     1,606,992       352,576
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,457,425)                     83,997     1,632,062     1,087,267       133,432
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,685,716)              115,393     1,920,147     1,006,921       164,571
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $503,766)                                                              70,228       608,874       411,720        38,272
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,289,149)          102,862     1,476,067     1,219,414       138,413
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,640,430)           147,336     1,890,324     1,188,424        86,924
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,522,702)                                                     641,483     9,657,871     6,520,738       914,188
                                                                           ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (4.2%)
  Equity Index Portfolio - Class II Shares (Cost $1,426,535)                     54,564     1,610,721       683,779        68,060
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $559,097)                                                              28,971       615,055       387,175        13,769
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,452,954)                                                            74,247     1,562,897     1,485,300       262,309
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $404,506)                                                              91,874       451,103       173,515        19,930
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $3,843,092)                                                     249,656     4,239,776     2,729,769       364,068
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
JANUS ASPEN SERIES (0.6%)
  Balanced Portfolio - Service Shares (Cost $309,562)                            13,364  $    337,313  $     87,430  $     22,160
  Global Life Sciences Portfolio - Service Shares (Cost $89,720)                 13,762       108,307        28,348         4,332
  Global Technology Portfolio - Service Shares (Cost $63,288)                    18,499        65,673        31,056         8,434
  Worldwide Growth Portfolio - Service Shares (Cost $54,883)                      2,309        61,462        17,981        15,583
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $517,453)                                                        47,934       572,755       164,815        50,509
                                                                           ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $381,760)                                                        26,247       443,579       276,598        68,324
                                                                           ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (2.7%)
  Growth and Income Portfolio (Cost $1,086,686)                                  44,740     1,216,037       845,494       182,197
  Mid-Cap Value Portfolio (Cost $1,338,016)                                      74,802     1,555,125     1,179,704        99,797
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,424,702)                                                     119,542     2,771,162     2,025,198       281,994
                                                                           ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (1.6%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $923,061)          85,249       987,186     1,112,140       197,133
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $718,697)        68,478       616,298       756,163        41,792
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,641,758)                                                     153,727     1,603,484     1,868,303       238,925
                                                                           ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (1.5%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $890,939)                                                              26,598       976,959       405,664       215,991
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $438,176)         17,453       511,904       382,266       170,292
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $22,889)                 1,185        24,530        23,116           227
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,352,004)                                                      45,236     1,513,393       811,046       386,510
                                                                           ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (6.2%)
  Real Return Portfolio - Administrative Class (Cost $1,834,912)                145,419     1,878,810     1,348,145       231,689
  Total Return Portfolio - Administrative Class (Cost $4,315,255)               414,724     4,358,752     2,184,692       781,364
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $6,150,167)                                                     560,143     6,237,562     3,532,837     1,013,053
                                                                           ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (22.3%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $1,018,371)       99,681     1,008,769     1,048,017       248,074
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $775,715)               55,787       802,223       554,844       160,334
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $457,505)       26,581       540,390       414,532        92,294
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $1,677,137)        91,867     1,899,806     1,238,393       551,606
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $83,286)                   9,194        95,986        59,952           783
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $2,972,908)                160,966     3,301,423     2,331,757       249,204
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $676,906)          58,098       747,719       335,967       109,893
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $5,176,055)          460,441     5,373,347     3,383,187       912,808
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $505,002)                                                              52,790       625,038       308,529        63,073
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $1,967,848)        94,833     2,317,712     1,509,339       102,517
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $259,149)                                                              25,180       279,243       260,095           961
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $36,677)                                                                3,739        37,914        36,911           232
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $179,116)                                                              16,996       184,743       279,663       102,656
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $453,478)                                                              23,293       565,083       307,415        24,806
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $698,160)        54,884       820,517       576,534       100,082
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $179,747)          16,554       212,724        47,396        33,748
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $2,400,223)                                                           220,469     2,482,486     2,243,172       199,787
  Pioneer Value VCT Portfolio - Class II Shares (Cost $1,076,191)                90,320     1,210,285       629,913        31,324
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $20,593,474)                                                  1,561,673    22,505,408    15,565,616     2,984,182
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           ------------  ------------  ------------  ------------
PUTNAM VARIABLE TRUST (1.1%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $109,801)           9,197  $    135,295  $     53,954  $     22,491
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $799,000)               44,928     1,023,902       518,365        96,927
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $908,801)                                                        54,125     1,159,197       572,319       119,418
                                                                           ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (5.0%)
  All Cap Fund - Class I (Cost $858,522)                                         56,654       953,495       493,830        92,451
  Investors Fund - Class I (Cost $915,862)                                       74,101     1,023,340       546,998       260,351
  Large Cap Growth Fund - Class I (Cost $1,293,223)                             113,652     1,330,862       896,547        88,937
  Small Cap Growth Fund - Class I (Cost $1,122,775)                              95,188     1,341,201       766,214        89,096
  Total Return Fund - Class II (Cost $426,630)                                   38,926       444,146       454,602       186,712
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $4,617,012)                                                     378,521     5,093,044     3,158,191       717,547
                                                                           ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (9.1%)
  Convertible Securities Portfolio (Cost $1,405,905)                            118,025     1,457,604       952,790       261,890
  Disciplined Mid Cap Stock Portfolio (Cost $577,420)                            33,955       670,952       247,673        20,734
  Equity Income Portfolio (Cost $1,540,631)                                      94,425     1,621,283     1,190,901        63,613
  Federated High Yield Portfolio (Cost $1,243,171)                              144,939     1,249,370       859,978       210,996
  Federated Stock Portfolio (Cost $166,367)                                      11,330       187,619        89,537         2,842
  Large Cap Portfolio (Cost $333,616)                                            26,067       363,115       162,108        34,329
  Lazard International Stock Portfolio (Cost $436,742)                           44,276       505,627       238,966        14,899
  Merrill Lynch Large Cap Core Portfolio (Cost $535,494)                         67,085       607,116       505,782        56,754
  MFS Emerging Growth Portfolio (Cost $112,983)                                  12,092       127,448        71,595        22,640
  MFS Mid Cap Growth Portfolio (Cost $457,298)                                   67,548       530,255       254,623        56,376
  MFS Value Portfolio (Cost $48,201)                                              4,074        50,187        48,430           237
  Pioneer Fund Portfolio (Cost $40,128)                                           3,481        41,871        40,989           858
  Social Awareness Stock Portfolio (Cost $6,018)                                    266         6,471         6,037            20
  Travelers Quality Bond Portfolio (Cost $1,831,839)                            160,520     1,770,530     1,094,047       428,967
  U.S. Government Securities Portfolio (Cost $12,891)                             1,009        12,867        12,923            33
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,748,704)                                                     789,092     9,202,315     5,776,379     1,175,188
                                                                           ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (7.2%)
  AIM Capital Appreciation Portfolio (Cost $440,607)                             45,462       486,448       217,330        27,206
  MFS Total Return Portfolio (Cost $5,788,834)                                  357,650     6,130,119     3,014,128       453,098
  Pioneer Strategic Income Portfolio (Cost $25,491)                               2,686        25,197        25,728           244
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $402,762)           40,110       401,497       480,013        77,376
  Strategic Equity Portfolio (Cost $204,655)                                     13,772       241,554        25,482        36,884
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $6,862,349)                                                     459,680     7,284,815     3,762,681       594,808
                                                                           ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (3.0%)
  Comstock Portfolio - Class II Shares (Cost $2,241,566)                        195,537     2,676,897     1,212,994       109,361
  Enterprise Portfolio - Class II Shares (Cost $269,328)                         21,931       298,256        16,057        53,500
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,510,894)                                                     217,468     2,975,153     1,229,051       162,861
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.6%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $1,372,334)                                                      60,009     1,581,232       967,306       100,432
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.7%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $66,523)        10,234        72,766        52,471         1,329
  Mid Cap Portfolio - Service Class 2 (Cost $1,379,219)                          56,784     1,696,718     1,188,152       124,951
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,445,742)                                                      67,018     1,769,484     1,240,623       126,280
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $92,112,054)                                                                     $101,114,900  $ 65,531,237  $ 13,079,691
                                                                                         ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
CAPITAL APPRECIATION FUND                     2004      282   1.418 - 1.434        403          --     1.45 - 2.15    13.40 - 17.83
                                              2003      213   1.213 - 1.217        259        0.13     1.45 - 2.05     4.65 - 14.70

HIGH YIELD BOND TRUST                         2004      133   1.057 - 1.064        141       15.35     1.45 - 2.35      4.12 - 7.42

MANAGED ASSETS TRUST                          2004       53   1.057 - 1.062         56        4.71     1.45 - 2.15      5.79 - 9.19

MONEY MARKET PORTFOLIO                        2004    1,346   0.976 - 0.996      1,326        1.01     1.45 - 2.35    (1.11) - 0.00
                                              2003    2,095   0.990 - 0.995      2,080        0.39     1.45 - 2.15    (0.60) - 0.00
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -        2004      650   1.057 - 1.283        791          --     1.50 - 2.35      0.09 - 4.73
    Series II                                 2003      240   1.219 - 1.225        294          --     1.55 - 2.35     2.94 - 13.78

  AIM V.I. Mid Cap Core Equity Fund -         2004      654   1.190 - 1.392        880        0.03     1.50 - 2.35     8.63 - 11.90
    Series I                                  2003      147   1.238 - 1.244        182          --     1.55 - 2.35     5.99 - 11.70

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004       87   1.207 - 1.223        106          --     1.55 - 2.35      5.88 - 6.63
                                              2003       61   1.140 - 1.147         69          --     1.55 - 2.35      3.71 - 6.03
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004    1,478   1.460 - 1.477      2,169        0.45     1.45 - 2.15     7.91 - 11.81
                                              2003      562   1.316 - 1.321        740        0.04     1.45 - 2.05     1.70 - 20.49

  Growth Fund - Class 2 Shares                2004    4,687   1.376 - 1.397      6,507        0.22     1.45 - 2.35     9.90 - 10.87
                                              2003    1,735   1.252 - 1.260      2,180        0.25     1.45 - 2.35    10.54 - 22.04

  Growth-Income Fund - Class 2 Shares         2004    5,346   1.348 - 1.368      7,273        1.12     1.45 - 2.35      7.84 - 8.74
                                              2003    1,805   1.250 - 1.258      2,265        1.86     1.45 - 2.35     1.38 - 16.48
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard         2004    1,024   1.614 - 1.638      1,666        1.50     1.45 - 2.35    28.30 - 29.49
    Class                                     2003      445   1.258 - 1.265        563          --     1.45 - 2.35     3.88 - 19.58
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004      398   1.202 - 1.214        481        2.23     1.45 - 2.05      2.91 - 3.58
                                              2003      139   1.168 - 1.172        163        2.21     1.45 - 2.05     1.82 - 12.08
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004      503   1.390 - 1.411        706        0.22     1.45 - 2.35     4.91 - 10.09
                                              2003      254   1.279 - 1.286        326        0.06     1.45 - 2.15     1.58 - 18.59
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                     2004    1,651   1.185 - 1.329      2,130        0.67     1.50 - 2.35      2.77 - 9.29
                                              2003      596   1.209 - 1.216        724        0.06     1.55 - 2.35     2.19 - 13.79

  Franklin Small Cap Fund - Class 2 Shares    2004    1,163   1.087 - 1.465      1,632          --     1.50 - 2.35      2.07 - 9.74
                                              2003      397   1.328 - 1.335        528          --     1.55 - 2.35     4.30 - 19.48

  Mutual Shares Securities Fund - Class 2     2004    1,441   1.325 - 1.341      1,920        0.80     1.45 - 2.15     8.78 - 11.01
    Shares                                    2003      746   1.203 - 1.208        898        0.04     1.45 - 2.05     8.93 - 13.36

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      337   1.792 - 1.820        609        1.94     1.45 - 2.35    21.82 - 22.97
                                              2003       95   1.471 - 1.480        140          --     1.45 - 2.35     3.08 - 28.61
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004    1,001   1.158 - 1.564      1,476        1.04     1.45 - 2.35     3.35 - 16.74
                                              2003      163   1.331 - 1.338        218          --     1.55 - 2.35     6.20 - 19.36
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004    1,252   1.497 - 1.519      1,890        1.24     1.45 - 2.35    11.59 - 14.30
                                              2003      441   1.321 - 1.329        585        0.15     1.45 - 2.35    10.44 - 18.52
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares    2004    1,230   1.298 - 1.318      1,611        1.58     1.45 - 2.35      7.63 - 8.66
                                              2003      722   1.206 - 1.213        874        1.78     1.45 - 2.35     6.41 - 16.36
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004      452   1.354 - 1.370        615          --     1.45 - 2.15      3.44 - 7.54
                                              2003      161   1.270 - 1.274        205          --     1.45 - 1.95     5.56 - 16.51
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares             2004    1,199   1.055 - 1.346      1,563          --     1.50 - 2.35      1.49 - 7.08
                                              2003      192   1.250 - 1.257        241          --     1.55 - 2.35     4.15 - 15.11
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004      346   1.294 - 1.313        451        1.04     1.45 - 2.35      5.37 - 7.79
                                              2003      218   1.225 - 1.230        268        0.60     1.45 - 1.95     5.24 - 12.58
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004      290   1.157 - 1.169        337        2.29     1.45 - 2.05      6.05 - 6.76
                                              2003      233   1.091 - 1.095        254        1.88     1.45 - 2.05      2.15 - 7.81
  Global Life Sciences Portfolio -
    Service Shares                            2004       81   1.327 - 1.343        108          --     1.45 - 2.15     7.47 - 12.57
                                              2003       60   1.187 - 1.193         72          --     1.45 - 2.15     3.03 - 13.98

  Global Technology Portfolio - Service       2004       48   1.359 - 1.375         66          --     1.45 - 2.15    (1.37) - 1.72
    Shares                                    2003       31   1.382 - 1.387         43          --     1.45 - 1.95   (0.50) - 17.52

  Worldwide Growth Portfolio - Service        2004       48   1.282 - 1.293         61        0.89     1.45 - 1.95      0.23 - 3.03
    Shares                                    2003       46   1.250 - 1.255         58        0.36     1.45 - 1.95     5.30 - 13.52

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004      296   1.495 - 1.512        444          --     1.45 - 2.15    11.55 - 13.26
                                              2003      140   1.329 - 1.335        187          --     1.45 - 2.15     2.30 - 21.47
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      886   1.361 - 1.381      1,216        1.12     1.45 - 2.35     8.27 - 11.01
                                              2003      360   1.240 - 1.244        446        1.30     1.45 - 1.95    14.48 - 15.89

  Mid-Cap Value Portfolio                     2004    1,017   1.516 - 1.539      1,555        0.46     1.45 - 2.35    14.93 - 22.24
                                              2003      218   1.253 - 1.259        273        1.06     1.45 - 2.15    13.27 - 15.82
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004      817   1.202 - 1.214        987        6.12     1.45 - 2.35     9.32 - 12.15
                                              2003        3           1.078          3        2.87            1.85             4.26
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004      511   1.200 - 1.213        616          --     1.45 - 2.35     7.17 - 14.39
                                              2003        5           1.071          6        0.14            1.95             3.58

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                  2004      769   1.139 - 1.295        977        0.18     1.50 - 2.35      1.96 - 5.03
                                              2003      587   1.227 - 1.233        723          --     1.55 - 2.35     6.03 - 13.47
  Oppenheimer Global Securities Fund/VA
    - Service Shares                          2004      326   1.347 - 1.654        512        0.65     1.50 - 2.35    10.59 - 17.06
                                              2003      159   1.408 - 1.413        224          --     1.55 - 2.15     7.21 - 23.49
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004       23   1.050 - 1.051         25          --     1.85 - 1.95     5.84 - 10.88
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative      2004    1,681   1.107 - 1.124      1,879        1.03     1.45 - 2.35      5.93 - 7.35
    Class                                     2003      683   1.042 - 1.047        713        0.39     1.45 - 2.15    (1.88) - 3.16

  Total Return Portfolio - Administrative     2004    4,177   1.032 - 1.048      4,359        1.90     1.45 - 2.35    (0.10) - 3.35
    Class                                     2003    2,867   1.009 - 1.014      2,903        1.47     1.45 - 2.15    (1.55) - 2.96
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                           2004      998   0.997 - 1.035      1,009        5.07     1.50 - 2.35    (0.10) - 1.41
                                              2003      222   0.990 - 0.996        220        2.09     1.55 - 2.35    (0.90) - 1.64
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                 2004      720   1.082 - 1.143        802        2.04     1.50 - 2.35      0.37 - 2.97
                                              2003      355   1.104 - 1.110        393        1.63     1.55 - 2.35      3.64 - 7.35
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                         2004      343   1.298 - 1.765        540        0.73     1.50 - 2.35     5.36 - 16.89
                                              2003       99   1.504 - 1.510        149          --     1.55 - 2.15     8.26 - 35.19
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                           2004    1,412   1.127 - 1.377      1,900        2.25     1.50 - 2.35   (0.18) - 14.27
                                              2003      835   1.199 - 1.205      1,005        2.02     1.55 - 2.35    10.28 - 11.78

  Pioneer Europe VCT Portfolio - Class II     2004       68   1.363 - 1.493         96        0.62     1.55 - 2.35     9.48 - 16.37
    Shares                                    2003       21   1.276 - 1.283         27          --     1.55 - 2.35     6.22 - 17.79

  Pioneer Fund VCT Portfolio - Class II       2004    2,543   1.093 - 1.324      3,301        1.05     1.50 - 2.35      2.41 - 9.15
    Shares                                    2003      774   1.206 - 1.213        936        0.77     1.55 - 2.35     6.41 - 12.19
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                           2004      629   1.088 - 1.208        748          --     1.50 - 2.35      1.87 - 6.21
                                              2003      414   1.148 - 1.154        476          --     1.55 - 2.35      3.24 - 7.15
  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2004    4,427   1.126 - 1.223      5,373        5.12     1.50 - 2.35      0.80 - 6.07
                                              2003    2,446   1.146 - 1.153      2,814        3.32     1.55 - 2.35      6.89 - 8.47
  Pioneer International Value VCT
    Portfolio - Class II Shares               2004      425   1.173 - 1.504        625        0.40     1.50 - 2.15     0.17 - 19.77
                                              2003      227   1.285 - 1.290        292          --     1.55 - 2.15    10.56 - 19.67
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004    1,502   1.146 - 1.587      2,318        0.26     1.50 - 2.35     0.70 - 19.86
                                              2003      457   1.317 - 1.324        603        0.02     1.55 - 2.35    13.34 - 20.47
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares               2004      255   1.088 - 1.096        279          --     1.50 - 2.35     4.82 - 14.76
  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                     2004       38   0.994 - 0.998         38          --     1.95 - 2.35    (3.02) - 2.67
  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares           2004      173   1.012 - 1.074        185          --     1.50 - 2.35   (0.83) - 11.18
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares               2004      353   1.311 - 1.681        565        3.84     1.50 - 2.35     0.92 - 33.31
                                              2003      139   1.254 - 1.261        175        3.93     1.55 - 2.35    12.87 - 16.44

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                         2004      527   1.293 - 1.599        821          --     1.50 - 2.35     3.93 - 18.01
                                              2003      171   1.348 - 1.355        231          --     1.55 - 2.35     6.70 - 12.87
  Pioneer Small Company VCT Portfolio -
    Class II Shares                           2004      149   1.418 - 1.433        213          --     1.55 - 2.15     5.47 - 11.52
                                              2003      137   1.280 - 1.285        175          --     1.55 - 2.15     2.56 - 14.67
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                         2004    2,127   1.100 - 1.179      2,482        5.69     1.50 - 2.35      1.38 - 8.26
                                              2003      338   1.084 - 1.089        367        2.88     1.55 - 2.35      4.71 - 7.64

  Pioneer Value VCT Portfolio - Class II      2004      953   1.088 - 1.307      1,210        0.05     1.50 - 2.35      2.84 - 9.65
    Shares                                    2003      424   1.185 - 1.192        505        0.04     1.55 - 2.35     6.54 - 11.19
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004       92   1.465 - 1.482        135        1.33     1.45 - 2.15    11.92 - 14.53
                                              2003       67   1.289 - 1.294         87          --     1.45 - 2.05     2.78 - 23.42
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004      579   1.753 - 1.780      1,024        0.32     1.45 - 2.35    23.28 - 24.39
                                              2003      296   1.422 - 1.431        422          --     1.45 - 2.35    12.89 - 25.97
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                      2004      685   1.379 - 1.400        953        0.61     1.45 - 2.35      3.30 - 6.71
                                              2003      380   1.305 - 1.312        497        0.40     1.45 - 2.15     8.12 - 18.37

  Investors Fund - Class I                    2004      742   1.371 - 1.387      1,023        1.50     1.45 - 2.15      8.04 - 8.78
                                              2003      525   1.269 - 1.275        667        2.70     1.45 - 2.15     1.68 - 15.32

  Large Cap Growth Fund - Class I             2004    1,032   1.278 - 1.297      1,331        0.21     1.45 - 2.35   (3.80) - 12.60
                                              2003      400   1.304 - 1.309        522          --     1.45 - 2.05    12.18 - 17.55

  Small Cap Growth Fund - Class I             2004      831   1.599 - 1.624      1,341          --     1.45 - 2.35     9.22 - 13.49
                                              2003      351   1.424 - 1.431        501          --     1.45 - 2.15     9.17 - 36.29

  Total Return Fund - Class II                2004      375   1.129 - 1.191        444        1.78     1.50 - 2.35      4.44 - 6.82
                                              2003      142   1.109 - 1.115        158        0.57     1.55 - 2.35      5.20 - 8.09
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004    1,228   1.178 - 1.196      1,458        2.46     1.45 - 2.35      1.80 - 4.73
                                              2003      627   1.135 - 1.142        714       10.36     1.45 - 2.35     5.19 - 11.01

  Disciplined Mid Cap Stock Portfolio         2004      452   1.470 - 1.493        671        0.31     1.45 - 2.35    10.06 - 14.76
                                              2003      290   1.293 - 1.301        376        0.61     1.45 - 2.35    10.32 - 17.84

  Equity Income Portfolio                     2004    1,219   1.318 - 1.338      1,621        1.80     1.45 - 2.35      7.50 - 8.25
                                              2003      361   1.230 - 1.236        445        1.78     1.45 - 2.15     5.30 - 15.17

  Federated High Yield Portfolio              2004    1,041   1.189 - 1.207      1,249        8.74     1.45 - 2.35      6.73 - 8.74
                                              2003      526   1.104 - 1.110        583       12.32     1.45 - 2.15      6.34 - 9.08

  Federated Stock Portfolio                   2004      139   1.349 - 1.364        188        1.99     1.45 - 2.15      8.27 - 8.95
                                              2003       71   1.246 - 1.252         88        2.28     1.45 - 2.15     6.85 - 15.05

  Large Cap Portfolio                         2004      292   1.230 - 1.249        363        0.88     1.45 - 2.35      3.09 - 8.33
                                              2003      184   1.186 - 1.190        218        0.86     1.45 - 1.95     4.57 - 12.95

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Lazard International Stock Portfolio        2004      352   1.429 - 1.446        506        2.00     1.45 - 2.15    13.32 - 14.13
                                              2003      182   1.261 - 1.267        230        3.81     1.45 - 2.15     8.03 - 16.84

  Merrill Lynch Large Cap Core Portfolio      2004      461   1.308 - 1.328        607        0.92     1.45 - 2.35     6.19 - 14.09
                                              2003       80   1.157 - 1.159         93        0.91     1.85 - 2.15      8.01 - 9.46

  MFS Emerging Growth Portfolio               2004       96   1.315 - 1.331        127          --     1.45 - 2.15    10.32 - 11.10
                                              2003       55   1.192 - 1.198         66          --     1.45 - 2.15     2.22 - 10.82

  MFS Mid Cap Growth Portfolio                2004      370   1.426 - 1.443        530          --     1.45 - 2.15     1.84 - 12.47
                                              2003      217   1.277 - 1.283        277          --     1.45 - 2.15     3.48 - 15.63

  MFS Value Portfolio                         2004       45   1.107 - 1.109         50        2.55     1.85 - 2.15     2.88 - 11.37

  Pioneer Fund Portfolio                      2004       32   1.291 - 1.306         42        1.55     1.45 - 2.15     7.46 - 11.64

  Social Awareness Stock Portfolio            2004        6           1.044          6        1.11            1.85            13.60

  Travelers Quality Bond Portfolio            2004    1,721   1.019 - 1.034      1,771        4.98     1.45 - 2.35      0.89 - 1.77
                                              2003    1,118   1.010 - 1.016      1,133       10.16     1.45 - 2.35    (1.36) - 2.22

  U.S. Government Securities Portfolio        2004       12   1.044 - 1.048         13        5.22     1.45 - 1.95      0.38 - 4.17
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004      381   1.269 - 1.288        486        0.17     1.45 - 2.35      4.10 - 4.97
                                              2003      218   1.219 - 1.227        267          --     1.45 - 2.35     3.39 - 14.82

  MFS Total Return Portfolio                  2004    4,980   1.220 - 1.238      6,130        3.17     1.45 - 2.35      8.93 - 9.85
                                              2003    2,931   1.120 - 1.127      3,295        5.78     1.45 - 2.35      2.66 - 7.68

  Pioneer Strategic Income Portfolio          2004       23   1.081 - 1.083         25       10.23     1.95 - 2.15      5.04 - 7.88

  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004      404   0.985 - 0.996        401        1.48     1.45 - 2.35  (0.70) - (0.20)

  Strategic Equity Portfolio                  2004      182   1.316 - 1.336        242        1.37     1.45 - 2.35      7.84 - 9.85
                                              2003      190   1.224 - 1.230        233          --     1.45 - 2.15     7.89 - 15.99
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004    1,845   1.439 - 1.461      2,677        0.66     1.45 - 2.35    10.66 - 15.77
                                              2003      978   1.257 - 1.262      1,231          --     1.45 - 2.05     7.59 - 15.29

  Enterprise Portfolio - Class II Shares      2004      247   1.206 - 1.216        298        0.14     1.45 - 1.95      1.77 - 2.27
                                              2003      275   1.185 - 1.189        326          --     1.45 - 1.95     8.72 - 11.33
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service           2004    1,132   1.387 - 1.408      1,581        0.14     1.45 - 2.35    11.54 - 13.46
    Class 2                                   2003      434   1.233 - 1.241        536          --     1.45 - 2.35     3.79 - 17.81

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004       62   1.170 - 1.178         73          --     1.75 - 2.15    (0.76) - 2.72
                                              2003       14   1.181 - 1.184         16          --     1.75 - 2.05      2.87 - 9.13

  Mid Cap Portfolio - Service Class 2         2004      985   1.709 - 1.735      1,697          --     1.45 - 2.35    18.76 - 22.88
                                              2003      248   1.406 - 1.412        349          --     1.45 - 2.05     4.13 - 34.35

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                            CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST           MANAGED ASSETS TRUST
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      213,353             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options        80,266        214,117         133,788            --          52,670             --
Accumulation units redeemed and
  transferred to other funding options ..      (11,324)          (764)           (475)           --            (151)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      282,295        213,353         133,313            --          52,519             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                               AIM V.I. CAPITAL               AIM V.I. MID CAP
                                                                                 APPRECIATION                    CORE EQUITY
                                             MONEY MARKET PORTFOLIO            FUND - SERIES II               FUND - SERIES II
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,094,896             --         240,336            --         146,759             --
Accumulation units purchased and
  transferred from other funding options     1,886,309      2,681,833         516,974       269,558         553,211        150,617
Accumulation units redeemed and
  transferred to other funding options ..   (2,635,627)      (586,937)       (106,898)      (29,222)        (45,655)        (3,858)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,345,578      2,094,896         650,412       240,336         654,315        146,759
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               ALLIANCEBERNSTEIN
                                                PREMIER GROWTH                 GLOBAL GROWTH                   GROWTH FUND -
                                              PORTFOLIO - CLASS B           FUND - CLASS 2 SHARES             CLASS 2 SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       60,671             --         561,538            --       1,734,952             --
Accumulation units purchased and
  transferred from other funding options        48,216         60,788         930,179       561,582       3,173,362      1,754,356
Accumulation units redeemed and
  transferred to other funding options ..      (21,398)          (117)        (13,828)          (44)       (220,824)       (19,404)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       87,489         60,671       1,477,889       561,538       4,687,490      1,734,952
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                                DREYFUS VIF
                                              GROWTH-INCOME FUND -            DELAWARE VIP REIT          APPRECIATION PORTFOLIO -
                                                 CLASS 2 SHARES            SERIES - STANDARD CLASS             INITIAL SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    1,805,413             --         445,457            --         138,909             --
Accumulation units purchased and
  transferred from other funding options     3,667,762      1,815,283         741,371       455,834         293,811        178,456
Accumulation units redeemed and
  transferred to other funding options ..     (127,042)        (9,870)       (163,087)      (10,377)        (34,866)       (39,547)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    5,346,133      1,805,413       1,023,741       445,457         397,854        138,909
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                  DREYFUS VIF                  FRANKLIN RISING
                                              DEVELOPING LEADERS             DIVIDENDS SECURITIES           FRANKLIN SMALL CAP
                                            PORTFOLIO - INITIAL SHARES       FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                            --------------------------     ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      253,960             --         596,340            --         396,598             --
Accumulation units purchased and
  transferred from other funding options       314,184        264,229       1,190,141       657,569         874,274        396,599
Accumulation units redeemed and
  transferred to other funding options ..      (64,764)       (10,269)       (135,042)      (61,229)       (108,305)            (1)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      503,380        253,960       1,651,439       596,340       1,162,567        396,598
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  MUTUAL SHARES              TEMPLETON DEVELOPING            TEMPLETON FOREIGN
                                                SECURITIES FUND -              MARKETS SECURITIES            SECURITIES FUND -
                                                  CLASS 2 SHARES             FUND - CLASS 2 SHARES            CLASS 2 SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      745,518             --          94,966            --         163,366             --
Accumulation units purchased and
  transferred from other funding options       777,971        757,447         257,585        94,966         866,382        163,405
Accumulation units redeemed and
  transferred to other funding options ..      (82,880)       (11,929)        (15,536)           --         (28,560)           (39)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,440,609        745,518         337,015        94,966       1,001,188        163,366
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                             SALOMON BROTHERS
                                                TEMPLETON GROWTH                 EQUITY INDEX               VARIABLE AGGRESSIVE
                                                SECURITIES FUND -                 PORTFOLIO -                   GROWTH FUND -
                                                 CLASS 2 SHARES                CLASS II SHARES                CLASS I SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      441,442             --         722,050            --         161,062             --
Accumulation units purchased and
  transferred from other funding options       848,917        443,421         562,114       722,062         293,400        161,065
Accumulation units redeemed and
  transferred to other funding options ..      (37,959)        (1,979)        (54,156)          (12)         (2,956)            (3)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,252,400        441,442       1,230,008       722,050         451,506        161,062
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                 SALOMON BROTHERS             SALOMON BROTHERS
                                               VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                   GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                 CLASS II SHARES               CLASS I SHARES                  SERVICE SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      191,639             --         218,428            --         232,969             --
Accumulation units purchased and
  transferred from other funding options     1,050,255        218,951         138,167       218,429          72,444        262,665
Accumulation units redeemed and
  transferred to other funding options ..      (42,446)       (27,312)        (10,856)           (1)        (15,070)       (29,696)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,199,448        191,639         345,739       218,428         290,343        232,969
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   GLOBAL LIFE
                                              SCIENCES PORTFOLIO -            GLOBAL TECHNOLOGY             WORLDWIDE GROWTH
                                                 SERVICE SHARES           PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                            -------------------------     --------------------------    --------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       60,342             --          31,281            --          46,329             --
Accumulation units purchased and
  transferred from other funding options        22,868         60,344          22,536        31,281          13,897         46,441
Accumulation units redeemed and
  transferred to other funding options ..       (2,007)            (2)         (5,798)           --         (12,396)          (112)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       81,203         60,342          48,019        31,281          47,830         46,329
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                LAZARD RETIREMENT             GROWTH AND INCOME
                                               SMALL CAP PORTFOLIO                PORTFOLIO               MID-CAP VALUE PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      140,407             --         359,524            --         217,737             --
Accumulation units purchased and
  transferred from other funding options       197,767        142,399         607,099       361,608         846,884        217,916
Accumulation units redeemed and
  transferred to other funding options ..      (42,538)        (1,992)        (80,155)       (2,084)        (47,297)          (179)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      295,636        140,407         886,468       359,524       1,017,324        217,737
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                               OPPENHEIMER
                                                 MERRILL LYNCH                  MERRILL LYNCH              CAPITAL APPRECIATION
                                              GLOBAL ALLOCATION V.I.          VALUE OPPORTUNITIES                 FUND/VA -
                                                 FUND - CLASS III            V.I. FUND - CLASS III             SERVICE SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....        3,096             --           5,414            --         586,835             --
Accumulation units purchased and
  transferred from other funding options       920,032          3,096         547,692         5,414         192,179        587,170
Accumulation units redeemed and
  transferred to other funding options ..     (105,884)            --         (41,856)           --          (9,547)          (335)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      817,244          3,096         511,250         5,414         769,467        586,835
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  OPPENHEIMER
                                               GLOBAL SECURITIES                 OPPENHEIMER                    REAL RETURN
                                                   FUND/VA -                MAIN STREET FUND/VA -               PORTFOLIO -
                                                SERVICE SHARES                 SERVICE SHARES               ADMINISTRATIVE CLASS
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      158,543             --              --            --         682,992             --
Accumulation units purchased and
  transferred from other funding options       185,356        158,543          23,341            --       1,258,702        695,401
Accumulation units redeemed and
  transferred to other funding options ..      (17,660)            --              --            --        (260,802)       (12,409)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      326,239        158,543          23,341            --       1,680,892        682,992
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   TOTAL RETURN               PIONEER AMERICA                PIONEER BALANCED
                                                    PORTFOLIO -             INCOME VCT PORTFOLIO -            VCT PORTFOLIO -
                                               ADMINISTRATIVE CLASS           CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,866,790             --         221,681            --         355,261             --
Accumulation units purchased and
  transferred from other funding options     2,162,680      2,903,068       1,012,042       222,740         514,395        359,276
Accumulation units redeemed and
  transferred to other funding options ..     (852,863)       (36,278)       (235,301)       (1,059)       (149,429)        (4,015)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    4,176,607      2,866,790         998,422       221,681         720,227        355,261
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                PIONEER EMERGING            PIONEER EQUITY INCOME              PIONEER EUROPE
                                             MARKETS VCT PORTFOLIO -           VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       98,728             --         834,923            --          20,906             --
Accumulation units purchased and
  transferred from other funding options       307,104        110,787         740,355       876,162          46,626         20,906
Accumulation units redeemed and
  transferred to other funding options ..      (63,108)       (12,059)       (163,465)      (41,239)             (3)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      342,724         98,728       1,411,813       834,923          67,529         20,906
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                PIONEER FUND VCT            PIONEER GROWTH SHARES            PIONEER HIGH YIELD
                                                  PORTFOLIO -                  VCT PORTFOLIO -                VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      773,582             --         413,750            --       2,446,119             --
Accumulation units purchased and
  transferred from other funding options     1,901,572        775,768         313,314       502,610       2,699,337      2,514,091
Accumulation units redeemed and
  transferred to other funding options ..     (131,953)        (2,186)        (98,165)      (88,860)       (718,914)       (67,972)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    2,543,201        773,582         628,899       413,750       4,426,542      2,446,119
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                             PIONEER OAK RIDGE
                                              PIONEER INTERNATIONAL            PIONEER MID CAP                LARGE CAP GROWTH
                                              VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -             VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      226,974             --         456,826            --              --             --
Accumulation units purchased and
  transferred from other funding options       236,759        226,974       1,102,585       458,100         255,820             --
Accumulation units redeemed and
  transferred to other funding options ..      (38,495)            --         (57,022)       (1,274)           (425)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      425,238        226,974       1,502,389       456,826         255,395             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                 PIONEER PAPP                   PIONEER PAPP
                                             AMERICA-PACIFIC RIM              SMALL & MID CAP              PIONEER REAL ESTATE
                                                  FUND VCT -              GROWTH VCT PORTFOLIO -          SHARES VCT PORTFOLIO -
                                               CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....           --             --              --            --         139,482             --
Accumulation units purchased and
  transferred from other funding options        38,086             --         173,610            --         227,032        141,380
Accumulation units redeemed and
  transferred to other funding options ..           (2)            --            (273)           --         (13,040)        (1,898)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       38,084             --         173,337            --         353,474        139,482
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               PIONEER SMALL CAP            PIONEER SMALL COMPANY            PIONEER STRATEGIC
                                              VALUE VCT PORTFOLIO -             VCT PORTFOLIO -            INCOME VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      170,627             --         136,823            --         337,671             --
Accumulation units purchased and
  transferred from other funding options       414,683        234,389          31,738       161,392       1,974,017        445,893
Accumulation units redeemed and
  transferred to other funding options ..      (58,554)       (63,762)        (19,183)      (24,569)       (184,294)      (108,222)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      526,756        170,627         149,378       136,823       2,127,394        337,671
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  PIONEER VALUE                    PUTNAM VT                     PUTNAM VT
                                                 VCT PORTFOLIO -             INTERNATIONAL EQUITY             SMALL CAP VALUE
                                                 CLASS II SHARES            FUND - CLASS IB SHARES        FUND - CLASS IB SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      424,443             --          67,360            --         295,873             --
Accumulation units purchased and
  transferred from other funding options       558,502        424,443          33,357        67,389         339,813        298,062
Accumulation units redeemed and
  transferred to other funding options ..      (30,095)            --          (8,933)          (29)        (56,916)        (2,189)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      952,850        424,443          91,784        67,360         578,770        295,873
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                                LARGE CAP
                                             ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I        GROWTH FUND - CLASS I
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      380,188             --         524,964            --         399,752             --
Accumulation units purchased and
  transferred from other funding options       377,991        380,370         407,465       548,185         706,787        405,448
Accumulation units redeemed and
  transferred to other funding options ..      (73,000)          (182)       (190,369)      (23,221)        (74,630)        (5,696)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      685,179        380,188         742,060       524,964       1,031,909        399,752
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                SMALL CAP GROWTH                                           CONVERTIBLE SECURITIES
                                                 FUND - CLASS I          TOTAL RETURN FUND - CLASS II           PORTFOLIO
                                            -------------------------    ----------------------------    -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      351,036             --         141,943            --         627,105             --
Accumulation units purchased and
  transferred from other funding options       537,065        352,027         302,883       145,346         839,632        629,883
Accumulation units redeemed and
  transferred to other funding options ..      (56,745)          (991)        (70,006)       (3,403)       (239,112)        (2,778)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      831,356        351,036         374,820       141,943       1,227,625        627,105
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               DISCIPLINED MID CAP                                          FEDERATED HIGH YIELD
                                                STOCK PORTFOLIO            EQUITY INCOME PORTFOLIO               PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      290,083             --         361,176            --         526,338             --
Accumulation units purchased and
  transferred from other funding options       178,644        294,569         905,480       366,823         676,929        537,154
Accumulation units redeemed and
  transferred to other funding options ..      (16,445)        (4,486)        (48,092)       (5,647)       (161,811)       (10,816)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      452,282        290,083       1,218,564       361,176       1,041,456        526,338
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                            LAZARD INTERNATIONAL
                                            FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO              STOCK PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       70,775             --         183,980            --         181,764             --
Accumulation units purchased and
  transferred from other funding options        68,455         71,262         131,673       183,985         177,701        182,104
Accumulation units redeemed and
  transferred to other funding options ..         (588)          (487)        (23,231)           (5)         (7,457)          (340)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      138,642         70,775         292,422       183,980         352,008        181,764
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                             MERRILL LYNCH LARGE CAP             MFS EMERGING                   MFS MID CAP
                                                 CORE PORTFOLIO                GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       80,220             --          55,479            --         216,590             --
Accumulation units purchased and
  transferred from other funding options       426,620         80,220          58,842        55,648         194,760        216,966
Accumulation units redeemed and
  transferred to other funding options ..      (45,560)            --         (17,931)         (169)        (41,714)          (376)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      461,280         80,220          96,390        55,479         369,636        216,590
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                             SOCIAL AWARENESS
                                               MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO            STOCK PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....           --             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options        45,285             --          32,934            --           6,198             --
Accumulation units redeemed and
  transferred to other funding options ..          (12)            --            (608)           --              --             --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       45,273             --          32,326            --           6,198             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                TRAVELERS QUALITY              U.S. GOVERNMENT                  AIM CAPITAL
                                                 BOND PORTFOLIO              SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    1,117,903             --              --            --         218,179             --
Accumulation units purchased and
  transferred from other funding options     1,016,612      1,289,685          12,317            --         182,064        218,390
Accumulation units redeemed and
  transferred to other funding options ..     (413,384)      (171,782)             --            --         (19,191)          (211)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,721,131      1,117,903          12,317            --         381,052        218,179
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                            SB ADJUSTABLE RATE
                                                                              PIONEER STRATEGIC             INCOME PORTFOLIO -
                                           MFS TOTAL RETURN PORTFOLIO         INCOME PORTFOLIO                CLASS I SHARES
                                           --------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,930,928             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options     2,504,764      2,982,186          23,425            --         424,419             --
Accumulation units redeemed and
  transferred to other funding options ..     (455,722)       (51,258)           (141)           --         (20,101)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    4,979,970      2,930,928          23,284            --         404,318             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                             COMSTOCK PORTFOLIO -          ENTERPRISE PORTFOLIO -
                                           STRATEGIC EQUITY PORTFOLIO          CLASS II SHARES                CLASS II SHARES
                                           --------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      189,884             --         978,464            --         275,308             --
Accumulation units purchased and
  transferred from other funding options        16,929        189,997         939,350       984,690          13,807        276,739
Accumulation units redeemed and
  transferred to other funding options ..      (24,644)          (113)        (73,029)       (6,226)        (42,196)        (1,431)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      182,169        189,884       1,844,785       978,464         246,919        275,308
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                              DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                SERVICE CLASS 2                SERVICE CLASS 2
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      433,928             --          13,778            --         247,951             --
Accumulation units purchased and
  transferred from other funding options       745,007        436,452          48,756        13,995         820,798        256,623
Accumulation units redeemed and
  transferred to other funding options ..      (47,138)        (2,524)           (597)         (217)        (84,074)        (8,672)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,131,797        433,928          61,937        13,778         984,675        247,951
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                    COMBINED
                                            -------------------------
                                               2004           2003
                                               ----           ----
Accumulation units beginning of year ....   35,038,657             --
Accumulation units purchased and
  transferred from other funding options    52,069,125     36,655,022
Accumulation units redeemed and
  transferred to other funding options ..   (9,733,606)    (1,616,365)
                                            ----------     ----------
Accumulation units end of year ..........   77,374,176     35,038,657
                                            ==========     ==========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of TLAC Separate Account Fourteen for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TLAC Separate Account Fourteen for Variable Annuities as of December 31, 2004 and the related statement of operations and for the year then ended and the statement of changes in net assets and financial highlights for the period May 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Separate Account Fourteen for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period May 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Separate Account Fourteen for Variable Annuities or shares of Separate Account Fourteen's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Separate Account Fourteen for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP14 (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                       STATEMENT OF ADDITIONAL INFORMATION

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES


                           PIONEER ANNUISTAR(sm) ANNUITY
                             PORTFOLIO ARCHITECT II
                            PIONEER ANNUISTAR(sm) VALUE














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-23048S-TLAC                                                           May 2005

                                     PART C

                                Other Information
                                -----------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:
       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31,
         2004, 2003 and 2002
       Notes to Financial Statements
       Financial Statement Schedules

 (b) EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective AmendmentNo. 4 to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65946 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101815 filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

      6.(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incoporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-101778).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 12, 2002.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       11.        N/A

       12.        N/A

       14.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 12, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101815, filed January 21, 2005.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101815, filed January 21, 2005.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH INSURANCE COMPANY
----------------                ----------------------

George C. Kokulis               Director, Chairman, President and
                                Chief Executive Officer

Glenn D. Lammey                 Director, Senior Executive Vice President, Chief
                                Financial Officer, Chief Accounting Officer

Kathleen L. Preston             Director and Executive Vice President

Edward W. Cassidy               Director and Executive Vice President

Brendan M. Lynch                Executive Vice President

David P. Marks                  Executive Vice President and
                                Chief Investment Officer

Winnifred Grimaldi              Senior Vice President

Marla Berman Lewitus            Director, Senior Vice President and
                                General Counsel

William P. Krivoshik            Director, Senior Vice President and Chief
                                Information Officer

David A. Golino                 Vice President and Controller

Donald R. Munson, Jr.           Vice President

Mark Remington                  Vice President

Tim W. Still                    Vice President

Bennett Kleinberg               Vice President

Dawn Fredette                   Vice President

George E. Eknaian               Vice President and Chief Actuary

Linn K. Richardson              Second Vice President and Actuary

Paul Weissman                   Second Vice President and Actuary

Ernest J.Wright                 Vice President and Secretary

Kathleen A. McGah               Assistant Secretary and Deputy General Counsel

Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 1,319 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.

(b)    NAME AND PRINCIPAL          POSITIONS AND OFFICES
       BUSINESS ADDRESS            WITH UNDERWRITER

       Kathleen L. Preston         Board of Manager

       Glenn D. Lammey             Board of Manager

       William F. Scully III       Board of Manager

       Donald R. Munson, Jr.       Board of Manager, President, Chief Executive
                                   Officer and Chief Operating Officer

       Tim W. Still                Vice President

       Anthony Cocolla             Vice President

       John M. Laverty             Treasurer and Chief Financial Officer

       Stephen E. Abbey            Chief Compliance Officer

       Alison K. George            Director and Chief Advertising
                                   Compliance Officer

       Stephen T. Mullin           Chief Compliance Officer

       Ernest J. Wright            Secretary

       Kathleen A. McGah           Assistant Secretary

       William D. Wilcox           Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 21st day of April, 2005.


              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2005.


*GEORGE C. KOKULIS           Director, President and Chief Executive Officer
------------------------     (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY             Director, Chief Financial Officer, Chief Accounting
------------------------     Officer (Principal Financial Officer)
(Glenn D. Lammey)

*MARLA BERMAN LEWITUS        Director, Senior Vice President and General Counsel
------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON         Director and Executive Vice President
------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY           Director and Executive Vice President
------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK        Director, Senior Vice President and
------------------------     Chief Information Officer
(William P. Krivoshik)



*By:   /s/ Ernest J. Wright, Attorney-in-fact
       --------------------------------------

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------

    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.